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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07185

Morgan Stanley Select Dimensions Investment Series
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2003

Date of reporting period: June 30, 2003

Item 1: Report to Shareholder

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MORGAN STANLEY
SELECT DIMENSIONS INVESTMENT SERIES

SEMI-ANNUAL REPORT
JUNE 30, 2003
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Morgan Stanley Select Dimensions Investment Series
TABLE OF CONTENTS

Letter to the Shareholders........................    1
Fund Performance..................................   10
Portfolio of Investments:
    Money Market..................................   12
    Flexible Income...............................   14
    Balanced Growth...............................   37
    Utilities.....................................   49
    Dividend Growth...............................   53
    Value-Added Market............................   56
    Growth........................................   68
    American Opportunities........................   72
    Capital Opportunities.........................   78
    Global Equity.................................   82
    Developing Growth.............................   87
Financial Statements:
    Statements of Assets and Liabilities..........   92
    Statements of Operations......................   94
    Statements of Changes in Net Assets...........   96
Notes to Financial Statements.....................  104
Financial Highlights..............................  114

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003

Dear Shareholder:
The six-month period ended June 30, 2003 included two distinct market environments. During the first quarter, concerns that the war in Iraq would lead to a weak economy led the major U.S. equity indexes lower. Traditionally defensive sectors outperformed in this environment as investors favored safety.

During the second quarter, fiscal and monetary policy became more stimulative. This led to a rally in both the credit and equity markets. Consumer confidence measures posted more-positive results during the period and continued strength in housing and autos added further support to the markets. The defensive sectors and securities that had led the market during the prior period fell behind as investors' risk appetite grew.

Fixed-Income Overview
The six-month period ended June 30, 2003, was a remarkable time for the fixed-income markets. During that period, the Federal Reserve Bank (the "Fed") cut the federal funds rate by 25 basis points to a scant 1 percent. Moreover, the Fed indicated in the announcement following its May 6 meeting that its policy focus had shifted to taking whatever steps it believed were necessary to restore the U.S. economy to a more solid growth trajectory and to avoid the possibility (however slim) of deflation. Benchmark U.S. Treasury rates fell to levels not seen in 45 years.

Prior to the beginning of the period, already slow growth was exacerbated as geopolitical concerns took their toll. While the Fed's stance did raise expectations for a more meaningful turn in the economic cycle, economic data remained lackluster during the first six months of 2003. There was, however, some improvement in the data and in confidence after the war in Iraq drew to a close.

Falling interest rates had a substantial impact on GNMA and other mortgage-backed securities. Homeowners were aggressive in their efforts to capitalize on lower refinancing costs, and prepayments reached record levels. As a result, mortgage-backed securities, and especially higher-coupon mortgages, lagged the benchmark Treasury market.

International Overview
International markets began the year trading in negative territory, weighed down by worries about deflation, a weakening U.S. dollar, uncertainty about a pending war in Iraq and the hangover from corporate governance scandals. Markets bottomed for the period in early March, when the uncertainty over the war in Iraq abated.

Equity markets also enjoyed support from additional interest-rate cuts by the U.S. Federal Reserve and the European Central Bank, with both institutions bringing policy rates to historically low levels. The Bank of
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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

Japan contributed additional liquidity as the central bank's new governor implemented policy changes aimed at reversing persistent deflationary trends. The market advance was accompanied by other encouraging signs: an appetite for new equity offerings, the announcements of large mergers and a substantial narrowing of corporate credit spreads.

In Asia, the SARS epidemic caused panic and turbulent markets. However, the disease was quickly contained, and both markets and economies have bounced back. China continued to post strong growth rates.

American Opportunities Portfolio
For the six-month period ended June 30, 2003, American Opportunities Portfolio's Class X shares produced a total return of 7.34 percent compared to 11.76 percent for the S&P 500 Index.(1) For the same period, the Portfolio's Class Y shares returned 7.16 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio underperformed the S&P 500 during the six-month period, largely because of its generally conservative construction. This defensive bias served the Portfolio well in the first few months of the period, as investors shared our concerns about the near-term strength of the U.S. economy. Those concerns led us to increase the Portfolio's cash position and to overweight conservative areas of the market such as utilities. The benefit of strong stock selection during these months balanced the cost of an overweighted position in telecommunications and an underweighted position in staples.

After keeping pace with the market through the first months of the period, the Portfolio fell behind in the rally that followed. As the rally gathered steam, we began to reduce the Portfolio's cash position in order to redeploy the assets into more economically sensitive sectors such as consumer discretionary, financials and technology. These positions helped performance, as did reduced holdings in consumer staples and an underweighted position in industrials. The Portfolio was held back by its continued focus on high-quality companies that were outpaced by more speculative companies during the period.

Balanced Growth Portfolio
For the six-month period ended June 30, 2003, Balanced Growth Portfolio's
Class X shares produced a total return of 8.50 percent versus 11.76 percent for the S&P 500, 11.57 percent for the Russell 1000

--------------------
(1) THE STANDARD & POOR'S 500 INDEX (S&P 500-REGISTERED TRADEMARK-) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

Value Index(2) and 3.93 percent for the Lehman Brothers U.S. Aggregate Index.(3) For the same period, the Portfolio's Class Y shares returned 8.31 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio underperformed the S&P 500 and Russell 1000 Value indexes during the six months ended June 30, 2003. Much of the portfolio's underperformance stemmed from its holdings of fixed-income securities, which lagged the equity market during the rally in April and May. We also overweighted the energy sector based on the attractive values of many companies, reflecting expectations for low oil prices. While we remain convinced of the value of the position, the sector did not participate as fully in the rally as other sectors. The Portfolio's returns were also affected by the poor performance of Sprint. The company suffered along with the rest of the telecommunications industry, and was further held back by stiff competition in key markets.

These positions were partially offset by strong performance in segments of the Portfolio's equity component. Cyclical names within the consumer-staples sector gained on the basis of rising expectations for the U.S. economy, and the Portfolio's exposure there was a positive. Strong stock selection in the consumer-discretionary and financial sectors also helped the Portfolio. Many of these securities presented compelling values, and appreciated strongly from their relatively low valuations at the beginning of the period.

Capital Opportunities Portfolio
For the six-month period ended June 30, 2003, Capital Opportunities Portfolio's Class X shares produced a total return of 17.64 percent versus 12.41 percent for the S&P MidCap 400 Index(4) and 15.63 percent for

--------------------
(2) THE RUSSELL 1000 VALUE INDEX MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 1000 INDEX WITH LOWER PRICE-TO-BOOK RATIOS AND LOWER FORECASTED GROWTH VALUES. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(3) THE LEHMAN BROTHERS U.S. AGGREGATE INDEX TRACKS THE PERFORMANCE OF ALL U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, INVESTMENT-GRADE CORPORATE DEBT SECURITIES, AGENCY MORTGAGE-BACKED SECURITIES, ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BASED SECURITIES. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(4) THE STANDARD AND POOR'S MIDCAP 400 INDEX (S&P 400) IS A MARKET-VALUE WEIGHTED INDEX THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 400 DOMESTIC STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

the Lipper Multi-Cap Growth Index.(5) For the same period, the Portfolio's Class Y shares returned 17.58 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

For the period, the Portfolio outperformed its benchmarks primarily because of stock selection, while sector allocation also made a positive contribution. The three largest sectors in the Portfolio were consumer discretionary, health care and technology. Each of these sectors contributed positively to relative performance. Stock selection was strongest in consumer discretionary, followed by financial services and utilities. Other contributors to performance included stock selection and an underweighted position in materials and processing, an overweighting in technology and stock selection in utilities. The largest detractor from performance was stock selection in the health-care sector. Stock selection and an underweighted position in producer durables also detracted from performance.

Developing Growth Portfolio
For the six-month period ended June 30, 2003, Developing Growth Portfolio's Class X shares produced a total return of 17.29 percent versus 18.79 percent for the Russell 2500 Growth Index(6) and 17.88 percent for the Russell 2000 Index.(7) For the same period, the Portfolio's Class Y shares returned 17.23 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio underperformed its benchmark indexes for the period primarily due to stock selection; sector allocation also had a negative impact on performance. The three largest sectors in the Portfolio were consumer discretionary, health care and technology. Stock selection contributed most to performance in the consumer discretionary, consumer staples and other energy sectors. Consumer discretionary contributed the most to relative performance, followed by other energy and consumer staples. The largest detractor from

--------------------
(5) THE LIPPER MULTI-CAP GROWTH INDEX TRACKS THE PERFORMANCE OF THE 30 LARGEST MULTI-CAP GROWTH MUTUAL FUNDS, AS CATEGORIZED BY LIPPER, INC. FUNDS IN THIS CATEGORY, BY PORTFOLIO PRACTICE, INVEST IN A VARIETY OF MARKET CAPITALIZATION RANGES WITHOUT CONCENTRATING 75 PERCENT OF THEIR EQUITY ASSETS IN ANY ONE MARKET CAPITALIZATION RANGE OVER AN EXTENDED PERIOD OF TIME. MULTI-CAP GROWTH FUNDS TYPICALLY HAVE AN ABOVE AVERAGE PRICE-TO-EARNINGS RATIO, PRICE-TO-BOOK RATIO AND THREE-YEAR SALES-PER-SHARE GROWTH VALUE COMPARED TO THE S&P SUPERCOMPOSITE 1500 INDEX. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(6) THE RUSSELL 2500 GROWTH INDEX MEASURES THE PERFORMANCE OF COMPANIES IN THE RUSSELL 2500 INDEX WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH VALUES. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.
(7) THE RUSSELL 2000 INDEX IS A CAPITALIZATION-WEIGHTED INDEX, WHICH IS COMPRISED OF THE 2000 SMALLEST STOCKS INCLUDED IN THE RUSSELL 3000 INDEX. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

performance was stock selection and a relative underweight in technology, which accounts for most of the Portfolio's underperformance compared to its benchmarks. In addition, the stocks the Fund owned in health care lagged the Index sector return.

Dividend Growth Portfolio
For the six-month period ended June 30, 2003, Dividend Growth Portfolio's
Class X shares posted a total return of 11.44 percent versus 11.76 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned
11.33 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Sector selection was negative for the Portfolio, while stock selection was strongly positive. Sector selection detracted from performance most meaningfully in the basic resources area, where the Portfolio is overweighted relative to the benchmark. However, sector selection was favorable in the telephone services group, where the Portfolio is underweighted relative to the S&P 500 benchmark. The Portfolio's overweighting in the utility sector and its underweighting in food and tobacco and energy were also positives. Stock selection was strong in heavy-industry, consumer-durables, health-care, food and tobacco, and financial-services stocks. The Portfolio's individual holdings in utility names detracted from relative performance. Investment decisions continue to reflect a commitment to the dividend-growth discipline.

Flexible Income Portfolio
For the six-month period ended June 30, 2003, Flexible Income Portfolio's
Class X shares produced a total return of 7.66 percent versus 4.27 percent for the Lehman Brothers Intermediate U.S. Government/Credit Index.(8) For the same period, the Portfolio's Class Y shares returned 7.40 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

On May 1, 2003, the Portfolio's name changed to Flexible Income Portfolio from Diversified Income Portfolio. This name change reflected a change in the Portfolio's investment mandate. Previously, the Portfolio equally allocated approximately one-third of its assets among three separate groups or market segments of fixed-income securities: global securities; mortgaged-backed securities and U.S. government securities; and high-yield securities. Under the Portfolio's new investment mandate, the management team will actively allocate the Portfolio's securities investments among these groups, with the addition of an

--------------------
(8) THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX TRACKS THE PERFORMANCE OF U.S. GOVERNMENT AND CORPORATE OBLIGATIONS, INCLUDING U.S. GOVERNMENT AGENCY AND TREASURY SECURITIES, AND CORPORATE AND YANKEE BONDS WITH MATURITIES OF 1 TO 10 YEARS. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

emerging markets-securities group. The amount of the Portfolio's assets committed to any one asset class or group will fluctuate depending upon market conditions and the current economic environment.

In keeping with its new mandate, the Portfolio's performance was driven by its flexible allocations to the world's major fixed-income markets and sectors. Among the positives were the Portfolio's holdings of high-yield securities, which constituted approximately one-third of the Portfolio. Investments in global securities also proved helpful. The global portion included investment-grade corporate securities, which generally performed well relative to government securities benchmarks.

The Portfolio's performance was also helped by the global portion's exposure to non-U.S. currencies. The strong performance of most non-U.S. currencies during the period caused the Portfolio's unhedged non-U.S.-dollar holdings to gain strongly.

Global Equity Portfolio
For the six-month period ended June 30, 2003, Global Equity Portfolio's Class X shares produced a total return of 14.08 percent, compared to 11.12 percent for the Morgan Stanley Capital International (MSCI) World Index.(9) For the same period, the Portfolio's Class Y shares returned 13.93 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio's performance relative to its benchmark was favorably affected by its overweighted positions in the technology, biotechnology and media sectors and its corresponding underweighted stance in the energy and consumer staples sectors.

On June 30, 2003, the Portfolio's regional weighting targets were 62 percent in North America (overweighted relative to the MSCI World Index), 23 percent in Europe (underweighted), 10 percent in Japan (overweighted) and 3 percent in Asia (overweighted). The remaining 2 percent was held in cash and cash equivalents.

Growth Portfolio
For the six-month period ended June 30, 2003, Growth Portfolio's Class X shares posted a total return of 12.57 percent versus 11.76 percent for the S&P 500. For the same period, the Portfolio's Class Y shares

--------------------
(9) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX MEASURES THE PERFORMANCE OF A DIVERSE RANGE OF GLOBAL STOCK MARKETS, INCLUDING SECURITIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 22 DEVELOPED MARKET COUNTRIES IN NORTH AMERICA, EUROPE AND THE ASIA/PACIFIC REGION. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. INDEXES ARE UNMANAGED, AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

returned 12.43 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

On a relative basis, the Portfolio was helped by security selection and an underweighted position in the telecommunication-services sector. Stock selection and an underweighting in energy also contributed to performance. Because the typical energy stock advanced less than the index return over the period, the Portfolio benefited from our decision to underweight the sector. The energy stocks we did own performed better than average and contributed to performance. The Portfolio's lack of meaningful exposure to materials stocks also helped relative performance.

Disappointing stock selection in the consumer-discretionary, technology and financials sectors detracted from performance. During the second quarter of 2003 when the market rallied, technology stocks were some of the biggest beneficiaries, especially speculative names with relatively weak fundamentals. Our focus, however, remained on higher-quality companies that we believed would do well even if the economy failed to recover as quickly as some people hoped. On the positive side, several technology companies were among the portfolio's leading positive contributors

The Portfolio's position in mortgage company Freddie Mac was the most significant individual detractor in the financial sector. Earlier this year, we reduced the Portfolio's investment in Freddie Mac because of a change in auditors and concerns regarding the treatment of interest-rate hedges in financial statements. On June 9, the position was eliminated from the Portfolio.

Money Market Portfolio
As of June 30, 2003, the Money Market Portfolio had net assets in excess of $168 million, with an average maturity of 31 days. For the seven-day period ended June 30, 2003, the Portfolio's Class X shares provided an effective annualized yield of 0.62 percent and a current annualized yield of 0.62 percent, while its 30-day moving average annualized yield for June was 0.68 percent. For the six-month period ended June 30, 2003, the Portfolio's Class X shares provided a total return of 0.38 percent and an annualized total return of 0.77 percent.

For the seven-day period ended June 30, 2003, the Portfolio's Class Y shares provided an effective annualized yield of 0.37 percent and a current annualized yield of 0.37 percent, while its 30-day moving average annualized yield for June was 0.43 percent. For the six-month period ended June 30, 2003, the Portfolio's Class Y shares provided a total return of 0.25 percent and an annualized total return of 0.50

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

On June 30, 2003, approximately 64 percent of the Portfolio was invested in high-quality commercial paper, 22 percent in federal agency obligations and the remaining 14 percent in short-term certificates of deposit and bank notes issued by financially strong commercial banks. Approximately 98 percent of the Portfolio's holdings were due to mature in less than four months. Consequently, we believe the Portfolio is well positioned for stability of value with a very high degree of liquidity. As always, we attempt to operate the Portfolio in a conservative manner without the use of derivatives or structured notes that might fluctuate excessively with changing interest rates. We believe that the Portfolio continues to serve as a useful investment for liquidity, preservation of capital and a yield that reflects prevailing money-market conditions.

Utilities Portfolio
For the six-month period ended June 30, 2003, Utilities Portfolio's Class X shares produced a total return of 12.58 percent versus 11.76 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares returned 12.46 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The six-month period ended June 30, 2003, was highly constructive for the equity markets and for the utilities sector. Like other sectors that suffered in 2002, utilities stocks rebounded sharply off of their lows and posted strong performance as a group through June. The sector's appeal to investors stemmed from a number of factors. Most of the sectors within the utilities industry enjoyed some improvement in their fundamentals that made them especially attractive given their relatively low valuations at the beginning of the period. The stocks' defensive characteristics made them even more attractive to conservative investors concerned about volatility in the equity markets. Utilities stocks' dividend yields were an added incentive for investors, and were rendered even more compelling by changes in the tax treatment of dividends.

The Portfolio's outperformance of the S&P 500 Index can be attributed to its broad diversification within the utilities sector, which posted a strong rebound in the first half of 2003. The Portfolio's performance was boosted by its holdings in the electric and gas industries, which were among the best-returning subsectors within the utilities group. As was the case with many other areas in the market, some of the best-performing electric companies were the lowest-quality names. We chose to keep the Portfolio's aggregate quality fairly high, though we did add a diversified basket of wholesale generators in order to give shareholders some controlled exposure to these companies while remaining true to our long-term bias

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Morgan Stanley Select Dimensions Investment Series
LETTER TO THE SHAREHOLDERS / / JUNE 30, 2003 CONTINUED

toward high-quality companies. Broadly speaking, we emphasized electric companies with earnings growth visibility, appealing yields and dividend-growth potential.

We followed a similar strategy in the telecommunications sector. Some of the companies with uncertain fundamentals were among the best performers. Our decision to avoid overweighting these companies because of our commitment to maintaining the Portfolio's high-quality posture tempered performance. We kept the Portfolio's telecom holdings well diversified across various facets of the sector including regional Bell operating companies, cable and wireless services carriers.

Value-Added Market Portfolio
For the six-month period ended June 30, 2003, Value-Added Market Portfolio's Class X shares produced a total return of 13.58 percent compared to 11.76 percent for the S&P 500 Index. For the same period, the Portfolio's Class Y shares posted a total return of 13.46 percent. THE PERFORMANCE OF THE TWO SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio invests in substantially all the stocks included in the S&P 500. Unlike the index, however, the Portfolio approximately equally weights all the stocks comprising the S&P 500, thereby emphasizing the stocks of small- and mid-cap companies. The Portfolio's return was bolstered by strong performance during the first half of 2003 by the technology and utilities sectors.

We appreciate your ongoing support of Morgan Stanley Select Dimensions Investment Series and look forward to continuing to serve your investment needs.

Very truly yours,

  /s/ Charles A. Fiumefreddo                        /s/ Mitchell M. Merin

Charles A. Fiumefreddo                              Mitchell M. Merin
CHAIRMAN OF THE BOARD                               PRESIDENT

Proxy Voting Policies and Procedures
A description of the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling (800) 869-NEWS. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

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Morgan Stanley Select Dimensions Investment Series
FUND PERFORMANCE / / JUNE 30, 2003

   AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED JUNE 30, 2003(1)
----------------------------------------------------------------
                                                        SINCE
CLASS X                              1 YEAR  5 YEARS  INCEPTION*
-------                              ------  -------  ----------
American Opportunities.............  (6.93)%  (0.74)%     10.73%
Balanced Growth....................   0.40     2.01        8.51
Capital Opportunities..............  (2.12)  (10.80)      (5.06)
Developing Growth..................  (0.29)   (1.03)       8.68
Dividend Growth....................  (5.49)   (0.75)      10.73
Flexible Income....................  13.57     1.20        3.96
Global Equity......................  (0.68)   (0.03)       5.26
Growth.............................  (1.15)   (2.84)       6.05
Money Market.......................   1.00     3.77        4.46
Utilities..........................   2.66     0.56        8.57
Value-Added Market.................  (0.35)    3.50       11.06

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS X SHARES WILL VARY FROM THE PERFORMANCE OF
CLASS Y SHARES DUE TO DIFFERENCES IN EXPENSES.

------------------------

 (1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
   * The inception date of each Portfolio was November 9, 1994, with the exception of Capital Opportunities, which commenced operations on January 21, 1997.

Morgan Stanley Select Dimensions Investment Series
FUND PERFORMANCE / / JUNE 30, 2003 CONTINUED

 AVERAGE ANNUAL TOTAL RETURNS-PERIOD ENDED JUNE 30, 2003(1)
------------------------------------------------------------
                                                    SINCE
CLASS Y                                   1 YEAR  INCEPTION*
-------                                   ------  ----------
American Opportunities..................  (7.20)%    (17.77)%
Balanced Growth.........................   0.15        2.23
Capital Opportunities...................  (2.43)     (36.51)
Developing Growth.......................  (0.52)     (18.66)
Dividend Growth.........................  (5.73)      (0.99)
Flexible Income.........................  13.17        2.09
Global Equity...........................  (0.96)     (11.04)
Growth..................................  (1.42)     (18.17)
Money Market............................   0.74        2.57
Utilities...............................   2.41      (15.26)
Value-Added Market......................  (0.64)       1.00

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS Y SHARES WILL VARY FROM THE PERFORMANCE OF
CLASS X SHARES DUE TO DIFFERENCES IN EXPENSES.

------------------------

 (1) Figure assumes reinvestment of all distributions for the underlying fund based on net asset value (NAV). It does not reflect the deduction of insurance expenses, an annual contract maintenance fee, or surrender charges.
   *  Inception date of July 24, 2000.

Money Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

                                                                  ANNUALIZED
PRINCIPAL                                                           YIELD
AMOUNT IN                                                         ON DATE OF           MATURITY
THOUSANDS                                                          PURCHASE              DATE             VALUE

-------------------------------------------------------------------------------------------------------------------

           COMMERCIAL PAPER (64.4%)
           BANKING (5.0%)
 $ 4,000   Citicorp..........................................      1.03  %             08/18/03        $  3,994,507
   4,450   Northern Trust Corp...............................    1.22 - 1.24     07/21/03 - 08/29/03      4,443,658
                                                                                                       ------------
                                                                                                          8,438,165
                                                                                                       ------------
           FINANCE - AUTOMOTIVE (1.8%)
   3,000   BMW US Capital Corp...............................        1.21              07/22/03           2,997,883
                                                                                                       ------------
           FINANCE - CONSUMER (12.1%)
   4,000   DaimlerChryster Revolving Auto Conduit............        0.98              07/24/03           3,997,496
   8,100   FCAR Owner Trust..................................    1.03 - 1.14     07/11/03 - 08/01/03      8,096,005
   8,200   New Center Asset Trust............................    0.95 - 1.03     07/28/03 - 08/22/03      8,191,043
                                                                                                       ------------
                                                                                                         20,284,544
                                                                                                       ------------
           FINANCE - CORPORATE (1.8%)
   3,000   Ciesco, L.P.......................................        1.22              07/08/03           2,999,288
                                                                                                       ------------
           FINANCIAL CONGLOMERATES (9.5%)
   7,900   General Electric Capital Corp.....................    0.98 - 1.13     08/07/03 - 09/04/03      7,889,512
   8,150   Mortgage Interest Networking Trust................    0.98 - 1.24     07/18/03 - 07/29/03      8,144,253
                                                                                                       ------------
                                                                                                         16,033,765
                                                                                                       ------------
           INTEGRATED OIL (2.1%)
   3,500   Shell Finance (UK) PLC............................        1.18              08/14/03           3,494,952
                                                                                                       ------------
           INTERNATIONAL BANKS (32.1%)
   6,700   A N Z (Delaware) Inc..............................    1.05 - 1.22     07/01/03 - 07/30/03      6,697,548
   2,350   Barclays U.S. Funding Corp........................    1.04 - 1.25     08/01/03 - 08/27/03      2,346,644
   3,000   BNP Paribas Finance Inc...........................        1.24              07/07/03           2,999,380
   8,127   CBA (Delaware) Finance Inc........................    1.03 - 1.25     07/07/03 - 08/01/03      8,123,577
   4,000   Dexia (Delaware) LLC..............................        1.02              07/18/03           3,998,073
   5,200   ING (U.S.) Funding LLC............................    1.21 - 1.22     07/09/03 - 08/14/03      5,195,346
   8,362   Royal Bank of Scotland PLC........................    1.23 - 1.25     07/03/03 - 07/15/03      8,360,204
   8,300   Societe Generale N.A. Inc.........................    1.00 - 1.25     07/01/03 - 08/04/03      8,297,163
   3,460   UBS Finance (Delaware) LLC........................        1.31              07/01/03           3,460,000
   4,500   Westpac Capital Corp..............................    0.98 - 1.08     07/09/03 - 07/10/03      4,498,910
                                                                                                       ------------
                                                                                                         53,976,845
                                                                                                       ------------
           TOTAL COMMERCIAL PAPER
            (COST $108,225,442)......................................................................   108,225,442
                                                                                                       ------------
           U.S. GOVERNMENT AGENCIES (21.8%)
   2,475   Federal Farm Credit Banks.........................        1.45              08/05/03           2,471,559

                       SEE NOTES TO FINANCIAL STATEMENTS

Money Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

                                                                 ANNUALIZED
PRINCIPAL                                                           YIELD
AMOUNT IN                                                        ON DATE OF           MATURITY
THOUSANDS                                                         PURCHASE              DATE              VALUE

-------------------------------------------------------------------------------------------------------------------

 $10,450   Federal Home Loan Mortgage Corp...................    1.16 - 1.21%    07/17/03 - 10/09/03   $ 10,425,735
  23,725   Federal National Mortgage Assoc...................    0.87 - 1.20     07/02/03 - 12/17/03     23,689,720
                                                                                                       ------------
           TOTAL U.S. GOVERNMENT AGENCIES
            (COST $36,587,014).......................................................................    36,587,014
                                                                                                       ------------
           CERTIFICATES OF DEPOSITS (10.2%)
   2,300   Bank of America N.A...............................        1.11              07/16/03           2,300,000
   2,700   Chase Manhattan Bank (USA), N.A...................        1.24              07/03/03           2,700,000
   4,000   State Street Bank & Trust Co......................        1.03              07/16/03           4,000,000
   8,200   Wells Fargo Bank, N.A.............................    1.21 - 1.24     07/07/03 - 08/19/03      8,200,000
                                                                                                       ------------
           TOTAL CERTIFICATES OF DEPOSITS
            (COST $17,200,000).......................................................................    17,200,000
                                                                                                       ------------
           SHORT-TERM BANK NOTES (3.8%)
   4,000   Bank of America N.A...............................        1.23              07/10/03           4,000,000
   2,350   Standard Federal Bank N.A.........................        0.94              08/21/03           2,350,000
                                                                                                       ------------
           TOTAL SHORT-TERM BANK NOTES
            (COST $6,350,000)........................................................................     6,350,000
                                                                                                       ------------

           TOTAL INVESTMENTS
            (COST $168,362,456) (a)..........................  100.2%   168,362,456
           LIABILITIES IN EXCESS OF OTHER ASSETS.............   (0.2)      (330,652)
                                                               -----   ------------
           NET ASSETS........................................  100.0%  $168,031,804
                                                               =====   ============

---------------------

 (a)  COST IS THE SAME FOR FEDERAL INCOME TAX PURPOSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             GOVERNMENT & CORPORATE BONDS (83.0%)
             FOREIGN (23.8%)
             ARGENTINA (0.1%)
             GOVERNMENT OBLIGATION
$       210  Republic of Argentina.............................      0.00%           03/31/23        $   112,350
                                                                                                     -----------
             AUSTRIA (1.9%)
             GOVERNMENT OBLIGATION
EUR   1,200  Austrian Government Bond..........................      3.40            10/20/04          1,403,882
                                                                                                     -----------
             BERMUDA (0.0%)
             PERSONNEL SERVICES
         10  Adecco Financial Services.........................      6.00            03/15/06             12,306
                                                                                                     -----------
             BRAZIL (2.3%)
             GOVERNMENT OBLIGATION
$     1,650  Federal Republic of Brazil........................      12.00           04/15/10          1,718,475
                                                                                                     -----------
             BULGARIA (0.5%)
             GOVERNMENT OBLIGATION
        290  Republic of Bulgaria..............................      8.25            01/15/15            342,200
                                                                                                     -----------
             CANADA (2.2%)
             AIRLINES (0.1%)
        140  Air Canada Corp. (a)(c)...........................      10.25           03/15/11             63,000
                                                                                                     -----------
             ALTERNATIVE POWER GENERATION (0.0%)
         45  Calpine Canada Energy Finance Corp................      8.50            05/01/08             35,378
                                                                                                     -----------
             CHEMICALS: SPECIALTY (0.1%)
         80  Acetex Corp.......................................     10.875           08/01/09             88,900
                                                                                                     -----------
             CONTAINERS/PACKAGING (0.1%)
         65  Norampac, Inc. - 144A*............................      6.75            06/01/13             68,250
                                                                                                     -----------
             ELECTRONICS/APPLIANCES (0.0%)
        750  International Semi-Tech Microelectronics,
              Inc. (a)(c)......................................      11.50           08/15/03                  0
                                                                                                     -----------
             FOREST PRODUCTS (0.2%)
        130  Tembec Industries Inc.............................      8.50            02/01/11            128,700
         40  Tembec Industries Inc.............................      7.75            03/15/12             38,800
                                                                                                     -----------
                                                                                                         167,500
                                                                                                     -----------
             GOVERNMENT OBLIGATION (0.8%)
CAD     725  Canada Government Bond............................      5.50            06/01/09            580,339
                                                                                                     -----------
             INTEGRATED OIL (0.0%)
$        30  Petro-Canada......................................      5.35            07/15/33             28,676
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             MOVIES/ENTERTAINMENT (0.2%)
$       134  Alliance Atlantis Communications, Inc.............     13.00%           12/15/09        $   152,760
                                                                                                     -----------
             PUBLISHING: NEWSPAPERS (0.1%)
         66  Hollinger Participation - 144A*...................     12.125+          11/15/10             73,718
                                                                                                     -----------
             PULP & PAPER (0.6%)
        155  Abitibi - Consolidated Inc........................      6.00            06/20/13            147,523
        100  Norske Skog Canada Ltd............................      8.625           06/15/11            114,950
         95  Norske Skog Canada Ltd. - 144A*...................      8.625           06/15/11             99,275
         20  Pacifica Papers Inc...............................      10.00           03/15/09             21,300
                                                                                                     -----------
                                                                                                         383,048
                                                                                                     -----------
             SPECIALTY TELECOMMUNICATIONS (0.0%)
        200  Worldwide Fiber Inc. (c)..........................      12.00           08/01/09                 20
                                                                                                     -----------
             TOTAL CANADA..........................................................................    1,641,589
                                                                                                     -----------
             CHILE (0.2%)
             OIL & GAS PRODUCTION
        160  Empresa Nacional de Petroleo......................      6.75            11/15/12            179,838
                                                                                                     -----------
             COLOMBIA (0.8%)
             GOVERNMENT OBLIGATIONS
         40  Republic of Colombia..............................      10.50           07/09/10             46,000
          9  Republic of Colombia..............................      9.75            04/09/11              9,875
        260  Republic of Colombia..............................      9.75            04/09/11            291,703
        130  Republic of Colombia..............................      10.00           01/23/12            145,600
         60  Republic of Colombia..............................      10.75           01/15/13             70,200
         50  Republic of Colombia..............................      11.75           02/25/20             62,250
                                                                                                     -----------
             TOTAL COLOMBIA........................................................................      625,628
                                                                                                     -----------
             DENMARK (0.1%)
             GOVERNMENT OBLIGATION
DKK     400  Kingdom of Denmark................................      5.00            08/15/05             65,198
                                                                                                     -----------
             FRANCE (1.4%)
             CHEMICALS - SPECIALTY (0.2%)
$       140  Rhodia SA - 144A*.................................      8.875           06/01/11            144,900
                                                                                                     -----------
             GOVERNMENT OBLIGATIONS (0.9%)
EUR     225  France (Republic of)..............................      5.00            07/12/05            271,932
        300  France (Republic of)..............................      6.50            04/25/11            415,285
                                                                                                     -----------
                                                                                                         687,217
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             MEDIA CONGLOMERATES (0.2%)
$       160  Vivendi Universal SA - 144A*......................      9.25%           04/15/10        $   182,000
                                                                                                     -----------
             TELECOMMUNICATIONS (0.1%)
EUR      35  France Telecom SA.................................      7.00            12/23/09             46,315
                                                                                                     -----------
             WATER UTILITIES (0.0%)
         20  Gie Suez Alliance.................................      5.50            02/20/09             24,463
                                                                                                     -----------
             TOTAL FRANCE..........................................................................    1,084,895
                                                                                                     -----------
             GERMANY (2.2%)
             GOVERNMENT OBLIGATIONS
        550  Deutschland Republic..............................      7.375           01/03/05            681,516
        725  Deutschland Republic..............................      6.25            01/04/24          1,014,999
                                                                                                     -----------
             TOTAL GERMANY.........................................................................    1,696,515
                                                                                                     -----------
             IRELAND (0.3%)
             INVESTMENT MANAGERS
$       175  JSG Funding PLC...................................      9.625           10/01/12            193,375
                                                                                                     -----------
             JAPAN (1.8%)
             GOVERNMENT OBLIGATIONS
JPY 132,000  Japan (Government of).............................      0.10            04/20/05          1,102,997
     34,000  Japan (Government of).............................      0.80            03/20/13            283,200
                                                                                                     -----------
             TOTAL JAPAN...........................................................................    1,386,197
                                                                                                     -----------
             KYRGYZSTAN (0.0%)
             TOBACCO
EUR      15  Altria Finance Ltd................................      5.625           06/24/08             17,458
                                                                                                     -----------
             LUXEMBOURG (0.2%)
             INDUSTRIAL CONGLOMERATES
$       140  Tyco International Group S.A......................      6.75            02/15/11            148,400
                                                                                                     -----------
             MEXICO (3.1%)
             GOVERNMENT OBLIGATIONS (3.0%)
         85  United Mexican States Corp........................      8.375           01/14/11            101,830
      1,400  United Mexican States Corp........................     11.375           09/15/16          2,037,000
         70  United Mexican States Corp........................      8.30            08/15/31             80,605
                                                                                                     -----------
                                                                                                       2,219,435
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             TELECOMMUNCIATION EQUIPMENT (0.1%)
$       195  Satelites Mexicanos SA............................     10.125%          11/01/04        $    89,700
                                                                                                     -----------
             TOTAL MEXICO..........................................................................    2,309,135
                                                                                                     -----------
             NETHERLANDS (0.1%)
             TELECOMMUNICATIONS
         50  Deutsche Telekom International Finance Corp.......      8.75            06/15/30             63,705
EUR      25  Olivetti Finance NV...............................      5.875           01/24/08             30,984
                                                                                                     -----------
             TOTAL NETHERLANDS.....................................................................       94,689
                                                                                                     -----------
             PANAMA (0.4%)
             GOVERNMENT OBLIGATION
$       250  Republic of Panama................................      9.375           04/01/29            288,750
                                                                                                     -----------
             PERU (0.6%)
             GOVERNMENT OBLIGATIONS
         70  Republic of Peru..................................      9.125           02/21/12             74,620
        340  Republic of Peru..................................      9.875           02/06/15            373,150
                                                                                                     -----------
             TOTAL PERU............................................................................      447,770
                                                                                                     -----------
             PHILIPPINES (0.5%)
             GOVERNMENT OBLIGATIONS
        150  Republic of Philippines...........................      9.375           01/18/17            164,625
        130  Republic of Philippines...........................      9.875           01/15/19            143,488
         80  Republic of Philippines...........................     10.625           03/16/25             93,100
                                                                                                     -----------
                                                                                                         401,213
                                                                                                     -----------
             QATAR (0.1%)
             GAS DISTRIBUTORS
         35  Ras Laffan Liquid Natural Gas Co. - 144A*.........      8.294           03/15/14             40,425
                                                                                                     -----------
             RUSSIA (2.8%)
             GOVERNMENT OBLIGATION
      1,250  Federal Republic of Russia........................      12.75           06/24/28          2,100,000
                                                                                                     -----------
             SINGAPORE (0.2%)
             ELECTRONIC COMPONENTS
         65  Flextronics International Ltd. (Series B).........      9.875           07/01/10            114,975
                                                                                                     -----------
             SWEDEN (0.2%)
             GOVERNMENT OBLIGATION
SEK   1,325  Swedish Government Bond...........................      5.00            01/15/04            167,547
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             TUNISIA (0.0%)
             REGIONAL BANKS
$       650  Banque Centrale de Tunisie........................     7.375%           04/25/12        $    34,950
                                                                                                     -----------
             UNITED KINGDOM (1.4%)
             ADVERTISING/MARKETING SERVICES (0.0%)
EUR      30  WPP Group PLC.....................................      6.00            06/18/08             37,111
                                                                                                     -----------
             CABLE/SATELLITE TV (0.5%)
$       125  British Sky Broadcasting Group PLC................      6.875           02/23/09            141,250
        190  British Sky Broadcasting Group PLC................      8.20            07/15/09            225,150
                                                                                                     -----------
                                                                                                         366,400
                                                                                                     -----------
             CHEMICALS: SPECIALTY (0.1%)
         95  Avecia Group PLC..................................      11.00           07/01/09             85,975
                                                                                                     -----------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.1%)
         85  Xerox Capital Europe PLC..........................      5.875           05/15/04             85,425
                                                                                                     -----------
             GOVERNMENT OBLIGATION (0.6%)
GBP     250  U.K. Treasury.....................................      5.00            03/07/12            439,094
                                                                                                     -----------
             MISCELLANEOUS MANUFACTURING (0.0%)
EUR      10  FKI PLC...........................................      6.625           02/22/10             11,432
                                                                                                     -----------
             REAL ESTATE DEVELOPMENT (0.0%)
         20  Hammerson PLC.....................................      6.25            06/20/08             25,398
                                                                                                     -----------
             TELECOMMUNICATIONS (0.1%)
$        30  British Telecom PLC...............................      8.875           12/15/30             40,937
                                                                                                     -----------
             TOBACCO (0.0%)
EUR      20  BAT International Finance PLC.....................      4.875           02/25/09             23,358
                                                                                                     -----------
             TOTAL UNITED KINGDOM..................................................................    1,115,130
                                                                                                     -----------
             URUGUAY (0.0%)
             GOVERNMENT OBLIGATION
$        12  Republic of Uruguay...............................      7.25            02/15/11              9,350
                                                                                                     -----------
             VENEZUELA (0.4%)
             GOVERNMENT OBLIGATIONS
        107  Republic of Venezuela.............................     2.3125           12/18/07             84,910
        250  Republic of Venezuela.............................      9.25            09/15/27            185,000
                                                                                                     -----------
                                                                                                         269,910
                                                                                                     -----------
             TOTAL FOREIGN
              (COST $17,701,132)...................................................................   18,022,150
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             UNITED STATES (59.2%)
             CORPORATE BONDS (32.0%)
             ADVERTISING/MARKETING SERVICES (0.3%)
$       145  Interep National Radio Sales, Inc. (Series B).....     10.00%           07/01/08        $   123,250
         70  RH Donnelley Financial Corp. - 144A*..............     10.875           12/15/12             81,550
                                                                                                     -----------
                                                                                                         204,800
                                                                                                     -----------
             AEROSPACE & DEFENSE (0.3%)
         30  Goodrich Corp.....................................      7.625           12/15/12             34,220
         90  Lockheed Martin Corp..............................      8.50            12/01/29            122,327
         20  Raytheon Co.......................................      8.20            03/01/06             23,075
         40  Raytheon Co.......................................      8.30            03/01/10             49,141
         28  Systems 2001 Asset Trust - 144A*..................      6.664           09/15/13             31,916
                                                                                                     -----------
                                                                                                         260,679
                                                                                                     -----------
             AIRLINES (0.1%)
         65  Continental Airlines, Inc. (Series 981A)..........      6.648           09/15/17             63,044
                                                                                                     -----------
             ALTERNATIVE POWER GENERATION (0.1%)
         95  Calpine Corp......................................      8.50            02/15/11             71,250
                                                                                                     -----------
             APPAREL/FOOTWEAR (0.1%)
         60  Oxford Industries Inc. - 144A*....................      8.875           06/01/11             63,000
                                                                                                     -----------
             APPAREL/FOOTWEAR RETAIL (0.1%)
         35  Gap, Inc. (The)...................................      6.90            09/15/07             37,713
         50  Gap, Inc. (The)...................................      10.55           12/15/08             60,750
                                                                                                     -----------
                                                                                                          98,463
                                                                                                     -----------
             AUTO PARTS: O.E.M. (1.0%)
         35  ArvinMeritor, Inc.................................      8.75            03/01/12             39,200
         90  Collins & Aikman Products.........................      10.75           12/31/11             79,200
        250  Intermet Corp.....................................      9.75            06/15/09            240,000
        175  Lear Corp. (Series B).............................      8.11            05/15/09            200,375
        100  Metaldyne Corp....................................      11.00           06/15/12             83,000
        110  TRW Automotive, Inc. - 144A*......................      9.375           02/15/13            119,350
                                                                                                     -----------
                                                                                                         761,125
                                                                                                     -----------
             BROADCAST/MEDIA (0.2%)
        250  Tri-State Outdoor Media Group, Inc. (c)...........      11.00           05/15/08            162,813
                                                                                                     -----------
             BROADCASTING (0.5%)
EUR      25  Clear Channel Communications, Inc.................      6.50            07/07/05             30,308
$        30  Clear Channel Communications, Inc.................      7.65            09/15/10             36,102
        135  Nextmedia Operating, Inc..........................      10.75           07/01/11            151,200

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        60  Salem Communications Holdings Corp. (Series A)....     7.75 %           12/15/10        $    62,100
        110  Salem Communications Holdings Corp. (Series B)....      9.00            07/01/11            118,388
                                                                                                     -----------
                                                                                                         398,098
                                                                                                     -----------
             BUILDING PRODUCTS (0.1%)
         45  Brand Services Inc................................      12.00           10/15/12             51,300
         15  Masco Corp........................................      6.50            08/15/32             16,648
         25  Nortek, Inc.......................................      9.25            03/15/07             25,750
                                                                                                     -----------
                                                                                                          93,698
                                                                                                     -----------
             CABLE/SATELLITE TV (2.1%)
         15  Avalon Cable LLC..................................    11.875++          12/01/08             14,344
         40  Charter Communications Holdings LLC...............      8.25            04/01/07             30,800
        135  Charter Communications Holdings LLC...............      10.75           10/01/09            104,625
        280  Charter Communications Holdings/Charter Capital...     11.75++          05/15/11            141,400
        100  Comcast Corp......................................      6.50            01/15/15            112,463
         40  Cox Communications, Inc...........................      7.125           10/01/12             47,765
         15  CSC Holdings Inc..................................      7.25            07/15/08             15,000
        130  CSC Holdings Inc..................................      8.125           07/15/09            134,225
         55  CSC Holdings Inc..................................      9.875           02/15/13             57,475
         25  CSC Holdings Inc..................................      10.50           05/15/16             27,250
        125  DIRECTV Holdings/Finance - 144A*..................      8.375           03/15/13            139,375
        190  Echostar DBS Corp.................................      9.125           01/15/09            212,325
        150  Echostar DBS Corp.................................      9.375           02/01/09            159,937
        150  Knology, Inc. - 144A* (d).........................     12.00+           11/30/09            119,539
         60  Liberty Media Corp................................      5.70            05/15/13             60,991
         70  Lodgenet Entertainment Corp.......................      9.50            06/15/13             71,750
         25  Pegasus Communications Corp. (Series B)...........      9.75            12/01/06             22,750
         25  Pegagus Communications Corp. (Series B)...........      12.50           08/01/07             23,000
         25  Pegasus Satellite Communications, Inc.............     12.375           08/01/06             23,375
         20  Pegasus Satellite Communications, Inc.............     13.50++          03/01/07             16,700
         10  Renaissance Media Group LLC.......................      10.00           04/15/08              9,875
         65  Rogers Cable Inc. - 144A*.........................      6.25            06/15/13             64,837
                                                                                                     -----------
                                                                                                       1,609,801
                                                                                                     -----------
             CASINO/GAMING (1.0%)
        840  Aladdin Gaming Holdings/Capital Corp. LLC
              (Series B) (a)(e)................................      13.50           03/01/10              4,200
        115  Harrah's Operating Co., Inc.......................      7.875           12/15/05            125,062
         50  Harrah's Operating Co., Inc.......................      8.00            02/01/11             60,275
        190  Park Place Entertainment..........................      8.875           09/15/08            209,475
        299  Resort At Summerlin LP/Ras Co.
              (Series B) (a)(c)................................      13.00           12/15/07                  0
         70  Station Casinos, Inc..............................      8.375           02/15/08             75,600

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$       140  Station Casinos, Inc..............................     9.875%           07/01/10        $   154,000
        105  Venetian Casino/LV Sands..........................      11.00           06/15/10            118,387
                                                                                                     -----------
                                                                                                         746,999
                                                                                                     -----------
             CELLULAR TELEPHONE (0.4%)
        130  Dobson Communications Corp........................     10.875           07/01/10            140,400
        190  Nextel Communications, Inc........................      10.65           09/15/07            196,175
                                                                                                     -----------
                                                                                                         336,575
                                                                                                     -----------
             CHEMICALS: AGRICULTURAL (0.0%)
         20  Monsanto Co.......................................      7.375           08/15/12             23,847
                                                                                                     -----------
             CHEMICALS: MAJOR DIVERSIFIED (0.5%)
        161  Equistar Chemical.................................     10.125           09/01/08            165,830
         35  Equistar Chemical Funding - 144A*.................     10.625           05/01/11             35,875
         55  Huntsman Advanced Materials Corp..................      11.00           07/15/10             57,200
        160  Huntsman ICI Chemicals............................     10.125           07/01/09            153,600
                                                                                                     -----------
                                                                                                         412,505
                                                                                                     -----------
             CHEMICALS: SPECIALTY (0.7%)
         50  FMC Corp..........................................      10.25           11/01/09             56,250
         65  Huntsman International LLC - 144A*................      9.875           03/01/09             67,600
         60  ISP Chemco........................................      10.25           07/01/11             67,800
        135  ISP Holdings Inc. (Series B)......................     10.625           12/15/09            143,437
         50  Lyondell Chemical Co. (Series B)..................      9.875           05/01/07             49,000
         85  Lyondell Chemical Co. (Series B)..................      9.50            12/15/08             80,750
         65  Millennium America, Inc...........................      9.25            06/15/08             69,875
                                                                                                     -----------
                                                                                                         534,712
                                                                                                     -----------
             COMMERCIAL PRINTING/FORMS (0.0%)
        300  Premier Graphics Inc. (a)(c)......................      11.50           12/01/05                  0
                                                                                                     -----------
             COMPUTER COMMUNICATIONS (0.2%)
        160  Avaya, Inc........................................     11.125           04/01/09            175,200
                                                                                                     -----------
             CONSUMER/BUSINESS SERVICES (0.3%)
         90  Muzak LLC/Muzak Finance Corp. - 144A*.............      10.00           02/15/09             94,275
        125  Muzak LLC/Muzak Finance Corp......................      9.875           03/15/09            118,750
                                                                                                     -----------
                                                                                                         213,025
                                                                                                     -----------
             CONTAINERS/PACKAGING (0.7%)
         45  Owens-Brockway Glass Con Inc. - 144A*.............      7.75            05/15/11             47,587
        240  Owens-Brockway Glass Con Inc......................      8.75            11/15/12            260,400

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        95  Pliant Corp.......................................     13.00%           06/01/10        $    89,300
         95  Riverwood International Corp......................     10.875           04/01/08             97,375
                                                                                                     -----------
                                                                                                         494,662
                                                                                                     -----------
             DEPARTMENT STORES (0.4%)
         25  Federated Department Stores, Inc..................      7.00            02/15/28             28,297
         55  Federated Department Stores, Inc..................      6.90            04/01/29             61,677
         15  Penney (J.C.) Co., Inc............................      7.60            04/01/07             15,750
         50  Penney (J.C.) Co., Inc............................      8.00            03/01/10             52,375
         40  Penney (J.C.) Co., Inc............................      9.00            08/01/12             43,400
         10  Penney (J.C.) Co., Inc............................      6.875           10/15/15              9,356
         60  Penney (J.C.) Co., Inc............................      7.95            04/01/17             59,400
                                                                                                     -----------
                                                                                                         270,255
                                                                                                     -----------
             DIVERSIFIED MANUFACTURING (0.1%)
         70  Eagle-Picher Industries, Inc......................      9.375           03/01/08             65,450
                                                                                                     -----------
             DRUGSTORE CHAINS (0.1%)
         70  Rite Aid Corp.....................................      7.70            02/15/27             57,750
                                                                                                     -----------
             ELECTRIC UTILITIES (1.5%)
         16  AES Corp. (The)...................................      9.375           09/15/10             16,080
         11  AES Corp. (The)...................................      8.875           02/15/11             10,753
        155  AES Corp. (The) - 144A*...........................      9.00            05/15/15            161,975
         40  Allegheny Energy, Inc.............................      7.75            08/01/05             40,000
         20  Appalachian Power Corp............................      5.95            05/15/33             19,946
         15  Cincinnati Gas & Electric Co......................      5.40            06/15/33             14,420
         40  Cincinnati Gas & Electric Co......................      5.375           06/15/33             38,310
         65  CMS Energy Corp...................................      7.50            01/15/09             64,269
         75  CMS Energy Corp...................................      8.50            04/15/11             78,281
         55  Columbus Southern Power Co. - 144A*...............      6.60            03/01/33             61,047
         25  Detroit Edison Co.................................      6.35            10/15/32             28,512
         30  IPALCO Enterprises, Inc...........................      8.625           11/14/11             32,850
        105  Monongahela Power Co..............................      5.00            10/01/06            104,344
         25  MSW Energy Holdings/Finance - 144A*...............      8.50            09/01/10             25,688
         65  PG&E Corp. - 144A*................................      6.875           07/15/08             67,356
         85  PSEG Energy Holdings - 144A*......................      7.75            04/16/07             89,888
        125  PSEG Energy Holdings..............................      8.625           02/15/08            134,375
         20  South Carolina Electric & Gas Co..................      5.30            05/15/33             19,829
         65  Southern California Edison Co. - 144A*............      8.00            02/15/07             71,256
         40  TNP Enterprises, Inc. (Series B)..................      10.25           04/01/10             40,000
         15  Wisconsin Electric Power Co.......................      5.625           05/15/33             15,505
                                                                                                     -----------
                                                                                                       1,134,684
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             ELECTRONIC DISTRIBUTORS (0.3%)
$       205  BRL Universal Equipment Corp......................     8.875%           02/15/08        $   222,425
        400  CHS Electronics, Inc. (a)(c)......................      9.875           04/15/05              3,500
                                                                                                     -----------
                                                                                                         225,925
                                                                                                     -----------
             ELECTRONIC EQUIPMENT/INSTRUMENTS (0.2%)
        155  High Voltage Engineering, Inc.....................      10.75           08/15/04             37,394
        140  Xerox Corp........................................      7.125           06/15/10            139,825
                                                                                                     -----------
                                                                                                         177,219
                                                                                                     -----------
             ENGINEERING & CONSTRUCTION (0.2%)
        120  ABB Finance Inc...................................      6.75            06/03/04            117,600
         55  Encompass Services Corp. (a)(c)...................      10.50           05/01/09                  0
                                                                                                     -----------
                                                                                                         117,600
                                                                                                     -----------
             ENVIRONMENTAL SERVICES (0.8%)
         75  Allied Waste North America, Inc...................      8.875           04/01/08             81,375
        185  Allied Waste North America, Inc. (Series B).......      10.00           08/01/09            196,563
          5  USA Waste Services, Inc...........................      7.125           10/01/07              5,736
         35  Waste Management, Inc.............................      6.875           05/15/09             40,737
        200  Waste Management, Inc. (Series A).................      7.375           08/01/10            239,985
                                                                                                     -----------
                                                                                                         564,396
                                                                                                     -----------
             FINANCE/RENTAL/LEASING (0.5%)
         80  Countrywide Home Loans, Inc.......................      3.25            05/21/08             80,386
        100  Ford Motor Credit Co..............................      7.375           10/28/09            104,831
         90  Ford Motor Credit Co..............................      7.25            10/25/11             92,527
         25  Household Finance Corp............................      6.40            06/17/08             28,538
         35  Household Finance Corp............................      6.75            05/15/11             40,648
         15  International Lease Finance Corp..................      2.95            05/23/06             15,075
                                                                                                     -----------
                                                                                                         362,005
                                                                                                     -----------
             FINANCIAL CONGLOMERATES (0.8%)
         15  Boeing Capital Corp...............................      5.75            02/15/07             16,383
         95  Boeing Capital Corp...............................      6.10            03/01/11            104,857
         10  Boeing Capital Corp...............................      5.80            01/15/13             10,807
         15  Chase Manhattan Corp..............................      6.00            02/15/09             16,902
         50  Citigroup Inc.....................................      6.625           06/15/32             57,777
        125  General Electric Capital Corp.....................      6.75            03/15/32            146,196
         35  General Motors Acceptance Corp....................      4.50            07/15/06             35,191
         85  General Motors Acceptance Corp....................      6.875           09/15/11             85,284

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$       115  General Motors Acceptance Corp....................      8.00%           11/01/31        $   112,834
         25  John Hancock Financial Services, Inc..............      5.625           12/01/08             27,779
                                                                                                     -----------
                                                                                                         614,010
                                                                                                     -----------
             FOOD DISTRIBUTORS (0.2%)
        130  Volume Services America, Inc......................      11.25           03/01/09            129,350
                                                                                                     -----------
             FOOD RETAIL (0.8%)
        120  Ahold Finance USA Inc.............................      8.25            07/15/10            123,000
         60  Albertson's Inc...................................      7.45            08/01/29             67,769
        200  Delhaize America, Inc.............................      8.125           04/15/11            219,000
         80  Domino's Inc. - 144A*.............................      8.25            07/01/11             82,600
        100  Kroger Co.........................................      7.50            04/01/31            117,992
                                                                                                     -----------
                                                                                                         610,361
                                                                                                     -----------
             FOOD: MAJOR DIVERSIFIED (0.1%)
          5  Kraft Foods Inc...................................      5.625           11/01/11              5,448
         30  Kraft Foods Inc...................................      6.25            06/01/12             33,935
                                                                                                     -----------
                                                                                                          39,383
                                                                                                     -----------
             FOOD: MEAT/FISH/DAIRY (0.7%)
         95  Michael Foods Inc. (Series B).....................      11.75           04/01/11            109,250
         85  Pilgrim's Pride Corp..............................      9.625           09/15/11             90,738
        135  Smithfield Foods Inc..............................      7.625           02/15/08            138,713
        130  Smithfield Foods Inc..............................      8.00            10/15/09            140,725
         25  Smithfield Foods Inc. - 144A*.....................      7.75            05/15/13             26,813
                                                                                                     -----------
                                                                                                         506,239
                                                                                                     -----------
             FOOD: SPECIALTY/CANDY (0.1%)
         70  Merisant Co. - 144A*..............................      9.50            07/15/13             72,638
                                                                                                     -----------
             FOREST PRODUCTS (0.2%)
         60  Louisiana Pacific Corp............................     10.875           11/15/08             68,400
         15  Louisiana Pacific Corp............................      8.875           08/15/10             17,175
         60  Weyerhaeuser Co...................................      6.75            03/15/12             68,112
                                                                                                     -----------
                                                                                                         153,687
                                                                                                     -----------
             GAS DISTRIBUTORS (0.2%)
         10  Consolidated Natural Gas Co.......................      6.25            11/01/11             11,483
        130  Dynegy Holdings, Inc..............................      6.875           04/01/11            109,200
         15  Sempra Energy.....................................      6.00            02/01/13             16,538
                                                                                                     -----------
                                                                                                         137,221
                                                                                                     -----------
             HOME BUILDING (1.0%)
         85  KB HOME...........................................      7.75            02/01/10             91,906
         45  Meritage Corp. - 144A*............................      9.75            06/01/11             49,725

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        15  Pulte Homes, Inc..................................     6.375%           05/15/33        $    15,129
        120  Schuler Homes, Inc................................      9.375           07/15/09            135,600
         95  Tech Olympic USA, Inc.............................      9.00            07/01/10            102,000
         65  Tech Olympic USA, Inc.............................     10.375           07/01/12             69,225
         15  Tech Olympic USA, Inc. - 144A*....................     10.375           07/01/12             15,975
        210  Toll Corp.........................................      8.25            02/01/11            247,075
                                                                                                     -----------
                                                                                                         726,635
                                                                                                     -----------
             HOME FURNISHINGS (0.1%)
         40  Mohawk Industries Inc.............................      7.20            04/15/12             46,873
                                                                                                     -----------
             HOME IMPROVEMENT CHAINS (0.1%)
         55  Lowe's Companies, Inc.............................      6.50            03/15/29             62,373
                                                                                                     -----------
             HOSPITAL/NURSING MANAGEMENT (0.7%)
        115  HCA, Inc..........................................      8.75            09/01/10            133,961
        100  HCA, Inc..........................................      7.875           02/01/11            111,991
         10  Manor Care, Inc...................................      7.50            06/15/06             10,872
         35  Manor Care, Inc...................................      8.00            03/01/08             39,375
         30  Manor Care, Inc. - 144A*..........................      6.25            05/01/13             31,050
        130  Tenet Healthcare Corp.............................      6.50            06/01/12            120,575
         60  Tenet Healthcare Corp.............................      7.375           02/01/13             57,900
         45  Tenet Healthcare Corp.............................      6.875           11/15/31             39,600
                                                                                                     -----------
                                                                                                         545,324
                                                                                                     -----------
             HOTELS/RESORTS/CRUISELINES (1.3%)
         75  Hilton Hotels Corp................................      7.95            04/15/07             80,625
         70  Hilton Hotels Corp................................      7.625           12/01/12             76,650
        180  HMH Properties, Inc. (Series B)...................      7.875           08/01/08            182,700
        270  Horseshoe Gaming Holding Corp. (Series B).........      8.625           05/15/09            286,200
         35  Hyatt Equities LLC - 144A*........................      6.875           06/15/07             36,451
         50  Marriott International, Inc. (Series E)...........      7.00            01/15/08             57,154
         20  Starwood Hotels & Resorts Worldwide Inc...........      7.375           05/01/07             21,050
        190  Starwood Hotels & Resorts Worldwide Inc...........      7.875           05/01/12            208,050
                                                                                                     -----------
                                                                                                         948,880
                                                                                                     -----------
             INDUSTRIAL CONGLOMERATES (0.0%)
         25  Hutchinson Whampoa International Ltd. - 144A*.....      6.50            02/13/13             26,229
                                                                                                     -----------
             INDUSTRIAL MACHINERY (0.1%)
         35  Flowserve Corp....................................      12.25           08/15/10             40,775
                                                                                                     -----------
             INDUSTRIAL SPECIALTIES (0.7%)
        115  Cabot Safety Corp.................................      12.50           07/15/05            117,300
        165  Johnsondiversey, Inc..............................      9.625           05/15/12            184,388

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        76  Tekni-Plex Inc. (Series B)........................     12.75 %          06/15/10        $    74,100
         45  Tekni-Plex Inc. - 144A*...........................      12.75           06/15/10             43,875
        115  UCAR Finance, Inc.................................      10.25           02/15/12            112,700
                                                                                                     -----------
                                                                                                         532,363
                                                                                                     -----------
             INFORMATION TECHNOLOGY SERVICES (0.0%)
         30  Electronic Data Systems Corp. - 144A*.............      6.00            08/01/13             29,247
                                                                                                     -----------
             INTEGRATED OIL (0.3%)
         30  Amerada Hess Corp.................................      6.65            08/15/11             34,608
         55  Amerada Hess Corp.................................      7.875           10/01/29             66,940
         80  Conoco Inc........................................      6.95            04/15/29             96,252
                                                                                                     -----------
                                                                                                         197,800
                                                                                                     -----------
             INTERNET SOFTWARE/SERVICES (0.1%)
        201  Exodus Communications, Inc. (a)(c)................     11.625           07/15/10             12,081
         64  Globix Corp. - 144A*..............................     11.00+           05/01/08             48,049
                                                                                                     -----------
                                                                                                          60,130
                                                                                                     -----------
             INVESTMENT BANKS/BROKERS (0.1%)
         75  Goldman Sachs Group Inc...........................      6.875           01/15/11             88,496
                                                                                                     -----------
             LIFE/HEALTH INSURANCE (0.1%)
         65  Hartford Life.....................................      7.375           03/01/31             76,985
                                                                                                     -----------
             MAJOR TELECOMMUNICATIONS (0.3%)
         50  AT&T Corp.........................................      8.50            11/15/31             56,694
        150  Verizon Global Funding Corp.......................      7.75            12/01/30            189,972
                                                                                                     -----------
                                                                                                         246,666
                                                                                                     -----------
             MANAGED HEALTH CARE (0.5%)
        205  Aetna, Inc........................................      7.875           03/01/11            249,132
         20  Cigna Corp........................................      7.00            01/15/11             23,069
         70  Health Net, Inc...................................      8.375           04/15/11             85,084
                                                                                                     -----------
                                                                                                         357,285
                                                                                                     -----------
             MEDIA CONGLOMERATES (0.3%)
         45  AOL Time Warner Inc...............................      7.625           04/15/31             51,935
         70  News America Holdings, Inc........................      8.875           04/26/23             89,486
         50  News America Holdings, Inc........................      7.75            02/01/24             57,950
                                                                                                     -----------
                                                                                                         199,371
                                                                                                     -----------
             MEDICAL DISTRIBUTORS (0.2%)
        145  AmerisourceBergen Corp............................      8.125           09/01/08            159,500
                                                                                                     -----------
             MEDICAL SPECIALTIES (0.1%)
         50  Apogent Technologies Inc. - 144A*.................      6.50            05/15/13             51,625
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             MEDICAL/NURSING SERVICES (0.3%)
$        25  Fresenius Medical Care Capital Trust..............     7.875%           02/01/08        $    26,313
        181  Fresenius Medical Care Capital Trust..............      7.875           06/15/11            190,955
                                                                                                     -----------
                                                                                                         217,268
                                                                                                     -----------
             METAL FABRICATIONS (0.2%)
        105  Trimas Corp.......................................      9.875           06/15/12            107,625
         65  Trimas Corp. - 144A*..............................      9.875           06/15/12             66,625
                                                                                                     -----------
                                                                                                         174,250
                                                                                                     -----------
             MISCELLANEOUS (1.1%)
        801  Targeted Return Index Securities - 144A*..........      8.665           05/15/13            862,538
                                                                                                     -----------
             MISCELLANEOUS COMMERCIAL SERVICES (0.3%)
        140  Iron Mountain Inc.................................      8.625           04/01/13            149,800
         90  Iron Mountain Inc.................................      7.75            01/15/15             95,175
                                                                                                     -----------
                                                                                                         244,975
                                                                                                     -----------
             MOTOR VEHICLES (0.2%)
         55  DaimlerChrysler North American Holdings Co........      7.20            09/01/09             62,518
         80  Ford Motor Co.....................................      7.45            07/16/31             73,285
         50  General Motors Corp...............................      8.375           07/15/33             49,072
                                                                                                     -----------
                                                                                                         184,875
                                                                                                     -----------
             MULTI-LINE INSURANCE (0.2%)
         45  AIG SunAmerica Global Financial - 144A*...........      6.90            03/15/32             53,593
        100  Farmers Exchange Capital - 144A*..................      7.05            07/15/28             89,877
         45  Hartford Financial Services Group, Inc............      2.375           06/01/06             44,961
                                                                                                     -----------
                                                                                                         188,431
                                                                                                     -----------
             OIL & GAS PIPELINES (0.8%)
         30  El Paso Energy Partners - 144A*...................      8.50            06/01/10             32,100
        120  El Paso Production Holdings - 144A*...............      7.75            06/01/13            119,700
        125  GulfTerra Energy Partners, L.P....................     10.625           12/01/12            144,375
         25  Northwest Pipeline Corp...........................      8.125           03/01/10             26,875
         40  Southern Natural Gas Co. - 144A*..................      8.875           03/15/10             43,600
         35  Transcontinental Gas Pipe Line Corp...............      8.875           07/15/12             39,550
         65  Williams Cos Inc..................................      9.25            03/15/04             66,625
        165  Williams Cos Inc..................................      7.875           09/01/21            160,875
                                                                                                     -----------
                                                                                                         633,700
                                                                                                     -----------
             OIL & GAS PRODUCTION (0.8%)
        230  Chesapeake Energy Corp............................      8.125           04/01/11            247,825
         25  Devon Financing Corp..............................      7.875           09/30/31             31,745
         30  Kerr-McGee Corp...................................      7.875           09/15/31             36,698

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        65  Magnum Hunter Resources, Inc......................     9.60 %           03/15/12        $    71,500
        225  Vintage Petroleum, Inc............................      7.875           05/15/11            241,313
                                                                                                     -----------
                                                                                                         629,081
                                                                                                     -----------
             OIL REFINING/MARKETING (0.6%)
         65  CITGO Petroleum Corp. - 144A*.....................     11.375           02/01/11             72,475
         30  Frontier Escrow Corp. - 144A*.....................      8.00            04/15/13             31,350
        170  Husky Oil Ltd.....................................      8.90            08/15/28            196,350
         50  Marathon Oil Corp.................................      6.80            03/15/32             56,562
         55  Tesoro Petroleum Corp.............................      9.00            07/01/08             49,775
         65  Tesoro Petroleum Corp.............................      9.625           04/01/12             59,475
                                                                                                     -----------
                                                                                                         465,987
                                                                                                     -----------
             OILFIELD SERVICES/EQUIPMENT (0.3%)
        100  Hanover Equipment Trust...........................      8.50            09/01/08            105,000
         80  Hanover Equipment Trust...........................      8.75            09/01/11             84,000
                                                                                                     -----------
                                                                                                         189,000
                                                                                                     -----------
             OTHER CONSUMER SERVICES (0.1%)
         50  Cendant Corp......................................      7.375           01/15/13             58,875
                                                                                                     -----------
             OTHER METALS/MINERALS (0.3%)
         65  Inco Ltd..........................................      7.20            09/15/32             71,641
        100  Phelps Dodge Corp.................................      8.75            06/01/11            117,572
                                                                                                     -----------
                                                                                                         189,213
                                                                                                     -----------
             OTHER TRANSPORTATION (0.2%)
        140  Laidlaw International Inc. - 144A*................      10.75           06/15/11            147,000
                                                                                                     -----------
             PUBLISHING: BOOKS/MAGAZINES (0.4%)
         50  Houghton Mifflin Co. - 144A*......................      8.25            02/01/11             52,750
         40  Houghton Mifflin Co. - 144A*......................      9.875           02/01/13             43,400
         45  PEI Holdings, Inc. - 144A*........................      11.00           03/15/10             49,613
        175  PRIMEDIA, Inc.....................................      8.875           05/15/11            184,188
                                                                                                     -----------
                                                                                                         329,951
                                                                                                     -----------
             PULP & PAPER (0.4%)
        225  Georgia-Pacific Corp. - 144A*.....................      8.875           02/01/10            244,125
         25  MeadWestVaco Corp.................................      6.85            04/01/12             28,859
                                                                                                     -----------
                                                                                                         272,984
                                                                                                     -----------
             RAILROADS (0.1%)
         30  Union Pacific Corp................................      6.79            11/09/07             34,341
         30  Union Pacific Corp................................      3.625           06/01/10             29,688
                                                                                                     -----------
                                                                                                          64,029
                                                                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

             REAL ESTATE DEVELOPMENT (0.5%)
$       120  CB Richard Ellis Services, Inc....................     11.25 %          06/15/11        $   128,700
         70  CBRE Escrow Inc. - 144A*..........................      9.75            05/15/10             73,588
        180  LNR Property Corp. - 144A*........................      7.625           07/15/13            181,575
                                                                                                     -----------
                                                                                                         383,863
                                                                                                     -----------
             RECREATIONAL PRODUCTS (0.2%)
        125  International Game Technology.....................      8.375           05/15/09            153,351
                                                                                                     -----------
             REGIONAL BANKS (0.2%)
AUD     200  KFW International Inc.............................      6.25            07/15/05            138,875
                                                                                                     -----------
             REIT - LODGING/RESORTS (0.0%)
$        25  Host Marriott Corp................................      7.875           08/01/05             25,438
                                                                                                     -----------
             SEMICONDUCTORS (0.1%)
         35  Fairchild Semiconductors Corp.....................     10.375           10/01/07             36,816
         50  Fairchild Semiconductors Corp.....................      10.50           02/01/09             56,250
                                                                                                     -----------
                                                                                                          93,066
                                                                                                     -----------
             SERVICES TO THE HEALTH INDUSTRY (0.4%)
        155  Anthem Insurance - 144A*..........................      9.125           04/01/10            195,172
         75  Omnicare, Inc. (Series B).........................      8.125           03/15/11             81,375
                                                                                                     -----------
                                                                                                         276,547
                                                                                                     -----------
             SPECIALTY STORES (0.2%)
         95  Autonation, Inc...................................      9.00            08/01/08            105,450
         55  Sonic Automotive, Inc.............................      11.00           08/01/08             58,300
                                                                                                     -----------
                                                                                                         163,750
                                                                                                     -----------
             SPECIALTY TELECOMMUNICATIONS (0.2%)
         25  American Tower Corp...............................      9.375           02/01/09             25,125
        180  DTI Holdings, Inc. (Series B) (a)(e)..............      12.50           03/01/08              8,100
         80  Primus Telecommunication Group, Inc.
              (Series B).......................................      9.875           05/15/08             71,200
         60  U.S. West Communications Corp.....................      6.625           09/15/05             61,050
                                                                                                     -----------
                                                                                                         165,475
                                                                                                     -----------
             STEEL (0.3%)
         90  Oregon Steel Mills, Inc...........................      10.00           07/15/09             81,000
        160  United States Steel Corp..........................      9.75            05/15/10            162,400
                                                                                                     -----------
                                                                                                         243,400
                                                                                                     -----------
             TELECOMMUNICATIONS (0.2%)
        438  Rhythms Netconnections, Inc. (a)(c)...............      12.75           04/15/09                  0
        200  Startec Global Communications Corp. (a)(c)........      12.00           05/15/08                 20

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        49  WorldCom, Inc. (a)(c).............................     6.95 %           08/15/28        $    14,455
        385  WorldCom, Inc. (a)(c).............................      8.25            05/15/31            113,575
                                                                                                     -----------
                                                                                                         128,050
                                                                                                     -----------
             TOBACCO (0.0%)
         15  Altria Group, Inc.................................      7.75            01/15/27             16,077
                                                                                                     -----------
             TRUCKS/CONSTRUCTION/FARM MACHINERY (0.6%)
        240  Manitowoc Inc. (The)..............................      10.50           08/01/12            266,400
         60  NMHG Holding Co...................................      10.00           05/15/09             66,000
        140  J.B. Poindexter & Co., Inc........................      12.50           05/15/07            116,200
                                                                                                     -----------
                                                                                                         448,600
                                                                                                     -----------
             WHOLESALE DISTRIBUTORS (0.3%)
         80  Burhmann US, Inc..................................      12.25           11/01/09             86,000
         85  Fisher Scientific International, Inc. - 144A*.....      8.125           05/01/12             90,950
         65  Fisher Scientific International, Inc..............      7.125           12/15/05             67,925
                                                                                                     -----------
                                                                                                         244,875
                                                                                                     -----------
             WIRELESS TELECOMMUNICATIONS (0.6%)
        240  American Cellular Corp............................      9.50            10/15/09            120,000
      1,800  CellNet Data Systems, Inc. (a)(c).................      14.00           10/01/07                  0
         80  Nextel Partners Inc. (Class A)....................      11.00           03/15/10             86,400
         35  Nextel Partners Inc. - 144A*......................      8.125           07/01/11             34,913
        200  SBA Communications Corp...........................      12.00           03/01/08            204,500
         45  SBA Communications Corp...........................      10.25           02/01/09             41,400
                                                                                                     -----------
                                                                                                         487,213
                                                                                                     -----------
             TOTAL CORPORATE BONDS
              (COST $28,035,356)...................................................................   24,179,763
                                                                                                     -----------
             CONVERTIBLE BONDS (0.4%)
             ELECTRONIC COMPONENTS (0.1%)
        165  Solectron Corp....................................      0.00            11/20/20             91,575
                                                                                                     -----------
             SPECIALTY TELECOMMUNICATIONS (0.3%)
        235  American Tower Corp...............................      6.25            10/15/09            217,375
                                                                                                     -----------
             TOTAL CONVERTIBLE BONDS
              (COST $277,383)......................................................................      308,950
                                                                                                     -----------
             MORTGAGE-BACKED SECURITIES (19.8%)
             FEDERAL HOME LOAN MORTGAGE CORP. (6.7%)
        450  ..................................................      6.00               **               466,313
      3,150  ..................................................      6.50               **             3,276,000
         50  ..................................................      7.00            06/01/04             52,046

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN                                                          COUPON           MATURITY
 THOUSANDS                                                           RATE              DATE             VALUE

----------------------------------------------------------------------------------------------------------------

$        75  ..................................................     7.50 %              **           $    79,500
      1,110  ..................................................      7.50       08/01/30 - 06/01/32    1,179,602
                                                                                                     -----------
                                                                                                       5,053,461
                                                                                                     -----------
             FEDERAL NATIONAL MORTGAGE ASSOC. (12.1%)
        650  ..................................................      4.50               **               663,000
        950  ..................................................      5.00               **               981,469
        300  ..................................................      5.50               **               310,031
      1,175  ..................................................      6.00               **             1,220,164
        412  ..................................................      6.50            05/01/31            429,146
      3,053  ..................................................      7.00       07/01/25 - 06/01/32    3,215,665
        801  ..................................................      7.50       02/01/31 - 03/01/32      850,705
      1,370  ..................................................      8.00       04/01/30 - 05/01/31    1,472,059
                                                                                                     -----------
                                                                                                       9,142,239
                                                                                                     -----------
             GOVERNMENT NATIONAL MORTGAGE ASSOC. (1.0%)
        250  ..................................................      5.50               **               258,516
        369  ..................................................      7.50       04/15/26 - 08/15/29      392,100
        117  ..................................................      8.00       02/15/26 - 06/15/26      126,093
                                                                                                     -----------
                                                                                                         776,709
                                                                                                     -----------
             TOTAL MORTGAGE-BACKED SECURITIES
              (COST $14,860,786)...................................................................   14,972,409
                                                                                                     -----------
             U.S. GOVERNMENT OBLIGATIONS (7.0%)
      1,790  U.S. Treasury Bonds (3.6%) (b)....................  8.125 - 8.75   05/15/17 - 08/15/21    2,692,440
        250  U.S. Treasury Notes (0.3%)........................      3.25            12/31/03            252,832
      4,350  U.S. Treasury Strips (3.1%).......................      0.00       02/15/06 - 08/15/22    2,339,975
                                                                                                     -----------
             TOTAL U.S. GOVERNMENT OBLIGATIONS
              (COST $4,781,236)....................................................................    5,285,247
                                                                                                     -----------
             TOTAL UNITED STATES
              (COST $47,954,761)...................................................................   44,746,369
                                                                                                     -----------
             TOTAL GOVERNMENT & CORPORATE BONDS
              (COST $65,655,893)...................................................................   62,768,519
                                                                                                     -----------

NUMBER OF
 SHARES
---------

           COMMON STOCKS (E) (0.2%)
           AEROSPACE & DEFENSE (0.0%)
     685   Orbital Sciences Corp. (d)........................       5,000
                                                               ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

-------------------------------------------------------------------------

           APPAREL/FOOTWEAR RETAIL (0.0%)
  50,166   County Seat Stores Corp. (d)......................  $        0
                                                               ----------
           CASINO/GAMING (0.0%)
     787   Fitzgerald Gaming Corp.***........................           0
                                                               ----------
           CONSUMER/BUSINESS SERVICES (0.1%)
   3,900   Anacomp, Inc. (Class A) (d).......................      64,935
                                                               ----------
           FOOD: SPECIALTY/CANDY (0.0%)
      18   SFAC Holdings, Inc. (d)...........................           0
     100   SFAC New Holdings Inc. (d)........................           0
                                                               ----------
                                                                        0
                                                               ----------
           INTERNET SOFTWARE/SERVICES (0.0%)
   9,633   Globix Corp. (d)..................................      27,936
                                                               ----------
           MEDICAL SPECIALTIES (0.0%)
   1,105   MEDIQ, Inc. (d)...................................       6,002
                                                               ----------
           MEDICAL/NURSING SERVICES (0.0%)
  34,888   Raintree Healthcare Corp. (d).....................           0
                                                               ----------
           RESTAURANTS (0.0%)
  10,137   Catalina Restaurant Group, Inc. (d)...............      20,274
                                                               ----------
           SPECIALTY TELECOMMUNICATIONS (0.0%)
   3,757   Birch Telecom Inc. (d)............................          38
  28,959   Mpower Holding Corp. (d)..........................      30,696
  16,679   PFB Telecom NV (Series B) (d).....................           0
   2,353   Viatel Holdings Bermuda Ltd. (d)..................           0
     326   XO Communications, Inc. (d).......................       2,363
                                                               ----------
                                                                   33,097
                                                               ----------
           TELECOMMUNICATIONS (0.0%)
  10,159   Covad Communications Group, Inc. (d)..............      10,261
                                                               ----------
           TEXTILES (0.0%)
  11,192   U.S. Leather, Inc. (d)............................           0
                                                               ----------
           WIRELESS TELECOMMUNICATIONS (0.1%)
   3,401   Arch Wireless, Inc. (d)...........................      23,518
     825   NII Holdings, Inc. (Class B) (d)..................      31,573
   4,516   Vast Solutions, Inc. (Class B1) (d)...............           0

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

-------------------------------------------------------------------------

   4,516   Vast Solutions, Inc. (Class B2) (d)...............  $        0
   4,516   Vast Solutions, Inc. (Class B3) (d)...............           0
                                                               ----------
                                                                   55,091
                                                               ----------
           TOTAL COMMON STOCKS
            (COST $3,695,273)................................     222,596
                                                               ----------
           NON-CONVERTIBLE PREFERRED STOCKS (0.7%)
           BROADCASTING (0.2%)
      15   Paxson Communications Corp.+......................     144,893
                                                               ----------
           CABLE/SATELLITE TV (0.0%)
   9,953   Knology Holdings, Inc. - 144A* (d)................         100
                                                               ----------
           CELLULAR TELEPHONE (0.3%)
     140   Dobson Communications Corp.+......................     137,200
      81   Nextel Communications, Inc. (Series D)+...........      86,375
                                                               ----------
                                                                  223,575
                                                               ----------
           ELECTRIC UTILITIES (0.2%)
     178   TNP Enterprises, Inc. (Series D)+.................     133,500
                                                               ----------
           RESTAURANTS (0.0%)
      17   Catalina Restaurant Group (Units)++...............      15,300
                                                               ----------
           SPECIALTY TELECOMMUNICATIONS (0.0%)
      40   Intermedia Communications, Inc. (Series B)+.......       1,905
                                                               ----------
           TOTAL NON-CONVERTIBLE PREFERRED STOCKS
            (COST $583,614)..................................     519,273
                                                               ----------
           CONVERTIBLE PREFERRED STOCKS (0.0%)
           SPECIALTY TELECOMMUNICATIONS (0.0%)
   1,545   McLeodUSA, Inc. (Cost $10,893)....................      11,188
                                                               ----------

NUMBER OF                                                                 EXPIRATION
 WARRANTS                                                                    DATE
----------                                                                ----------

            WARRANTS (e) (0.0%)
            BROADCASTING (0.0%)
       300  UIH Australia/Pacific Inc...................................   05/15/06             0
       110  XM Satellite Radio Holdings, Inc. - 144A*...................   03/15/10           605
                                                                                      -----------
                                                                                              605
                                                                                      -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF                                                                 EXPIRATION
 WARRANTS                                                                    DATE        VALUE

-------------------------------------------------------------------------------------------------

            CASINO/GAMING (0.0%)
     9,000  Aladdin Gaming Enterprices, Inc. - 144A*....................   03/01/10   $         0
       250  Resort At Summerlin LP - 144A*..............................   12/15/07             0
                                                                                      -----------
                                                                                                0
                                                                                      -----------
            ELECTRIC UTILITIES (0.0%)
       125  TNP Enterprises, Inc. - 144A*...............................   04/01/11             1
                                                                                      -----------
            INTERNET SOFTWARE/SERVICES (0.0%)
     1,700  Verado Holdings, Inc. - 144A*...............................   04/15/08             0
                                                                                      -----------
            RESTAURANTS (0.0%)
     4,250  Catalina Restaurant Group (d)...............................   07/10/12             0
                                                                                      -----------
            SPECIALTY TELECOMMUNICATIONS (0.0%)
       500  Birch Telecom, Inc. - 144A*.................................   06/15/08             0
     3,424  McLeodUSA, Inc..............................................   04/16/07         1,404
     2,664  Versatel Telecom International NV (ADR) (Netherlands) (d)...   10/04/04           275
       652  XO Communications Inc. (Class A) (d)........................   01/16/10           652
       489  XO Communications Inc. (Class B) (d)........................   01/16/10             0
       489  XO Communications Inc. (Class C) (d)........................   01/16/10             0
                                                                                      -----------
                                                                                            2,331
                                                                                      -----------
            TELECOMMUNICATIONS (0.0%)
       200  Startec Global Communications Corp. - 144A*.................   05/15/08             0
                                                                                      -----------
            TOTAL WARRANTS
             (COST $35,196).........................................................        2,937
                                                                                      -----------

PRINCIPAL
AMOUNT IN                                                       COUPON   MATURITY
THOUSANDS                                                        RATE      DATE
----------                                                      -------  --------

            SHORT-TERM INVESTMENTS (5.0%)
            U.S. GOVERNMENT AGENCY (F) (0.1%)
$      100  U.S. Treasury Bill (b)
             (COST $99,741)...................................   1.085   09/25/03      99,741
                                                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                       COUPON   MATURITY
THOUSANDS                                                        RATE      DATE      VALUE

---------------------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS (4.9%)
$    3,652  Joint repurchase agreement account
             (dated 06/30/03; proceeds $3,652,121) (g)
             (COST $3,652,000)................................   1.195%  07/01/03  $3,652,000
                                                                                   ----------
            TOTAL SHORT-TERM INVESTMENTS
             (COST $3,751,741)...................................................   3,751,741
                                                                                   ----------

            TOTAL INVESTMENTS
             (COST $73,732,610) (H)(I)........................   88.9%  67,276,254
            OTHER ASSETS IN EXCESS OF LIABILITIES.............   11.1    8,358,103
                                                                -----   ----------
            NET ASSETS........................................  100.0%  $75,634,357
                                                                =====   ==========

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 ** SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE; THE ACTUAL PRINCIPAL AMOUNT AND MATURITY DATE WILL BE DETERMINED UPON SETTLEMENT.
 ***  RESALE IS RESTRICTED; ACQUIRED (12/12/98) AT A COST BASIS OF $3,549.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; PREFERRED STOCK WITH ATTACHED WARRANTS.
 +    PAYMENT-IN-KIND SECURITY.
 ++ CURRENTLY A ZERO COUPON BOND AND WILL PAY INTEREST AT THE RATE SHOWN AT A FUTURE DATE.
 (a)  ISSUER IN BANKRUPTCY.
 (b) SOME OR ALL OF THESE SECURITIES HAVE BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (c)  NON-INCOME PRODUCING SECURITY; BOND IN DEFAULT.
 (d)  ACQUIRED THROUGH EXCHANGE OFFER.
 (e)  NON-INCOME PRODUCING SECURITIES.
 (f) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (g)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (h) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $25,741,678 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS, FORWARD FOREIGN CURRENCY CONTRACTS AND OPEN FUTURES CONTRACTS.
 (i) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,064,183 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $9,520,539, RESULTING IN NET UNREALIZED DEPRECIATION OF $6,456,356.

                       SEE NOTES TO FINANCIAL STATEMENTS

Flexible Income
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

FUTURES CONTRACTS OPEN AT JUNE 30, 2003:
                                                                                     UNREALIZED
NUMBER OF                        DESCRIPTION, DELIVERY            UNDERLYING FACE   APPRECIATION/
CONTRACTS   LONG/SHORT              MONTH, AND YEAR               AMOUNT AT VALUE   DEPRECIATION

--------------------------------------------------------------------------------------------------

    31         Long     US Treasury Note 2 Year, September 2003     $ 6,705,203       $  8,556
    45        Short     US Treasury Note 5 Year, September 2003      (5,180,625)       (11,496)
    38        Short     US Treasury Note 10 Year, September 2003     (4,462,625)         5,614
    10        Short     US Treasury Bond 20 Year, September 2003     (1,173,436)        33,707
     2        Short     Euro-Bund Future 10 Year, September 2003       (268,756)         5,472
                                                                                      --------
      Net unrealized appreciation................................................     $ 41,853
                                                                                      ========

  FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JUNE 30, 2003:
                                                    UNREALIZED
     CONTRACTS       IN EXCHANGE      DELIVERY     APPRECIATION/
    TO DELIVER           FOR            DATE       DEPRECIATION

  ---------------------------------------------------------------

  CAD     135,000   $      98,447     08/21/03        $(1,384)
  CHF     600,000   $     448,538     07/22/03          4,543
  GBP      35,000   $      56,059     07/22/03         (1,782)
  JPY  10,000,000   $      85,058     09/10/03          1,376
                                                      -------
        Net unrealized appreciation.............      $ 2,753
                                                      =======

 CURRENCY ABBREVIATIONS:
 AUD  AUSTRALIAN DOLLAR.
 GBP  BRITISH POUND.
 CAD  CANADIAN DOLLAR.
 DKK  DANISH KRONE.
 EUR  EURO.
 JPY  JAPANESE YEN.
 SEK  SWEDISH KRONA.
 CHF  SWISS FRANC.

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                                               VALUE

-----------------------------------------------------------------------------------------------

           COMMON STOCKS (67.8%)
           ADVERTISING/MARKETING SERVICES (0.5%)
  34,700   Interpublic Group of Companies, Inc. (The)*...........................  $    464,286
                                                                                   ------------
           AEROSPACE & DEFENSE (0.9%)
  25,810   Raytheon Co...........................................................       847,600
                                                                                   ------------
           AUTO PARTS: O.E.M. (0.6%)
   9,330   Magna International Inc. (Class A) (Canada)...........................       627,629
                                                                                   ------------
           BEVERAGES: NON-ALCOHOLIC (0.7%)
  15,170   Coca-Cola Co. (The)...................................................       704,040
                                                                                   ------------
           CHEMICALS: AGRICULTURAL (0.4%)
  16,260   Monsanto Co...........................................................       351,866
                                                                                   ------------
           CHEMICALS: MAJOR DIVERSIFIED (1.3%)
  22,150   Dow Chemical Co. (The)................................................       685,764
  14,730   Du Pont (E.I.) de Nemours & Co........................................       613,357
                                                                                   ------------
                                                                                      1,299,121
                                                                                   ------------
           COMPUTER PROCESSING HARDWARE (0.9%)
  39,450   Hewlett-Packard Co....................................................       840,285
                                                                                   ------------
           CONTAINERS/PACKAGING (1.0%)
  22,300   Temple-Inland, Inc....................................................       956,893
                                                                                   ------------
           CONTRACT DRILLING (1.5%)
  25,960   ENSCO International Inc...............................................       698,324
  33,880   Transocean Inc.*......................................................       744,344
                                                                                   ------------
                                                                                      1,442,668
                                                                                   ------------
           DATA PROCESSING SERVICES (1.0%)
  20,250   Automatic Data Processing, Inc........................................       685,665
   8,560   Computer Sciences Corp.*..............................................       326,307
                                                                                   ------------
                                                                                      1,011,972
                                                                                   ------------
           DISCOUNT STORES (1.5%)
  12,570   Target Corp...........................................................       475,649
  17,820   Wal-Mart Stores, Inc..................................................       956,399
                                                                                   ------------
                                                                                      1,432,048
                                                                                   ------------
           ELECTRIC UTILITIES (3.3%)
  27,700   Entergy Corp..........................................................     1,462,006
  12,170   Exelon Corp...........................................................       727,888
  24,250   PPL Corp..............................................................     1,042,750
                                                                                   ------------
                                                                                      3,232,644
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                               VALUE

-----------------------------------------------------------------------------------------------

           FINANCE/RENTAL/LEASING (0.5%)
   7,660   Fannie Mae............................................................  $    516,590
                                                                                   ------------
           FINANCIAL CONGLOMERATES (3.3%)
  32,100   Citigroup, Inc........................................................     1,373,880
  41,850   J.P. Morgan Chase & Co................................................     1,430,433
  14,110   Prudential Financial, Inc.............................................       474,801
                                                                                   ------------
                                                                                      3,279,114
                                                                                   ------------
           FINANCIAL PUBLISHING/SERVICES (1.3%)
  50,000   Equifax, Inc..........................................................     1,300,000
                                                                                   ------------
           FOOD: MAJOR DIVERSIFIED (0.6%)
  14,260   PepsiCo, Inc..........................................................       634,570
                                                                                   ------------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
  17,000   Tenet Healthcare Corp.*...............................................       198,050
                                                                                   ------------
           HOTELS/RESORTS/CRUISELINES (2.1%)
  72,410   Hilton Hotels Corp....................................................       926,124
  39,100   Starwood Hotels & Resorts Worldwide, Inc..............................     1,117,869
                                                                                   ------------
                                                                                      2,043,993
                                                                                   ------------
           HOUSEHOLD/PERSONAL CARE (1.9%)
  24,010   Kimberly-Clark Corp...................................................     1,251,881
   6,530   Procter & Gamble Co. (The)............................................       582,345
                                                                                   ------------
                                                                                      1,834,226
                                                                                   ------------
           INDUSTRIAL CONGLOMERATES (3.0%)
  10,330   3M Co.................................................................     1,332,363
  21,330   Ingersoll Rand Co. (Class A)..........................................     1,009,336
  16,680   Textron, Inc..........................................................       650,854
                                                                                   ------------
                                                                                      2,992,553
                                                                                   ------------
           INFORMATION TECHNOLOGY SERVICES (0.5%)
  22,700   Electronic Data Systems Corp..........................................       486,915
                                                                                   ------------
           INTEGRATED OIL (4.3%)
  42,130   BP PLC (ADR) (United Kingdom).........................................     1,770,303
  16,670   ConocoPhillips........................................................       913,516
  41,800   Exxon Mobil Corp......................................................     1,501,038
                                                                                   ------------
                                                                                      4,184,857
                                                                                   ------------
           INVESTMENT BANKS/BROKERS (2.2%)
  31,810   Edwards (A.G.), Inc...................................................     1,087,902
  23,900   Merrill Lynch & Co., Inc..............................................     1,115,652
                                                                                   ------------
                                                                                      2,203,554
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                               VALUE

-----------------------------------------------------------------------------------------------

           LIFE/HEALTH INSURANCE (0.6%)
  19,590   MetLife, Inc..........................................................  $    554,789
                                                                                   ------------
           MAJOR BANKS (4.9%)
  29,380   Bank of America Corp..................................................     2,321,901
  16,100   FleetBoston Financial Corp............................................       478,331
  29,620   PNC Financial Services Group..........................................     1,445,752
  14,600   Wachovia Corp.........................................................       583,416
                                                                                   ------------
                                                                                      4,829,400
                                                                                   ------------
           MAJOR TELECOMMUNICATIONS (3.0%)
  44,110   SBC Communications, Inc...............................................     1,127,010
  59,830   Sprint Corp. (FON Group)..............................................       861,552
  23,480   Verizon Communications Inc............................................       926,286
                                                                                   ------------
                                                                                      2,914,848
                                                                                   ------------
           MANAGED HEALTH CARE (0.7%)
  12,180   Aetna Inc.............................................................       733,236
                                                                                   ------------
           MEDIA CONGLOMERATES (3.4%)
 125,150   AOL Time Warner Inc.*.................................................     2,013,663
  64,770   Disney (Walt) Co. (The)...............................................     1,279,208
                                                                                   ------------
                                                                                      3,292,871
                                                                                   ------------
           MEDICAL SPECIALTIES (0.7%)
  18,210   Bausch & Lomb, Inc....................................................       682,875
                                                                                   ------------
           MULTI-LINE INSURANCE (1.5%)
  20,360   Hartford Financial Services Group, Inc. (The).........................     1,025,330
  12,920   SAFECO Corp...........................................................       455,818
                                                                                   ------------
                                                                                      1,481,148
                                                                                   ------------
           OIL & GAS PRODUCTION (1.6%)
  13,230   Anadarko Petroleum Corp...............................................       588,338
   4,150   Burlington Resources, Inc.............................................       224,391
  17,970   EOG Resources, Inc....................................................       751,865
                                                                                   ------------
                                                                                      1,564,594
                                                                                   ------------
           OIL REFINING/MARKETING (0.6%)
  15,380   Valero Energy Corp....................................................       558,755
                                                                                   ------------
           OILFIELD SERVICES/EQUIPMENT (2.0%)
  41,200   Schlumberger Ltd......................................................     1,959,884
                                                                                   ------------
           OTHER METALS/MINERALS (0.8%)
  20,780   Phelps Dodge Corp.*...................................................       796,705
                                                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                               VALUE

-----------------------------------------------------------------------------------------------

           PACKAGED SOFTWARE (1.1%)
  43,720   Microsoft Corp........................................................  $  1,119,669
                                                                                   ------------
           PHARMACEUTICALS: MAJOR (6.4%)
 121,370   Bristol-Myers Squibb Co...............................................     3,295,196
   6,620   Johnson & Johnson.....................................................       342,254
  20,152   Pfizer Inc............................................................       688,191
  12,330   Roche Holdings Ltd (ADR) (Switzerland)................................       966,672
  54,370   Schering-Plough Corp..................................................     1,011,282
                                                                                   ------------
                                                                                      6,303,595
                                                                                   ------------
           PRECIOUS METALS (0.7%)
  21,920   Newmont Mining Corp...................................................       711,523
                                                                                   ------------
           PROPERTY - CASUALTY INSURERS (2.8%)
  26,270   Chubb Corp. (The).....................................................     1,576,200
  70,711   Travelers Property Casualty Corp. (Class A)...........................     1,124,321
                                                                                   ------------
                                                                                      2,700,521
                                                                                   ------------
           RAILROADS (1.8%)
  59,000   Norfolk Southern Corp.................................................     1,132,800
  10,890   Union Pacific Corp....................................................       631,838
                                                                                   ------------
                                                                                      1,764,638
                                                                                   ------------
           RESTAURANTS (1.0%)
  42,830   McDonald's Corp.......................................................       944,830
                                                                                   ------------
           TOBACCO (0.7%)
  15,890   Altria Group, Inc.....................................................       722,042
                                                                                   ------------
           TOTAL COMMON STOCKS
            (COST $58,277,854)...................................................    66,521,397
                                                                                   ------------

PRINCIPAL
AMOUNT IN                                                                           COUPON       MATURITY
THOUSANDS                                                                            RATE          DATE
---------                                                                           ------       --------

           CORPORATE BONDS (9.8%)
           AEROSPACE & DEFENSE (0.5%)
 $    50   Boeing Co.............................................................   6.625%       02/15/38            54,766
      25   Goodrich Corp.........................................................   7.625        12/15/12            28,517
      65   Lockheed Martin Corp..................................................    7.75        05/01/26            81,097
      50   Lockheed Martin Corp..................................................    8.50        12/01/29            67,960
      35   Raytheon Co...........................................................    8.20        03/01/06            40,382

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

 $    25   Raytheon Co...........................................................   8.30 %       03/01/10       $    30,713
     109   Systems 2001 Asset Trust - 144A**.....................................   6.664        09/15/13           122,288
                                                                                                                -----------
                                                                                                                    425,723
                                                                                                                -----------
           AIRLINES (0.3%)
     114   American West Airlines................................................    7.10        04/02/21           118,245
     153   Continental Airlines, Inc.............................................    6.90        01/02/18           148,383
      45   Southwest Airlines Co.................................................   5.496        11/01/06            48,823
                                                                                                                -----------
                                                                                                                    315,451
                                                                                                                -----------
           BROADCASTING (0.1%)
     105   Clear Channel Communications, Inc.....................................    7.65        09/15/10           126,357
                                                                                                                -----------
           BUILDING PRODUCTS (0.0%)
      40   Masco Corp............................................................    6.50        08/15/32            44,395
                                                                                                                -----------
           CABLE/SATELLITE TV (0.3%)
      70   Comcast Corp..........................................................    6.50        01/15/15            78,724
      55   Cox Communications, Inc...............................................   7.125        10/01/12            65,677
      65   Liberty Media Corp....................................................    5.70        05/15/13            66,074
      55   TCI Communications, Inc...............................................   7.875        02/15/26            64,473
                                                                                                                -----------
                                                                                                                    274,948
                                                                                                                -----------
           CHEMICALS: AGRICULTURAL (0.0%)
      35   Monsanto Co...........................................................   7.375        08/15/12            41,732
                                                                                                                -----------
           DEPARTMENT STORES (0.3%)
     125   May Department Stores Co..............................................    6.70        09/15/28           133,365
     110   Federated Department Stores, Inc......................................    6.90        04/01/29           123,353
                                                                                                                -----------
                                                                                                                    256,718
                                                                                                                -----------
           DRUGSTORE CHAINS (0.2%)
     180   CVS Corp..............................................................   5.625        03/15/06           197,149
                                                                                                                -----------
           ELECTRIC UTILITIES (0.5%)
      30   Appalachian Power Co. (Series H)......................................    5.95        05/15/33            29,918
      35   Cincinnati Gas & Electric Co..........................................    5.70        09/15/12            38,453
      25   Cincinnati Gas & Electric Co..........................................    5.40        06/15/33            24,033
      20   Cincinnati Gas & Electric Co..........................................   5.375        06/15/33            19,155
      10   Columbus Southern Power Co. - 144A**..................................    6.60        03/01/33            11,099
      60   Constellation Energy Group, Inc.......................................    7.60        04/01/32            72,122
      70   Detroit Edison Co.....................................................   6.125        10/01/10            79,929
      20   Duke Energy Corp......................................................    4.50        04/01/10            20,911
      35   Exelon Corp...........................................................    6.75        05/01/11            40,495
      20   Florida Power & Light Co..............................................    4.85        02/01/13            21,139
      40   Ohio Power Co. - 144A**...............................................    6.60        02/15/33            44,644

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

 $    45   Public Service Electric & Gas Co......................................   5.00 %       01/01/13       $    47,523
      20   South Carolina Electric & Gas Co......................................    5.30        05/15/33            19,829
      10   Wisconsin Electric Power Co...........................................   5.625        05/15/33            10,336
      15   Wisconsin Energy Corp.................................................    6.20        04/01/33            16,256
                                                                                                                -----------
                                                                                                                    495,842
                                                                                                                -----------
           ELECTRICAL PRODUCTS (0.1%)
      70   Cooper Industries Inc.................................................    5.25        07/01/07            75,832
                                                                                                                -----------
           ENVIRONMENTAL SERVICES (0.0%)
      40   Waste Management, Inc.................................................   6.875        05/15/09            46,557
                                                                                                                -----------
           FINANCE/RENTAL/LEASING (0.5%)
      95   Countrywide Home Loans, Inc...........................................    3.25        05/21/08            95,459
      20   Ford Motor Credit Co..................................................    7.25        10/25/11            20,561
      30   Household Finance Corp................................................    6.40        06/17/08            34,246
      35   Household Finance Corp................................................    6.75        05/15/11            40,648
      25   Household Finance Corp................................................   6.375        10/15/11            28,427
     110   MBNA Corp.............................................................   6.125        03/01/13           119,642
     120   Prime Property Funding II - 144A**....................................    7.00        08/15/04           126,697
                                                                                                                -----------
                                                                                                                    465,680
                                                                                                                -----------
           FINANCIAL CONGLOMERATES (1.3%)
      15   Boeing Capital Corp...................................................    5.75        02/15/07            16,383
      45   Boeing Capital Corp...................................................    6.10        03/01/11            49,669
      10   Boeing Capital Corp...................................................    6.50        02/15/12            11,277
      20   Boeing Capital Corp...................................................    5.80        01/15/13            21,615
      95   Chase Manhattan Corp..................................................    6.00        02/15/09           107,046
      60   Citigroup Inc.........................................................    6.00        02/21/12            68,254
      90   Citigroup Inc.........................................................   5.625        08/27/12            99,157
     160   General Electric Capital Corp.........................................    6.75        03/15/32           187,130
      35   General Motors Acceptance Corp........................................    4.50        07/15/06            35,191
     135   General Motors Acceptance Corp........................................   6.875        09/15/11           135,451
     120   General Motors Acceptance Corp........................................    8.00        11/01/31           117,740
     225   Prudential Holdings, LLC (Series B FSA) - 144A**......................   7.245        12/18/23           265,223
     105   Prudential Holdings, LLC (Series B FSA) - 144A**......................   8.695        12/18/23           132,876
                                                                                                                -----------
                                                                                                                  1,247,012
                                                                                                                -----------
           FOOD RETAIL (0.2%)
      20   Albertson's Inc.......................................................    7.45        08/01/29            22,590
      45   Albertson's, Inc......................................................    7.50        02/15/11            52,572
     110   Kroger Co.............................................................    6.80        04/01/11           125,495

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

 $    10   Kroger Co.............................................................   7.70 %       06/01/29       $    12,039
      20   Kroger Co.............................................................    8.00        09/15/29            24,875
                                                                                                                -----------
                                                                                                                    237,571
                                                                                                                -----------
           FOOD: MAJOR DIVERSIFIED (0.1%)
      15   Kraft Foods Inc.......................................................   5.625        11/01/11            16,345
      40   Kraft Foods Inc.......................................................    6.25        06/01/12            45,247
                                                                                                                -----------
                                                                                                                     61,592
                                                                                                                -----------
           FOREST PRODUCTS (0.1%)
      90   Weyerhaeuser Co.......................................................    6.75        03/15/12           102,168
                                                                                                                -----------
           GAS DISTRIBUTORS (0.1%)
      60   Consolidated Natural Gas Co...........................................    6.25        11/01/11            68,896
      25   Sempra Energy.........................................................    6.00        02/01/13            27,563
                                                                                                                -----------
                                                                                                                     96,459
                                                                                                                -----------
           HOME BUILDING (0.1%)
      45   Centex Corp...........................................................    7.50        01/15/12            53,494
      30   Pulte Homes, Inc......................................................   6.375        05/15/33            30,259
                                                                                                                -----------
                                                                                                                     83,753
                                                                                                                -----------
           HOME FURNISHINGS (0.0%)
      35   Mohawk Industries Inc.................................................    7.20        04/15/12            41,014
                                                                                                                -----------
           HOME IMPROVEMENT CHAINS (0.1%)
     100   Lowe's Companies, Inc.................................................    8.25        06/01/10           125,863
                                                                                                                -----------
           HOTELS/RESORTS/CRUISELINES (0.2%)
      60   Hyatt Equities LLC - 144A**...........................................   6.875        06/15/07            62,487
     145   Marriott International, Inc. (Series E)...............................    7.00        01/15/08           165,746
                                                                                                                -----------
                                                                                                                    228,233
                                                                                                                -----------
           INDUSTRIAL CONGLOMERATES (0.2%)
     105   Honeywell International, Inc..........................................   6.125        11/01/11           119,627
      25   Hutchinson Whampoa International Ltd. - 144A**........................    6.50        02/13/13            26,229
                                                                                                                -----------
                                                                                                                    145,856
                                                                                                                -----------
           INFORMATION TECHNOLOGY SERVICES (0.0%)
      35   Electronic Data Systems Corp. - 144A**................................    6.00        08/01/13            34,122
                                                                                                                -----------
           INTEGRATED OIL (0.3%)
      25   Amerada Hess Corp.....................................................    6.65        08/15/11            28,840
      70   Amerada Hess Corp.....................................................   7.875        10/01/29            85,197
     120   Conoco Inc............................................................    6.95        04/15/29           144,379

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

 $    10   Petro-Canada..........................................................   4.00 %       07/15/13       $     9,726
      30   Petro-Canada..........................................................    5.35        07/15/33            28,676
                                                                                                                -----------
                                                                                                                    296,818
                                                                                                                -----------
           INVESTMENT BANKS/BROKERS (0.2%)
      60   Goldman Sachs Group Inc...............................................   6.125        02/15/33            64,343
      95   Goldman Sachs Group, Inc..............................................   6.875        01/15/11           112,095
                                                                                                                -----------
                                                                                                                    176,438
                                                                                                                -----------
           LIFE/HEALTH INSURANCE (0.2%)
     100   American General Corp.................................................    7.50        07/15/25           124,609
      30   Hartford Life.........................................................   7.375        03/01/31            35,531
                                                                                                                -----------
                                                                                                                    160,140
                                                                                                                -----------
           MAJOR BANKS (0.1%)
     105   Bank One Corp.........................................................    6.00        02/17/09           118,758
                                                                                                                -----------
           MAJOR TELECOMMUNICATIONS (0.5%)
      50   AT&T Corp.............................................................    8.50        11/15/31            56,694
      30   British Telecom PLC (United Kingdom)..................................   8.875        12/15/30            40,937
      80   Deutsche Telekom International Finance Corp. (Netherlands)............    8.75        06/15/30           101,927
      25   GTE Corp..............................................................    6.94        04/15/28            28,371
      60   Verizon Global Funding Corp...........................................    7.75        12/01/30            75,989
     160   Verizon New England Inc...............................................    6.50        09/15/11           185,655
                                                                                                                -----------
                                                                                                                    489,573
                                                                                                                -----------
           MANAGED HEALTH CARE (0.3%)
     120   Aetna, Inc............................................................   7.875        03/01/11           145,834
      40   Cigna Corp............................................................   6.375        10/15/11            44,787
      60   Wellpoint Healthcare Networks, Inc....................................   6.375        06/15/06            67,285
                                                                                                                -----------
                                                                                                                    257,906
                                                                                                                -----------
           MEDIA CONGLOMERATES (0.3%)
      45   AOL Time Warner Inc...................................................    7.70        05/01/32            52,534
      30   News America Holdings, Inc............................................    7.75        02/01/24            34,770
     125   News America Holdings, Inc............................................    7.28        06/30/28           141,693
      20   Time Warner, Inc......................................................   6.625        05/15/29            20,622
                                                                                                                -----------
                                                                                                                    249,619
                                                                                                                -----------
           MOTOR VEHICLES (0.4%)
      50   DaimlerChrysler North American Holdings Co............................    7.20        09/01/09            56,834
      35   DaimlerChrysler North American Holdings Co............................    8.50        01/18/31            41,225
      25   Ford Motor Co.........................................................   6.625        10/01/28            20,803

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

 $   275   Ford Motor Co.........................................................   7.45 %       07/16/31       $   251,918
      50   General Motors Corp...................................................   8.375        07/15/33            49,072
                                                                                                                -----------
                                                                                                                    419,852
                                                                                                                -----------
           MULTI-LINE INSURANCE (0.8%)
     180   AIG Sun America Global Finance VI - 144A**............................    6.30        05/10/11           206,429
     300   Farmers Exchange Capital - 144A**.....................................    7.05        07/15/28           269,631
      30   Hartford Financial Services Group, Inc................................   2.375        06/01/06            29,974
      75   Hartford Financial Services Group, Inc................................    7.90        06/15/10            91,444
     180   Nationwide Mutual Insurance Co. - 144A**..............................    7.50        02/15/24           188,199
                                                                                                                -----------
                                                                                                                    785,677
                                                                                                                -----------
           OIL & GAS PRODUCTION (0.4%)
      10   Devon Financing Corp..................................................   6.875        09/30/11            11,730
      30   Devon Financing Corp..................................................   7.875        09/30/31            38,094
      30   Kerr-McGee Corp.......................................................   6.875        09/15/11            34,771
     225   Pemex Project Funding Master Trust....................................   8.625        02/01/22           257,063
                                                                                                                -----------
                                                                                                                    341,658
                                                                                                                -----------
           OIL REFINING/MARKETING (0.0%)
      40   Marathon Oil Corp.....................................................    6.80        03/15/32            45,250
                                                                                                                -----------
           OTHER CONSUMER SERVICES (0.1%)
      55   Cendant Corp..........................................................   7.375        01/15/13            64,763
      50   Cendant Corp..........................................................   7.125        03/15/15            57,970
                                                                                                                -----------
                                                                                                                    122,733
                                                                                                                -----------
           OTHER METALS/MINERALS (0.2%)
      45   BHP Finance USA Ltd...................................................    4.80        04/15/13            46,919
      25   Inco Ltd..............................................................    7.75        05/15/12            29,617
      75   Inco Ltd..............................................................    7.20        09/15/32            82,662
                                                                                                                -----------
                                                                                                                    159,198
                                                                                                                -----------
           PULP & PAPER (0.2%)
      55   International Paper Co................................................    5.85        10/30/12            59,944
      40   International Paper Co. - 144A**......................................    5.30        04/01/15            41,124
      35   MeadWestVaco Corp.....................................................    6.85        04/01/12            40,403
      40   Sappi Papier Holding AG - 144A** (Austria)............................    6.75        06/15/12            45,682
                                                                                                                -----------
                                                                                                                    187,153
                                                                                                                -----------
           RAILROADS (0.0%)
      25   Union Pacific Corp....................................................    6.79        11/09/07            28,617
                                                                                                                -----------
           REAL ESTATE INVESTMENT TRUSTS (0.4%)
      35   Boston Properties, Inc................................................    6.25        01/15/13            38,327
      25   EOP Operating LP......................................................   6.763        06/15/07            28,174

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

 $   125   EOP Operating LP......................................................   7.25 %       06/15/28       $   139,833
      75   Simon Property Group LP...............................................   6.375        11/15/07            83,676
      35   Simon Property Group LP...............................................    6.35        08/28/12            38,781
      45   Vordano Reality Trust.................................................   5.625        06/15/07            48,284
                                                                                                                -----------
                                                                                                                    377,075
                                                                                                                -----------
           SAVINGS BANKS (0.1%)
      55   Washington Mutual Bank................................................    5.50        01/15/13            59,957
                                                                                                                -----------
           SERVICES TO THE HEALTH INDUSTRY (0.1%)
      35   Anthem Insurance Companies, Inc. - 144A**.............................   9.125        04/01/10            44,071
      60   Anthem Insurance Companies, Inc. - 144A**.............................    9.00        04/01/27            80,571
                                                                                                                -----------
                                                                                                                    124,642
                                                                                                                -----------
           TOBACCO (0.0%)
      10   Altria Group, Inc.....................................................    7.75        01/15/27            10,718
                                                                                                                -----------
           TOTAL CORPORATE BONDS
            (COST $8,675,187).................................................................................    9,581,809
                                                                                                                -----------
           MORTGAGE-BACKED SECURITIES (11.1%)
           FEDERAL HOME LOAN MORTGAGE CORP.
   2,100   ......................................................................    6.50            +            2,184,000
     675   ......................................................................    7.50            +              715,500
     561   ......................................................................    7.50    09/01/25-12/01/31      596,185
           Federal National Mortgage Assoc.
   1,850   ......................................................................    6.50            +            1,928,047
   2,317   ......................................................................    7.00    07/01/29-09/01/32    2,439,628
   1,270   ......................................................................    7.50    08/01/29-07/01/32    1,349,627
   1,394   ......................................................................    8.00    12/01/28-04/01/32    1,498,387
     238   Government National Mortgage Association..............................    7.50    08/15/23-10/15/29      252,831
                                                                                                                -----------
           TOTAL MORTGAGE-BACKED SECURITIES
            (COST $10,903,264)................................................................................   10,964,205
                                                                                                                -----------
           U.S. GOVERNMENT OBLIGATIONS (8.3%)
           U.S. Treasury Bonds
     475   ......................................................................   8.125        08/15/19           686,987
     200   ......................................................................    8.50        02/15/20           299,524
     425   ......................................................................    8.75        08/15/20           650,831
     300   ......................................................................   8.125        08/15/21           438,680
     500   ......................................................................   7.625        02/15/25           710,918

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

           U.S. Treasury Notes
 $ 1,800   ......................................................................   6.50%        02/15/10       $ 2,183,695
   1,700   ......................................................................    6.75        05/15/05         1,872,191
   1,050   ......................................................................    3.50        11/15/06         1,106,807
     200   ......................................................................    5.00        08/15/11           224,344
                                                                                                                -----------
           TOTAL U.S. GOVERNMENT OBLIGATIONS
            (COST $7,745,094).................................................................................    8,173,977
                                                                                                                -----------
           ASSET-BACKED SECURITIES (1.9%)
           FINANCE/RENTAL/LEASING
      67   BMW Vehicle Owner Trust 2002-A........................................    2.83        12/25/04            67,460
      94   Capital Auto Receivables Asset Trust 2002-2...........................    2.89        04/15/04            93,912
     215   Chase Credit Card Master Trust 2001-4A................................    5.50        11/17/08           236,377
      30   Chase Manhattan Auto Owner Trust 2002-A...............................    2.63        10/15/04            29,640
     143   Chase Manhattan Auto Owner Trust 2002-B...............................    2.70        01/18/05           143,158
     200   Citibank Credit Card Issuance Trust...................................    6.90        10/15/07           222,501
      95   Daimler Chrysler Auto Trust 2000-E....................................    6.11        11/08/04            95,372
     165   Daimler Chrysler Auto Trust 2002-A....................................    2.90        12/06/04           165,234
     102   Ford Credit Auto Owner Trust 2001-B...................................    5.12        10/15/04           102,429
      72   Ford Credit Auto Owner Trust 2002-B...................................    2.97        06/15/04            71,738
     130   Harley-Davidson Motorcycle Trust 2002-1...............................    3.02        09/15/06           131,376
     130   Honda Auto Receivables Owner Trust 2002-2.............................    2.91        09/15/04           130,625
     100   MBNA Master Credit Card Trust.........................................    5.90        08/15/11           114,721
      38   National City Auto Receivables Trust 2002-A...........................    3.00        01/15/05            38,271
     125   Nissan Auto Receivables Owner Trust 2001-C............................    4.80        02/15/07           130,447
      97   Nissan Auto Receivables Owner Trust 2002-B............................    3.07        08/16/04            97,034
                                                                                                                -----------
           TOTAL ASSET-BACKED SECURITIES
            (COST $1,813,846).................................................................................    1,870,295
                                                                                                                -----------
           COLATERALIZED MORTGAGE OBLIGATION (0.0%)
       4   Fannie Mae 2002-18 PG
            (COST $10,000).......................................................    5.50        06/25/08             3,507
                                                                                                                -----------
           SHORT-TERM INVESTMENTS (5.8%)
           U.S. GOVERNMENT OBLIGATION (A) (0.1%)
     100   U.S. Treasury Bill
            (COST $99,725).......................................................    1.15        09/25/03            99,725
                                                                                                                -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Balanced Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                                          COUPON        MATURITY
THOUSANDS                                                                           RATE           DATE           VALUE

---------------------------------------------------------------------------------------------------------------------------

           REPURCHASE AGREEMENT (5.7%)
 $ 5,567   Joint repurchase agreement account
             (dated 06/30/03; proceeds $5,567,185) (b)
             (COST $5,567,000)...................................................   1.195%       07/01/03       $ 5,567,000
                                                                                                                -----------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $5,666,725).................................................................................    5,666,725
                                                                                                                -----------

         TOTAL INVESTMENTS
          (COST $93,091,970) (c)(d)............................................  104.7%  102,781,915
         LIABILITIES IN EXCESS OF OTHER ASSETS.................................   (4.7)   (4,613,443)
                                                                                 -----   -----------
         NET ASSETS............................................................  100.0%  $98,168,472
                                                                                 =====   ===========

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 + SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS WITH AN APPROXIMATE PRINCIPAL AMOUNT AND NO DEFINITE MATURITY DATE.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (c) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $8,041,984 IN CONNECTION WITH SECURITIES PURCHASED ON A FORWARD COMMITMENT BASIS AND OPEN FUTURES CONTRACTS.
 (d) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR THE BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,350,372 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,660,427, RESULTING IN NET UNREALIZED APPRECIATION OF $9,689,945.

FUTURES CONTRACTS OPEN AT JUNE 30, 2003:
                                                                        UNDERLYING       UNREALIZED
NUMBER OF                          DESCRIPTION, DELIVERY                FACE AMOUNT     APPRECIATION/
CONTRACTS   LONG/SHORT                MONTH, AND YEAR                    AT VALUE       DEPRECIATION

------------------------------------------------------------------------------------------------------

    32         Long     U.S. Treasury Notes 5 Year, September 2003      $3,684,000         $(7,283)
    2         Short     U.S. Treasury Notes 10 Year, September 2003       (234,875)          3,052
    2         Short     U.S. Treasury Bonds, September 2003               (234,688)          5,611
                                                                                           -------
      Net unrealized appreciation....................................................      $ 1,380
                                                                                           =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Utilities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                           VALUE

--------------------------------------------------------------------------

           COMMON STOCKS (89.9%)
           ELECTRIC UTILITIES (41.8%)
  50,000   AES Corp. (The)*..................................  $   317,500
  30,000   American Electric Power Co., Inc..................      894,900
  30,000   Black Hills Corp..................................      921,000
  43,500   Cinergy Corp......................................    1,600,365
  29,000   Consolidated Edison, Inc..........................    1,255,120
  30,000   Dominion Resources, Inc...........................    1,928,100
  20,000   DTE Energy Co.....................................      772,800
  71,710   Duke Energy Corp..................................    1,430,614
  80,000   Edison International*.............................    1,314,400
  50,000   Energy East Corp..................................    1,038,000
  32,500   Entergy Corp......................................    1,715,350
  45,000   Exelon Corp.......................................    2,691,450
  45,000   FirstEnergy Corp..................................    1,730,250
  30,000   FPL Group, Inc....................................    2,005,500
  27,000   NSTAR.............................................    1,229,850
  25,000   PG&E Corp.*.......................................      528,750
  50,000   PPL Corp..........................................    2,150,000
  28,081   Progress Energy, Inc..............................    1,232,756
  34,000   Public Service Enterprise Group, Inc..............    1,436,500
  61,000   SCANA Corp........................................    2,091,080
  42,000   Southern Co.......................................    1,308,720
  50,000   TXU Corp..........................................    1,122,500
  36,000   Wisconsin Energy Corp.............................    1,044,000
  70,000   Xcel Energy, Inc..................................    1,052,800
                                                               -----------
                                                                32,812,305
                                                               -----------
           ENERGY (17.9%)
  35,000   AGL Resources, Inc................................      890,400
  30,000   Burlington Resources, Inc.........................    1,622,100
 125,000   El Paso Corp......................................    1,010,000
  45,000   Equitable Resources, Inc..........................    1,833,300
  46,600   KeySpan Corp......................................    1,651,970
  60,000   MDU Resources Group, Inc..........................    2,009,400
  39,000   New Jersey Resources Corp.........................    1,384,500
  50,000   Questar Corp......................................    1,673,500
  40,000   Sempra Energy.....................................    1,141,200
 110,000   Williams Companies, Inc. (The)....................      869,000
                                                               -----------
                                                                14,085,370
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Utilities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           TELECOMMUNICATIONS (29.4%)
  50,000   Alcatel SA (ADR) (France)*........................  $   447,500
  44,160   ALLTEL Corp.......................................    2,129,395
  95,000   American Tower Corp. (Class A)*...................      840,750
 165,000   AT&T Wireless Services Inc.*......................    1,354,650
 105,500   BellSouth Corp....................................    2,809,465
  55,625   CenturyTel, Inc.*.................................    1,938,531
  90,000   Cincinnati Bell Inc...............................      603,000
  35,000   Comcast Corp. (Class A)*..........................    1,056,300
  50,000   Nextel Communications, Inc. (Class A)*............      904,000
  40,000   Nokia Corp. (ADR) (Finland).......................      657,200
 121,272   SBC Communications, Inc...........................    3,098,500
  30,000   Sprint Corp. (FON Group)..........................      432,000
 115,000   Sprint Corp. (PCS Group)*.........................      661,250
  20,000   Telefonos de Mexico S.A. (Series L) (ADR)
            (Mexico).........................................      628,400
  25,000   UTStarcom, Inc.*..................................      889,250
  67,394   Verizon Communications Inc........................    2,658,693
  60,000   Vodafone Group PLC (ADR) (United Kingdom).........    1,179,000
  65,000   Western Wireless Corp. (Class A)*.................      749,450
                                                               -----------
                                                                23,037,334
                                                               -----------
           WATER UTILITIES (0.8%)
  24,375   Philadelphia Suburban Corp........................      594,263
                                                               -----------
           TOTAL COMMON STOCKS
            (COST $55,979,615)...............................   70,529,272
                                                               -----------

PRINCIPAL
AMOUNT IN                                                      COUPON   MATURITY
THOUSANDS                                                       RATE      DATE
---------                                                      -------  ---------

           CORPORATE BONDS (5.1%)
           ELECTRIC UTILITIES (3.4%)
$     45   Appalachian Power Co. (Series G)..................  3.60%    05/15/08        45,555
      15   Appalachian Power Co. (Series H)..................  5.95     05/15/33        14,959
     140   Cinergy Corp......................................  6.25     09/01/04       146,996
      45   Cleco Power LLC...................................  5.375    05/01/13        46,570
      60   Commonwealth Edison Co............................  6.15     03/15/12        68,792
      25   Consolidated Edison Co. of New York...............  5.875    04/01/33        26,669
      57   Constellation Energy Group, Inc...................  7.60     04/01/32        68,516
     165   DTE Energy Co.....................................  7.05     06/01/11       192,977
      30   Duke Energy Corp..................................  4.50     04/01/10        31,367
     130   Duquesne Light Co.................................  6.70     04/15/12       149,756

                       SEE NOTES TO FINANCIAL STATEMENTS

Utilities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                      COUPON   MATURITY
THOUSANDS                                                       RATE      DATE       VALUE

----------------------------------------------------------------------------------------------

$     30   Energy Arkansas Inc. - 144A**.....................  5.90%    06/01/33   $    29,095
     290   Exelon Corp.......................................  6.75     05/01/11       335,526
      15   Florida Power & Light Co..........................  4.85     02/01/13        15,854
     120   Florida Power Corp................................  6.65     07/15/11       140,632
      60   Idaho Power Corp..................................  4.25     10/01/13        60,235
      55   Indiana Michigan Power Co.........................  6.375    11/01/12        61,977
      60   Indiana Michigan Power Co. (Series A).............  6.875    07/01/04        63,264
      60   Jersey Central Power & Light Co...................  6.45     05/15/06        66,269
     140   Pinnacle West Capital Corp........................  6.40     04/01/06       151,263
      80   Progress Energy Inc...............................  6.55     03/01/04        82,532
     345   PSEG Energy Holdings..............................  9.125    02/10/04       355,350
     140   Public Service Co. of New Mexico (Series B).......  7.50     08/01/18       161,366
      50   Public Service Electric & Gas Co..................  5.00     01/01/13        52,803
     120   South Carolina Electric & Gas Co..................  7.50     06/15/05       132,883
      45   TECO Energy Corp..................................  7.00     05/01/12        43,875
      65   Texas-New Mexico Power Co.........................  6.25     01/15/09        65,730
      40   Wisconsin Electric Power Co.......................  4.50     05/15/13        41,028
      10   Wisconsin Energy Corp.............................  6.20     04/01/33        10,837
                                                                                   -----------
                                                                                     2,662,676
                                                                                   -----------
           ENERGY (0.1%)
     100   Consolidated Natural Gas Co.......................  5.375    11/01/06       108,414
      25   Sempra Energy.....................................  6.00     02/01/13        27,564
                                                                                   -----------
                                                                                       135,978
                                                                                   -----------
           TELECOMMUNICATIONS (1.6%)
     100   AT&T Corp.........................................  7.00     11/15/06       111,221
      75   AT&T Wireless Services, Inc.......................  7.875    03/01/11        88,577
      90   British Telecommunications PLC (United Kingdom)...  8.375    12/15/10       113,821
     210   Deutsche Telekom International Finance Corp.
            (Netherlands)....................................  8.75     06/15/30       267,559
     180   GTE Corp..........................................  7.90     02/01/27       204,944
     225   SBC Communications Inc............................  5.875    02/01/12       252,591
     170   Verizon New England Inc...........................  6.50     09/15/11       197,258
                                                                                   -----------
                                                                                     1,235,971
                                                                                   -----------
           TOTAL CORPORATE BONDS
            (COST $3,654,056)....................................................    4,034,625
                                                                                   -----------
           ASSET-BACKED SECURITIES (0.9%)
           FINANCE/RENTAL/LEASING
     150   Connecticut RRB Special Purpose Trust CL&P -
            Series 2001......................................  6.20     12/30/11       175,364
     150   Detroit Edison Securitization Funding LLC.........  5.875    03/01/10       167,573

                       SEE NOTES TO FINANCIAL STATEMENTS

Utilities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN                                                      COUPON   MATURITY
THOUSANDS                                                       RATE      DATE       VALUE

----------------------------------------------------------------------------------------------

$    175   PECO Energy Transition Trust......................  7.625%   03/01/10   $   213,224
     150   PSE&G Transition Funding LLC......................  6.61     06/15/15       178,937
                                                                                   -----------
           TOTAL ASSET-BACKED SECURITIES
            (COST $671,011)......................................................      735,098
                                                                                   -----------
           SHORT-TERM INVESTMENT (3.9%)
           REPURCHASE AGREEMENT
   3,049   Joint repurchase agreement account (dated
            06/30/03;
            proceeds $3,049,101) (a)
            (COST $3,049,000)................................  1.195    07/01/03     3,049,000
                                                                                   -----------

           TOTAL INVESTMENTS
            (COST $63,353,682) (b)...........................   99.8%   78,347,995
           OTHER ASSETS IN EXCESS OF LIABILITIES.............    0.2       139,719
                                                               -----   -----------
           NET ASSETS........................................  100.0%  $78,487,714
                                                               =====   ===========

---------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 **   RESALE IS RESTRICTED TO QUALIFIED INSTITUTIONAL INVESTORS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $15,180,721 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $186,408, RESULTING IN NET UNREALIZED APPRECIATION OF $14,994,313.

                       SEE NOTES TO FINANCIAL STATEMENTS

Dividend Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           COMMON STOCKS (99.9%)
           AEROSPACE & DEFENSE (1.3%)
 232,600   Goodrich Corp...........................  $  4,884,600
                                                     ------------
           ALUMINUM (2.2%)
 140,300   Alcan Inc. (Canada).....................     4,389,987
 152,300   Alcoa, Inc..............................     3,883,650
                                                     ------------
                                                        8,273,637
                                                     ------------
           APPAREL/FOOTWEAR (1.5%)
 172,500   VF Corp.................................     5,873,625
                                                     ------------
           AUTO PARTS: O.E.M. (3.0%)
 465,100   Delphi Corp.............................     4,013,813
  84,800   Johnson Controls, Inc...................     7,258,880
                                                     ------------
                                                       11,272,693
                                                     ------------
           BEVERAGES: NON-ALCOHOLIC (1.0%)
  80,200   Coca-Cola Co. (The).....................     3,722,082
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED (3.5%)
 214,600   Dow Chemical Co. (The)..................     6,644,016
 161,000   Du Pont (E.I.) de Nemours & Co..........     6,704,040
                                                     ------------
                                                       13,348,056
                                                     ------------
           COMPUTER PROCESSING HARDWARE (3.0%)
 526,100   Hewlett-Packard Co......................    11,205,930
                                                     ------------
           DISCOUNT STORES (1.7%)
 169,800   Target Corp.............................     6,425,232
                                                     ------------
           DRUGSTORE CHAINS (0.0%)
   6,500   CVS Corp................................       182,195
                                                     ------------
           ELECTRIC UTILITIES (5.8%)
 116,800   Exelon Corp.............................     6,985,808
 197,900   FirstEnergy Corp........................     7,609,255
 107,700   FPL Group, Inc..........................     7,199,745
                                                     ------------
                                                       21,794,808
                                                     ------------

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           ELECTRONICS/ APPLIANCES (1.7%)
 102,800   Whirlpool Corp..........................  $  6,548,360
                                                     ------------
           FINANCE/RENTAL/ LEASING (4.3%)
  40,400   Fannie Mae..............................     2,724,576
 114,500   Freddie Mac.............................     5,813,165
 379,200   MBNA Corp...............................     7,902,528
                                                     ------------
                                                       16,440,269
                                                     ------------
           FINANCIAL CONGLOMERATES (1.9%)
 165,600   Citigroup Inc...........................     7,087,680
                                                     ------------
           FOOD: MAJOR DIVERSIFIED (2.1%)
 146,600   PepsiCo, Inc............................     6,523,700
  28,900   Unilever N.V. (ADR) (NY Registered
            Shares) (Netherlands)..................     1,560,600
                                                     ------------
                                                        8,084,300
                                                     ------------
           FOREST PRODUCTS (1.6%)
 111,900   Weyerhaeuser Co.........................     6,042,600
                                                     ------------
           HOME IMPROVEMENT CHAINS (2.4%)
 278,200   Home Depot, Inc. (The)..................     9,213,984
                                                     ------------
           HOUSEHOLD/PERSONAL CARE (3.7%)
  80,300   Avon Products, Inc......................     4,994,660
  48,700   Kimberly-Clark Corp.....................     2,539,218
  72,300   Procter & Gamble Co. (The)..............     6,447,714
                                                     ------------
                                                       13,981,592
                                                     ------------
           INDUSTRIAL CONGLOMERATES (6.9%)
  51,400   3M Co...................................     6,629,572
 239,300   General Electric Co.....................     6,863,124
 192,100   Honeywell International, Inc............     5,157,885

                       SEE NOTES TO FINANCIAL STATEMENTS

Dividend Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 107,400   United Technologies Corp................  $  7,607,142
                                                     ------------
                                                       26,257,723
                                                     ------------
           INDUSTRIAL SPECIALTIES (1.6%)
 120,800   PPG Industries, Inc.....................     6,129,392
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES (2.5%)
 169,000   Accenture Ltd. (Class A) (Bermuda)*.....     3,057,210
  77,700   International Business Machines Corp....     6,410,250
                                                     ------------
                                                        9,467,460
                                                     ------------
           INTEGRATED OIL (3.5%)
 125,400   BP PLC (ADR) (United Kingdom)...........     5,269,308
 113,100   Exxon Mobil Corp........................     4,061,421
  80,600   Royal Dutch Petroleum Co. (NY Registered
            Shares) (Netherlands)..................     3,757,572
                                                     ------------
                                                       13,088,301
                                                     ------------
           INVESTMENT BANKS/ BROKERS (2.5%)
  28,200   Goldman Sachs Group, Inc. (The).........     2,361,750
  22,500   Lehman Brothers Holdings, Inc...........     1,495,800
 119,400   Merrill Lynch & Co., Inc................     5,573,592
                                                     ------------
                                                        9,431,142
                                                     ------------
           INVESTMENT MANAGERS (1.4%)
 186,000   Mellon Financial Corp...................     5,161,500
                                                     ------------
           LIFE/HEALTH INSURANCE (1.5%)
 156,500   Lincoln National Corp...................     5,576,095
                                                     ------------
           MAJOR BANKS (7.3%)
 146,500   Bank of America Corp....................    11,577,895

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 112,100   Comerica, Inc...........................  $  5,212,650
 149,000   KeyCorp.................................     3,765,230
  98,300   PNC Financial Services Group............     4,798,023
  54,100   Wachovia Corp...........................     2,161,836
                                                     ------------
                                                       27,515,634
                                                     ------------
           MAJOR TELECOMMUNICATIONS (1.4%)
 131,700   Verizon Communications Inc..............     5,195,565
                                                     ------------
           MOTOR VEHICLES (1.2%)
 114,500   DaimlerChrysler AG (Germany)............     3,975,440
  20,400   General Motors Corp.....................       734,400
                                                     ------------
                                                        4,709,840
                                                     ------------
           MULTI-LINE INSURANCE (1.6%)
  78,300   American International Group, Inc.......     4,320,594
  33,100   Hartford Financial Services Group, Inc.
            (The) (Note 4).........................     1,666,916
                                                     ------------
                                                        5,987,510
                                                     ------------
           OFFICE EQUIPMENT/ SUPPLIES (1.8%)
 178,900   Pitney Bowes, Inc.......................     6,871,549
                                                     ------------
           OIL REFINING/ MARKETING (0.5%)
  27,100   Total SA (ADR) (France).................     2,054,180
                                                     ------------
           PHARMACEUTICALS: MAJOR (10.3%)
 261,500   Bristol-Myers Squibb Co.................     7,099,725
 164,900   Merck & Co., Inc........................     9,984,695
 366,960   Pfizer Inc..............................    12,531,685
 204,200   Wyeth...................................     9,301,310
                                                     ------------
                                                       38,917,415
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Dividend Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

           PROPERTY - CASUALTY INSURERS (1.8%)
 408,300   Travelers Property Casualty Corp.
            (Class A)..............................  $  6,491,970
  13,500   Travelers Property Casualty Corp.
            (Class B)..............................       212,895
                                                     ------------
                                                        6,704,865
                                                     ------------
           PULP & PAPER (2.5%)
 165,600   International Paper Co..................     5,916,888
 140,600   MeadWestvaco Corp.......................     3,472,820
                                                     ------------
                                                        9,389,708
                                                     ------------
           RAILROADS (3.4%)
 237,300   Burlington Northern Santa Fe Corp.......     6,748,812
 201,100   CSX Corp................................     6,051,099
                                                     ------------
                                                       12,799,911
                                                     ------------
           REGIONAL BANKS (0.6%)
  92,600   U.S. Bancorp............................     2,268,700
                                                     ------------
           SEMICONDUCTORS (1.0%)
 173,600   Intel Corp..............................     3,608,102
                                                     ------------
           TELECOMMUNICATION EQUIPMENT (1.5%)
 190,800   Motorola, Inc...........................     1,799,244

NUMBER OF
 SHARES                                                 VALUE

-----------------------------------------------------------------

 242,200   Nokia Corp. (ADR) (Finland).............  $  3,979,346
                                                     ------------
                                                        5,778,590
                                                     ------------
           TOBACCO (2.4%)
 203,000   Altria Group, Inc.......................     9,224,320
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM
           MACHINERY (2.0%)
 136,700   Caterpillar, Inc........................     7,608,722
                                                     ------------

  TOTAL INVESTMENTS
   (COST $334,901,892) (a)................    99.9%  378,127,867
  OTHER ASSETS IN EXCESS OF LIABILITIES...     0.1       377,352
                                            ------  ------------
  NET ASSETS..............................   100.0% $378,505,219
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $57,890,101 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $14,664,126, RESULTING IN NET UNREALIZED APPRECIATION OF $43,225,975.

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           COMMON STOCKS (99.3%)
           ADVERTISING/MARKETING SERVICES (0.4%)
  23,120   Interpublic Group of Companies, Inc...............  $    309,346
   4,330   Omnicom Group, Inc................................       310,461
                                                               ------------
                                                                    619,807
                                                               ------------
           AEROSPACE & DEFENSE (1.4%)
   9,000   Boeing Co.........................................       308,880
   4,400   General Dynamics Corp.............................       319,000
  14,910   Goodrich Corp.....................................       313,110
   6,400   Lockheed Martin Corp..............................       304,448
   3,600   Northrop Grumman Corp.............................       310,644
   9,300   Raytheon Co.......................................       305,412
  12,650   Rockwell Collins, Inc.............................       311,569
                                                               ------------
                                                                  2,173,063
                                                               ------------
           AGRICULTURAL COMMODITIES/ MILLING (0.2%)
  24,000   Archer-Daniels-Midland Co.........................       308,880
                                                               ------------
           AIR FREIGHT/COURIERS (0.4%)
   5,000   FedEx Corp........................................       310,150
   4,900   United Parcel Service, Inc. (Class B).............       312,130
                                                               ------------
                                                                    622,280
                                                               ------------
           AIRLINES (0.4%)
  21,470   Delta Air Lines, Inc..............................       315,180
  18,000   Southwest Airlines Co.............................       309,600
                                                               ------------
                                                                    624,780
                                                               ------------
           ALTERNATIVE POWER GENERATION (0.2%)
  46,520   Calpine Corp.*....................................       307,032
                                                               ------------
           ALUMINUM (0.2%)
  12,200   Alcoa, Inc........................................       311,100
                                                               ------------
           APPAREL/FOOTWEAR (1.2%)
   8,700   Cintas Corp.......................................       308,328
  10,520   Jones Apparel Group, Inc.*........................       307,815
   8,700   Liz Claiborne, Inc................................       306,675
   5,820   Nike, Inc. (Class B)..............................       311,312

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   9,000   Reebok International Ltd.*........................  $    302,670
   9,000   VF Corp...........................................       306,450
                                                               ------------
                                                                  1,843,250
                                                               ------------
           APPAREL/FOOTWEAR RETAIL (0.8%)
  16,600   Gap, Inc. (The)...................................       311,416
  19,980   Limited Brands, Inc...............................       309,690
  15,810   Nordstrom, Inc....................................       308,611
  16,400   TJX Companies, Inc. (The).........................       308,976
                                                               ------------
                                                                  1,238,693
                                                               ------------
           AUTO PARTS: O.E.M. (1.0%)
  26,500   Dana Corp.........................................       306,340
  35,730   Delphi Corp.......................................       308,350
   3,930   Eaton Corp........................................       308,937
   3,500   Johnson Controls, Inc.............................       299,600
  45,700   Visteon Corp......................................       313,959
                                                               ------------
                                                                  1,537,186
                                                               ------------
           AUTOMOTIVE AFTERMARKET (0.4%)
  17,520   Cooper Tire & Rubber Co...........................       308,177
  58,950   Goodyear Tire & Rubber Co. (The)..................       309,487
                                                               ------------
                                                                    617,664
                                                               ------------
           BEVERAGES: ALCOHOLIC (0.6%)
   6,030   Anheuser-Busch Companies, Inc.....................       307,831
   3,930   Brown-Forman Corp. (Class B)......................       308,977
   6,330   Coors (Adolph) Co. (Class B)......................       310,043
                                                               ------------
                                                                    926,851
                                                               ------------
           BEVERAGES: NON-ALCOHOLIC (0.6%)
   6,600   Coca-Cola Co. (The)...............................       306,306
  17,000   Coca-Cola Enterprises Inc.........................       308,550
  15,560   Pepsi Bottling Group, Inc. (The)..................       311,511
                                                               ------------
                                                                    926,367
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           BIOTECHNOLOGY (1.0%)
   4,750   Amgen Inc.*.......................................  $    315,590
   8,120   Biogen, Inc.*.....................................       308,560
   7,000   Chiron Corp.*.....................................       306,040
   7,440   Genzyme Corp. (General Division)*.................       310,992
   8,700   MedImmune, Inc.*..................................       316,419
                                                               ------------
                                                                  1,557,601
                                                               ------------
           BROADCASTING (0.4%)
   7,400   Clear Channel Communications, Inc.*...............       313,686
  10,000   Univision Communications, Inc. (Class A)*.........       304,000
                                                               ------------
                                                                    617,686
                                                               ------------
           BUILDING PRODUCTS (0.4%)
   4,200   American Standard Companies, Inc.*................       310,506
  12,910   Masco Corp........................................       307,903
                                                               ------------
                                                                    618,409
                                                               ------------
           CABLE/SATELLITE TV (0.2%)
  10,170   Comcast Corp. (Class A)*..........................       306,931
                                                               ------------
           CASINO/GAMING (0.4%)
   7,670   Harrah's Entertainment, Inc.*.....................       308,641
   3,010   International Game Technology.....................       308,013
                                                               ------------
                                                                    616,654
                                                               ------------
           CHEMICALS: AGRICULTURAL (0.2%)
  14,500   Monsanto Co.......................................       313,780
                                                               ------------
           CHEMICALS: MAJOR DIVERSIFIED (1.2%)
   9,990   Dow Chemical Co. (The)............................       309,290
   7,390   Du Pont (E.I.) de Nemours & Co....................       307,720
   9,800   Eastman Chemical Co...............................       310,366
  12,300   Engelhard Corp....................................       304,671

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  31,120   Hercules Inc.*....................................  $    308,088
  10,040   Rohm & Haas Co....................................       311,541
                                                               ------------
                                                                  1,851,676
                                                               ------------
           CHEMICALS: SPECIALTY (0.8%)
   7,500   Air Products & Chemicals, Inc.....................       312,000
  15,190   Great Lakes Chemical Corp.........................       309,876
   5,200   Praxair, Inc......................................       312,520
   5,670   Sigma-Aldrich Corp................................       307,201
                                                               ------------
                                                                  1,241,597
                                                               ------------
           COMMERCIAL PRINTING/ FORMS (0.4%)
   6,910   Deluxe Corp.......................................       309,568
  11,820   Donnelley (R.R.) & Sons Co........................       308,975
                                                               ------------
                                                                    618,543
                                                               ------------
           COMPUTER COMMUNICATIONS (0.4%)
  48,000   Avaya Inc.*.......................................       310,080
  18,120   Cisco Systems, Inc.*..............................       302,423
                                                               ------------
                                                                    612,503
                                                               ------------
           COMPUTER PERIPHERALS (0.6%)
  29,900   EMC Corp.*........................................       313,053
   4,300   Lexmark International, Inc.*......................       304,311
  19,000   Network Appliance, Inc.*..........................       307,990
                                                               ------------
                                                                    925,354
                                                               ------------
           COMPUTER PROCESSING HARDWARE (1.2%)
  16,200   Apple Computer, Inc.*.............................       309,744
   9,730   Dell Computer Corp.*..............................       310,971
  84,580   Gateway, Inc.*....................................       308,717
  14,900   Hewlett-Packard Co................................       317,370
  12,120   NCR Corp.*........................................       310,514
  65,250   Sun Microsystems, Inc.*...........................       300,150
                                                               ------------
                                                                  1,857,466
                                                               ------------
           CONSTRUCTION MATERIALS (0.2%)
   8,300   Vulcan Materials Co...............................       307,681
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           CONSUMER SUNDRIES (0.2%)
  15,800   American Greetings Corp. (Class A)*...............  $    310,312
                                                               ------------
           CONTAINERS/ PACKAGING (1.0%)
   6,800   Ball Corp.........................................       309,468
   6,600   Bemis Company, Inc................................       308,880
  15,800   Pactiv Corp.*.....................................       311,418
   6,490   Sealed Air Corp.*.................................       309,313
   7,240   Temple-Inland, Inc................................       310,668
                                                               ------------
                                                                  1,549,747
                                                               ------------
           CONTRACT DRILLING (0.8%)
   7,700   Nabors Industries, Ltd. (Bermuda)*................       304,535
   9,000   Noble Corp.*......................................       308,700
  14,000   Rowan Companies, Inc.*............................       313,600
  13,960   Transocean Inc.*..................................       306,701
                                                               ------------
                                                                  1,233,536
                                                               ------------
           DATA PROCESSING SERVICES (1.5%)
   9,000   Automatic Data Processing, Inc....................       304,740
   8,000   Computer Sciences Corp.*..........................       304,960
  20,800   Concord EFS, Inc.*................................       306,176
  19,000   Convergys Corp.*..................................       304,000
   7,300   First Data Corp...................................       302,512
   8,660   Fiserv, Inc.*.....................................       308,383
  10,300   Paychex, Inc......................................       301,893
  11,800   SunGard Data Systems Inc.*........................       305,738
                                                               ------------
                                                                  2,438,402
                                                               ------------
           DEPARTMENT STORES (1.1%)
  22,800   Dillard's, Inc. (Class A).........................       307,116
   8,200   Federated Department Stores, Inc..................       302,170
   5,900   Kohl's Corp.*.....................................       303,142
  13,840   May Department Stores Co.*........................       308,078
  17,800   Penney (J.C.) Co., Inc............................       299,930
   9,210   Sears, Roebuck & Co...............................       309,824
                                                               ------------
                                                                  1,830,260
                                                               ------------

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           DISCOUNT STORES (1.2%)
  20,700   Big Lots, Inc.*...................................  $    311,328
   8,400   Costco Wholesale Corp.*...........................       307,440
  16,600   Dollar General Corp...............................       303,116
   8,000   Family Dollar Stores, Inc.........................       305,200
   8,150   Target Corp.......................................       308,396
   5,720   Wal-Mart Stores, Inc..............................       306,992
                                                               ------------
                                                                  1,842,472
                                                               ------------
           DRUGSTORE CHAINS (0.4%)
  11,300   CVS Corp..........................................       316,739
  10,320   Walgreen Co.......................................       310,632
                                                               ------------
                                                                    627,371
                                                               ------------
           ELECTRIC UTILITIES (5.3%)
  47,450   AES Corp. (The)*..................................       301,307
  36,790   Allegheny Energy, Inc.............................       310,875
   7,000   Ameren Corp.......................................       308,700
  10,400   American Electric Power Co., Inc..................       310,232
  38,050   CenterPoint Energy, Inc...........................       310,107
   8,460   Cinergy Corp......................................       311,243
  39,400   CMS Energy Corp...................................       319,140
   7,300   Consolidated Edison, Inc..........................       315,944
   9,000   Constellation Energy Group, Inc...................       308,700
   4,800   Dominion Resources, Inc...........................       308,496
   7,900   DTE Energy Co.....................................       305,256
  15,520   Duke Energy Corp..................................       309,624
  18,950   Edison International*.............................       311,349
   5,890   Entergy Corp......................................       310,874
   5,190   Exelon Corp.......................................       310,414
   8,200   FirstEnergy Corp..................................       315,290
   4,650   FPL Group, Inc....................................       310,853
  57,000   Mirant Corp.*.....................................       165,300
  14,630   PG&E Corp.*.......................................       309,425
   8,100   Pinnacle West Capital Corp........................       303,345
   7,230   PPL Corp..........................................       310,890
   7,000   Progress Energy, Inc..............................       307,300
   7,500   Public Service Enterprise Group, Inc..............       316,875
   9,980   Southern Co. (The)................................       310,977

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  25,960   TECO Energy, Inc..................................  $    311,260
  13,860   TXU Corp..........................................       311,157
  20,650   Xcel Energy, Inc..................................       310,576
                                                               ------------
                                                                  8,235,509
                                                               ------------
           ELECTRICAL PRODUCTS (1.2%)
  20,000   American Power Conversion Corp.*..................       311,800
   7,500   Cooper Industries Ltd. (Class A) (Bermuda)........       309,750
   5,900   Emerson Electric Co...............................       301,490
  11,500   Molex Inc.........................................       310,385
  43,710   Power-One, Inc.*..................................       312,527
  21,000   Thomas & Betts Corp.*.............................       303,450
                                                               ------------
                                                                  1,849,402
                                                               ------------
           ELECTRONIC COMPONENTS (0.8%)
  13,700   Jabil Circuit, Inc.*..............................       302,770
   6,460   QLogic Corp.*.....................................       312,212
  48,900   Sanmina-SCI Corp.*................................       308,559
  84,580   Solectron Corp.*..................................       316,329
                                                               ------------
                                                                  1,239,870
                                                               ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (2.0%)
  15,760   Agilent Technologies, Inc.*.......................       308,108
  88,170   JDS Uniphase Corp.*...............................       309,477
  22,090   PerkinElmer, Inc..................................       305,063
  12,870   Rockwell Automation, Inc..........................       306,821
  13,010   Scientific-Atlanta, Inc...........................       310,158
  24,000   Symbol Technologies, Inc..........................       312,240
  14,280   Tektronix, Inc.*..................................       308,448
  15,000   Thermo Electron Corp.*............................       315,300
  10,800   Waters Corp.*.....................................       314,604
  29,060   Xerox Corp.*......................................       307,745
                                                               ------------
                                                                  3,097,964
                                                               ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.8%)
  19,370   Applied Materials, Inc.*..........................       307,208
   6,500   KLA-Tencor Corp.*.................................       302,185

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   8,460   Novellus Systems, Inc.*...........................  $    309,814
  18,500   Teradyne, Inc.*...................................       320,235
                                                               ------------
                                                                  1,239,442
                                                               ------------
           ELECTRONICS/APPLIANCE STORES (0.6%)
   7,070   Best Buy Co., Inc.*...............................       310,514
  35,000   Circuit City Stores - Circuit City Group..........       308,000
  11,790   RadioShack Corp...................................       310,195
                                                               ------------
                                                                    928,709
                                                               ------------
           ELECTRONICS/ APPLIANCES (0.6%)
  11,340   Eastman Kodak Co..................................       310,149
  13,000   Maytag Corp.......................................       317,460
   4,890   Whirlpool Corp....................................       311,493
                                                               ------------
                                                                    939,102
                                                               ------------
           ENGINEERING & CONSTRUCTION (0.2%)
   9,150   Fluor Corp. (New).................................       307,806
                                                               ------------
           ENVIRONMENTAL SERVICES (0.4%)
  31,120   Allied Waste Industries, Inc.*....................       312,756
  13,000   Waste Management, Inc.............................       313,170
                                                               ------------
                                                                    625,926
                                                               ------------
           FINANCE/RENTAL/ LEASING (1.6%)
   6,300   Capital One Financial Corp........................       309,834
   4,500   Countrywide Financial Corp........................       313,065
   4,600   Fannie Mae........................................       310,224
   6,000   Freddie Mac.......................................       304,620
  14,760   MBNA Corp.........................................       307,598
  33,470   Providian Financial Corp.*........................       309,932
  12,000   Ryder System, Inc.................................       307,440
   7,830   SLM Corp..........................................       306,701
                                                               ------------
                                                                  2,469,414
                                                               ------------
           FINANCIAL CONGLOMERATES (1.4%)
   7,340   American Express Co...............................       306,885

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   7,200   Citigroup Inc.....................................  $    308,160
   9,030   J.P. Morgan Chase & Co............................       308,645
   9,860   John Hancock Financial Services, Inc..............       302,998
   9,520   Principal Financial Group, Inc....................       307,020
   9,200   Prudential Financial, Inc.........................       309,580
   7,800   State Street Corp.................................       307,320
                                                               ------------
                                                                  2,150,608
                                                               ------------
           FINANCIAL PUBLISHING/ SERVICES (0.6%)
  11,860   Equifax, Inc......................................       308,360
   5,000   McGraw-Hill Companies, Inc. (The).................       310,000
   5,850   Moody's Corp......................................       308,354
                                                               ------------
                                                                    926,714
                                                               ------------
           FOOD DISTRIBUTORS (0.4%)
  14,400   Supervalu, Inc....................................       307,008
  10,330   SYSCO Corp........................................       310,313
                                                               ------------
                                                                    617,321
                                                               ------------
           FOOD RETAIL (0.8%)
  16,100   Albertson's, Inc..................................       309,120
  18,900   Kroger Co.*.......................................       315,252
  15,400   Safeway Inc.*.....................................       315,084
  24,800   Winn-Dixie Stores, Inc............................       305,288
                                                               ------------
                                                                  1,244,744
                                                               ------------
           FOOD: MAJOR DIVERSIFIED (1.2%)
  12,500   Campbell Soup Co..................................       306,250
   6,500   General Mills, Inc................................       308,165
   9,300   Heinz (H.J.) Co...................................       306,714
   9,000   Kellogg Co........................................       309,330
   7,000   PepsiCo, Inc......................................       311,500
  16,560   Sara Lee Corp.....................................       311,494
                                                               ------------
                                                                  1,853,453
                                                               ------------
           FOOD: MEAT/FISH/ DAIRY (0.2%)
  12,800   ConAgra Foods Inc.................................       302,080
                                                               ------------

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           FOOD: SPECIALTY/ CANDY (0.6%)
   4,500   Hershey Foods Corp................................  $    313,470
  11,320   McCormick & Co., Inc. (Non-Voting)................       307,904
   5,600   Wrigley (Wm.) Jr. Co. (Class A)...................       314,888
                                                               ------------
                                                                    936,262
                                                               ------------
           FOREST PRODUCTS (0.4%)
  28,500   Louisiana-Pacific Corp.*..........................       307,515
   5,890   Weyerhaeuser Co...................................       318,060
                                                               ------------
                                                                    625,575
                                                               ------------
           GAS DISTRIBUTORS (1.4%)
  73,410   Dynegy, Inc. (Class A)*...........................       308,322
   8,800   KeySpan Corp......................................       311,960
   5,720   Kinder Morgan, Inc................................       312,598
   8,500   Nicor Inc.........................................       315,435
  16,360   NiSource Inc......................................       310,840
   7,260   Peoples Energy Corp...............................       311,381
  10,900   Sempra Energy.....................................       310,977
                                                               ------------
                                                                  2,181,513
                                                               ------------
           HOME BUILDING (0.6%)
   4,000   Centex Corp.......................................       311,160
   4,990   KB HOME...........................................       309,280
   5,010   Pulte Homes, Inc..................................       308,917
                                                               ------------
                                                                    929,357
                                                               ------------
           HOME FURNISHINGS (0.6%)
  15,060   Leggett & Platt, Inc..............................       308,730
  11,120   Newell Rubbermaid, Inc............................       311,360
  22,200   Tupperware Corp...................................       318,792
                                                               ------------
                                                                    938,882
                                                               ------------
           HOME IMPROVEMENT CHAINS (0.6%)
   9,300   Home Depot, Inc. (The)............................       308,016
   7,000   Lowe's Companies, Inc.............................       300,650
  11,300   Sherwin-Williams Co...............................       303,744
                                                               ------------
                                                                    912,410
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           HOSPITAL/NURSING MANAGEMENT (0.8%)
   9,700   HCA Inc...........................................  $    310,788
  16,500   Health Management Associates, Inc. (Class A)......       304,425
  12,500   Manor Care, Inc.*.................................       312,625
  26,830   Tenet Healthcare Corp.*...........................       312,570
                                                               ------------
                                                                  1,240,408
                                                               ------------
           HOTELS/RESORTS/ CRUISELINES (0.8%)
   9,490   Carnival Corp.....................................       308,520
  24,200   Hilton Hotels Corp................................       309,518
   8,100   Marriott International, Inc. (Class A)............       311,202
  11,000   Starwood Hotels & Resorts Worldwide, Inc..........       314,490
                                                               ------------
                                                                  1,243,730
                                                               ------------
           HOUSEHOLD/PERSONAL CARE (1.6%)
   6,000   Alberto-Culver Co. (Class B)......................       306,600
   4,900   Avon Products, Inc................................       304,780
   7,220   Clorox Co. (The)..................................       307,933
   5,400   Colgate-Palmolive Co..............................       312,930
   9,900   Gillette Co. (The)................................       315,414
   9,730   International Flavors & Fragrances, Inc...........       310,679
   5,920   Kimberly-Clark Corp...............................       308,669
   3,500   Procter & Gamble Co. (The)........................       312,130
                                                               ------------
                                                                  2,479,135
                                                               ------------
           INDUSTRIAL CONGLOMERATES (1.6%)
   2,400   3M Co.............................................       309,552
  10,750   General Electric Co...............................       308,310
  11,500   Honeywell International, Inc......................       308,775
   6,500   Ingersoll Rand Co. (Class A) (Bermuda)............       307,580
   4,700   ITT Industries, Inc...............................       307,662

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   7,890   Textron, Inc......................................  $    307,868
  16,400   Tyco International Ltd. (Bermuda).................       311,272
   4,370   United Technologies Corp..........................       309,527
                                                               ------------
                                                                  2,470,546
                                                               ------------
           INDUSTRIAL MACHINERY (0.4%)
   4,800   Illinois Tool Works Inc...........................       316,080
   7,330   Parker-Hannifin Corp..............................       307,787
                                                               ------------
                                                                    623,867
                                                               ------------
           INDUSTRIAL SPECIALTIES (0.4%)
  12,050   Ecolab Inc........................................       308,480
   6,200   PPG Industries, Inc...............................       314,588
                                                               ------------
                                                                    623,068
                                                               ------------
           INFORMATION TECHNOLOGY SERVICES (1.0%)
  15,090   Citrix Systems, Inc.*.............................       307,232
  14,570   Electronic Data Systems Corp......................       312,527
   3,700   International Business Machines Corp..............       305,250
  17,630   PeopleSoft, Inc.*.................................       310,112
  25,490   Unisys Corp.*.....................................       313,017
                                                               ------------
                                                                  1,548,138
                                                               ------------
           INSURANCE BROKERS/ SERVICES (0.4%)
  12,500   AON Corp..........................................       301,000
   6,060   Marsh & McLennan Companies, Inc...................       309,484
                                                               ------------
                                                                    610,484
                                                               ------------
           INTEGRATED OIL (0.8%)
   6,300   Amerada Hess Corp.................................       309,834
   4,280   ChevronTexaco Corp................................       309,016
   5,660   ConocoPhillips....................................       310,168
   8,570   Exxon Mobil Corp..................................       307,749
                                                               ------------
                                                                  1,236,767
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           INTERNET SOFTWARE/ SERVICES (0.4%)
  32,000   Siebel Systems, Inc.*.............................  $    305,280
   9,580   Yahoo! Inc.*......................................       313,841
                                                               ------------
                                                                    619,121
                                                               ------------
           INVESTMENT BANKS/ BROKERS (1.2%)
   4,300   Bear Stearns Companies, Inc. (The)................       311,406
   3,800   Goldman Sachs Group, Inc. (The)...................       318,250
   4,670   Lehman Brothers Holdings, Inc.....................       310,462
   6,700   Merrill Lynch & Co., Inc..........................       312,756
   7,300   Morgan Stanley (Note 4)...........................       312,075
  30,100   Schwab (Charles) Corp.............................       303,709
                                                               ------------
                                                                  1,868,658
                                                               ------------
           INVESTMENT MANAGERS (1.0%)
  11,000   Federated Investors, Inc. (Class B)...............       301,620
   8,000   Franklin Resources, Inc...........................       312,560
  19,300   Janus Capital Group Inc...........................       316,520
  11,100   Mellon Financial Corp.............................       308,025
   8,200   Price (T.) Rowe Group, Inc........................       309,550
                                                               ------------
                                                                  1,548,275
                                                               ------------
           LIFE/HEALTH INSURANCE (1.2%)
  10,000   AFLAC, Inc........................................       307,500
   7,440   Jefferson-Pilot Corp..............................       308,462
   8,660   Lincoln National Corp.............................       308,556
  11,000   MetLife, Inc......................................       311,520
   8,350   Torchmark Corp....................................       311,038
  23,700   UnumProvident Corp................................       317,817
                                                               ------------
                                                                  1,864,893
                                                               ------------
           MAJOR BANKS (2.7%)
   3,890   Bank of America Corp..............................       307,427
  10,680   Bank of New York Co., Inc. (The)..................       307,050

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   8,280   Bank One Corp.....................................  $    307,850
   8,980   BB&T Corp.........................................       308,014
   6,620   Comerica, Inc.....................................       307,830
  10,300   FleetBoston Financial Corp........................       306,013
  15,500   Huntington Bancshares, Inc........................       302,560
  12,220   KeyCorp...........................................       308,799
   9,400   National City Corp................................       307,474
   6,200   PNC Financial Services Group......................       302,622
  11,370   SouthTrust Corp...................................       309,264
   5,180   SunTrust Banks, Inc...............................       307,381
   7,660   Wachovia Corp.....................................       306,094
   6,000   Wells Fargo & Co..................................       302,400
                                                               ------------
                                                                  4,290,778
                                                               ------------
           MAJOR TELECOMMUNICATIONS (1.2%)
   6,450   ALLTEL Corp.......................................       311,019
  15,800   AT&T Corp.........................................       304,150
  11,560   BellSouth Corp....................................       307,843
  12,400   SBC Communications, Inc...........................       316,820
  21,000   Sprint Corp. (FON Group)..........................       302,400
   8,000   Verizon Communications Inc........................       315,600
                                                               ------------
                                                                  1,857,832
                                                               ------------
           MANAGED HEALTH CARE (1.2%)
   5,130   Aetna Inc.........................................       308,826
   3,980   Anthem, Inc.*.....................................       307,057
   6,500   CIGNA Corp........................................       305,110
  20,570   Humana, Inc.*.....................................       310,607
   6,200   UnitedHealth Group Inc............................       311,550
   3,700   WellPoint Health Networks, Inc.*..................       311,910
                                                               ------------
                                                                  1,855,060
                                                               ------------
           MEDIA CONGLOMERATES (0.6%)
  19,480   AOL Time Warner Inc.*.............................       313,433
  15,400   Disney (Walt) Co. (The)...........................       304,150

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   6,900   Viacom, Inc. (Class B) (Non-Voting)*..............  $    301,254
                                                               ------------
                                                                    918,837
                                                               ------------
           MEDICAL DISTRIBUTORS (0.6%)
   4,500   AmerisourceBergen Corp............................       312,075
   4,810   Cardinal Health, Inc..............................       309,283
   8,600   McKesson Corp.....................................       307,364
                                                               ------------
                                                                    928,722
                                                               ------------
           MEDICAL SPECIALTIES (2.8%)
  16,000   Applera Corp. - Applied Biosystems Group..........       304,480
   4,360   Bard (C.R.), Inc..................................       310,912
   8,260   Bausch & Lomb, Inc................................       309,750
  11,920   Baxter International, Inc.........................       309,920
   7,950   Becton, Dickinson & Co............................       308,858
  10,710   Biomet, Inc.......................................       306,949
   5,100   Boston Scientific Corp.*..........................       311,610
   7,000   Guidant Corp......................................       310,730
   6,460   Medtronic, Inc....................................       309,886
   7,100   Millipore Corp.*..................................       315,027
  14,000   Pall Corp.........................................       315,000
   5,300   St. Jude Medical, Inc.*...........................       304,750
   4,440   Stryker Corp......................................       308,003
   6,890   Zimmer Holdings, Inc.*............................       310,395
                                                               ------------
                                                                  4,336,270
                                                               ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
  12,300   Sabre Holdings Corp...............................       303,195
                                                               ------------
           MISCELLANEOUS MANUFACTURING (0.6%)
  13,630   Crane Co..........................................       308,447
   4,600   Danaher Corp......................................       313,030
  10,200   Dover Corp........................................       305,592
                                                               ------------
                                                                    927,069
                                                               ------------
           MOTOR VEHICLES (0.6%)
  28,090   Ford Motor Co.....................................       308,709

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   8,550   General Motors Corp...............................  $    307,800
   7,600   Harley-Davidson, Inc..............................       302,936
                                                               ------------
                                                                    919,445
                                                               ------------
           MULTI-LINE INSURANCE (0.8%)
   5,500   American International Group, Inc.................       303,490
   6,180   Hartford Financial Services Group, Inc. (The)
            (Note 4).........................................       311,225
   6,530   Loews Corp........................................       308,804
   8,800   Safeco Corp.......................................       310,464
                                                               ------------
                                                                  1,233,983
                                                               ------------
           OFFICE EQUIPMENT/ SUPPLIES (0.4%)
   6,300   Avery Dennison Corp...............................       316,260
   8,060   Pitney Bowes, Inc.................................       309,585
                                                               ------------
                                                                    625,845
                                                               ------------
           OIL & GAS PIPELINES (0.4%)
  38,000   El Paso Corp......................................       307,040
  40,000   Williams Companies, Inc. (The)....................       316,000
                                                               ------------
                                                                    623,040
                                                               ------------
           OIL & GAS PRODUCTION (1.6%)
   6,940   Anadarko Petroleum Corp...........................       308,622
   4,700   Apache Corp.......................................       305,782
   5,730   Burlington Resources Inc..........................       309,821
   5,780   Devon Energy Corp.................................       308,652
   7,390   EOG Resources, Inc................................       309,198
   6,910   Kerr-McGee Corp...................................       309,568
   9,240   Occidental Petroleum Corp.........................       310,002
  11,000   Unocal Corp.......................................       315,590
                                                               ------------
                                                                  2,477,235
                                                               ------------
           OIL REFINING/ MARKETING (0.6%)
  10,090   Ashland, Inc......................................       309,561
  11,800   Marathon Oil Corp.................................       310,930
   8,180   Sunoco, Inc.......................................       308,713
                                                               ------------
                                                                    929,204
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           OILFIELD SERVICES/ EQUIPMENT (1.0%)
   9,100   Baker Hughes Inc..................................  $    305,487
   8,200   BJ Services Co.*..................................       306,352
  13,500   Halliburton Co....................................       310,500
  49,300   McDermott International, Inc.*....................       312,069
   6,400   Schlumberger, Ltd.................................       304,448
                                                               ------------
                                                                  1,538,856
                                                               ------------
           OTHER CONSUMER SERVICES (0.8%)
   4,990   Apollo Group, Inc. (Class A)*.....................       308,182
   7,200   Block (H.&R.), Inc................................       311,400
  16,890   Cendant Corp.*....................................       309,425
   3,010   eBay Inc.*........................................       313,582
                                                               ------------
                                                                  1,242,589
                                                               ------------
           OTHER CONSUMER SPECIALTIES (0.2%)
   5,870   Fortune Brands, Inc...............................       306,414
                                                               ------------
           OTHER METALS/ MINERALS (0.2%)
   8,040   Phelps Dodge Corp.*...............................       308,254
                                                               ------------
           PACKAGED SOFTWARE (2.5%)
   9,620   Adobe Systems Inc.................................       308,513
  19,270   Autodesk, Inc.....................................       311,403
  18,900   BMC Software, Inc.*...............................       308,637
  13,860   Computer Associates International, Inc............       308,801
  55,780   Compuware Corp.*..................................       321,851
   6,800   Intuit Inc.*......................................       302,804
   8,000   Mercury Interactive Corp.*........................       308,880
  12,300   Microsoft Corp....................................       315,003
 100,500   Novell, Inc.*.....................................       309,540
  25,000   Oracle Corp.*.....................................       300,500
  98,900   Parametric Technology Corp.*......................       301,645
   6,990   Symantec Corp.*...................................       306,581
  10,680   Veritas Software Corp.*...........................       306,196
                                                               ------------
                                                                  4,010,354
                                                               ------------

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           PERSONNEL SERVICES (0.4%)
  15,730   Monster Worldwide Inc.*...........................  $    310,353
  16,390   Robert Half International, Inc.*..................       310,427
                                                               ------------
                                                                    620,780
                                                               ------------
           PHARMACEUTICALS: GENERIC DRUGS (0.2%)
   7,700   Watson Pharmaceuticals, Inc.*.....................       310,849
                                                               ------------
           PHARMACEUTICALS: MAJOR (1.6%)
   7,000   Abbott Laboratories...............................       306,320
  11,290   Bristol-Myers Squibb Co...........................       306,524
   6,000   Johnson & Johnson.................................       310,200
   4,490   Lilly (Eli) & Co..................................       309,675
   5,080   Merck & Co., Inc..................................       307,594
   8,960   Pfizer Inc........................................       305,984
  16,000   Schering-Plough Corp..............................       297,600
   7,000   Wyeth.............................................       318,850
                                                               ------------
                                                                  2,462,747
                                                               ------------
           PHARMACEUTICALS: OTHER (0.6%)
   3,970   Allergan, Inc.....................................       306,087
   5,650   Forest Laboratories, Inc.*........................       309,338
  20,690   King Pharmaceuticals, Inc.*.......................       305,384
                                                               ------------
                                                                    920,809
                                                               ------------
           PRECIOUS METALS (0.4%)
  12,730   Freeport-McMoRan Copper & Gold, Inc. (Class B)....       311,885
   9,580   Newmont Mining Corp...............................       310,967
                                                               ------------
                                                                    622,852
                                                               ------------
           PROPERTY - CASUALTY INSURERS (1.6%)
   8,800   ACE Ltd. (Bermuda)................................       301,752
   8,600   Allstate Corp. (The)..............................       306,590
   5,170   Chubb Corp. (The).................................       310,200
   8,300   Cincinnati Financial Corp.........................       307,847
   4,200   Progressive Corp. (The)...........................       307,020

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   8,430   St. Paul Companies, Inc . (The)...................  $    307,779
  19,000   Travelers Property Casualty Corp. (Class B).......       299,630
   3,700   XL Capital Ltd. (Class A) (Cayman Islands)........       307,100
                                                               ------------
                                                                  2,447,918
                                                               ------------
           PUBLISHING: BOOKS/ MAGAZINES (0.2%)
   7,090   Meredith Corp.....................................       311,960
                                                               ------------
           PUBLISHING: NEWSPAPERS (1.0%)
   7,210   Dow Jones & Co., Inc..............................       310,246
   4,000   Gannett Co., Inc..................................       307,240
   4,400   Knight-Ridder, Inc................................       303,292
   6,800   New York Times Co. (The) (Class A)................       309,400
   6,300   Tribune Co........................................       304,290
                                                               ------------
                                                                  1,534,468
                                                               ------------
           PULP & PAPER (0.8%)
  12,880   Boise Cascade Corp................................       307,832
  16,300   Georgia-Pacific Corp..............................       308,885
   8,500   International Paper Co............................       303,705
  12,590   MeadWestvaco Corp.................................       310,973
                                                               ------------
                                                                  1,231,395
                                                               ------------
           RAILROADS (0.8%)
  10,500   Burlington Northern Santa Fe Corp.................       298,620
  10,100   CSX Corp..........................................       303,909
  16,300   Norfolk Southern Corp.............................       312,960
   5,300   Union Pacific Corp................................       307,506
                                                               ------------
                                                                  1,222,995
                                                               ------------
           REAL ESTATE INVESTMENT TRUSTS (1.0%)
   9,000   Apartment Investment & Management Co. (Class A)..        311,400
  11,600   Equity Office Properties Trust....................       313,316
  12,000   Equity Residential................................       311,400

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  11,900   Plum Creek Timber Co., Inc........................  $    308,805
   7,970   Simon Property Group, Inc.........................       311,069
                                                               ------------
                                                                  1,555,990
                                                               ------------
           RECREATIONAL PRODUCTS (0.8%)
  12,370   Brunswick Corp....................................       309,497
   4,170   Electronic Arts Inc.*.............................       308,538
  17,610   Hasbro, Inc.......................................       307,999
  16,620   Mattel, Inc.......................................       314,450
                                                               ------------
                                                                  1,240,484
                                                               ------------
           REGIONAL BANKS (2.3%)
  14,200   AmSouth Bancorporation............................       310,128
   9,922   Charter One Financial, Inc........................       309,368
   5,350   Fifth Third Bancorp...............................       306,769
   7,000   First Tennessee National Corp.....................       307,370
  10,000   Marshall & Ilsley Corp............................       305,800
   9,000   North Fork Bancorporation, Inc....................       306,540
   7,380   Northern Trust Corp...............................       308,410
   9,000   Regions Financial Corp............................       304,020
  14,400   Synovus Financial Corp............................       309,600
  12,500   U.S. Bancorp......................................       306,250
   9,900   Union Planters Corp...............................       307,197
   6,000   Zions Bancorporation..............................       303,660
                                                               ------------
                                                                  3,685,112
                                                               ------------
           RESTAURANTS (1.0%)
  16,500   Darden Restaurants, Inc...........................       313,170
  14,300   McDonald's Corp...................................       315,458
  12,800   Starbucks Corp.*..................................       313,856
  10,700   Wendy's International, Inc........................       309,979
  10,560   Yum! Brands, Inc.*................................       312,154
                                                               ------------
                                                                  1,564,617
                                                               ------------
           SAVINGS BANKS (0.4%)
   3,800   Golden West Financial Corp........................       304,038
   7,500   Washington Mutual, Inc............................       309,750
                                                               ------------
                                                                    613,788
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           SEMICONDUCTORS (2.9%)
  48,480   Advanced Micro Devices, Inc.*.....................  $    310,757
  19,000   Altera Corp.*.....................................       311,600
   9,000   Analog Devices, Inc.*.............................       313,380
  51,440   Applied Micro Circuits Corp.*.....................       311,212
  12,550   Broadcom Corp. (Class A)*.........................       312,621
  14,740   Intel Corp........................................       306,356
   9,500   Linear Technology Corp............................       305,995
  43,000   LSI Logic Corp.*..................................       304,440
   9,070   Maxim Integrated Products, Inc....................       310,103
  26,000   Micron Technology, Inc.*..........................       302,380
  15,650   National Semiconductor Corp.*.....................       308,618
  13,500   NVIDIA Corp.*.....................................       310,635
  26,240   PMC - Sierra, Inc.*...............................       307,795
  17,540   Texas Instruments, Inc............................       308,704
  12,000   Xilinx, Inc.*.....................................       303,720
                                                               ------------
                                                                  4,628,316
                                                               ------------
           SERVICES TO THE HEALTH INDUSTRY (0.6%)
  17,030   IMS Health Inc....................................       306,370
   4,800   Quest Diagnostics Inc.*...........................       306,240
  21,890   Quintiles Transnational Corp.*....................       310,619
                                                               ------------
                                                                    923,229
                                                               ------------
           SPECIALTY INSURANCE (0.6%)
   4,600   Ambac Financial Group, Inc........................       304,750
   6,500   MBIA Inc..........................................       316,875
   6,670   MGIC Investment Corp..............................       311,089
                                                               ------------
                                                                    932,714
                                                               ------------
           SPECIALTY STORES (1.4%)
  19,560   AutoNation, Inc.*.................................       307,483
   4,100   AutoZone, Inc.*...................................       311,477
   7,930   Bed Bath & Beyond Inc.*...........................       307,763
  20,800   Office Depot, Inc.*...............................       301,808
  16,600   Staples, Inc.*....................................       304,610

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

   9,430   Tiffany & Co......................................  $    308,172
  26,000   Toys 'R' Us, Inc.*................................       315,120
                                                               ------------
                                                                  2,156,433
                                                               ------------
           SPECIALTY TELECOMMUNICATIONS (0.6%)
   8,900   CenturyTel, Inc...................................       310,165
  24,000   Citizens Communications Co.*......................       309,360
  62,880   Qwest Communications International, Inc.*.........       300,566
                                                               ------------
                                                                    920,091
                                                               ------------
           STEEL (0.8%)
  47,200   Allegheny Technologies Inc........................       311,520
   6,300   Nucor Corp........................................       307,755
  18,920   United States Steel Corp..........................       309,720
  22,770   Worthington Industries, Inc.......................       305,118
                                                               ------------
                                                                  1,234,113
                                                               ------------
           TELECOMMUNICATION EQUIPMENT (1.8%)
 133,580   ADC Telecommunications, Inc.*.....................       310,974
  32,400   Andrew Corp.*.....................................       298,080
  60,000   CIENA Corp.*......................................       311,400
  21,000   Comverse Technology, Inc.*........................       315,630
  41,890   Corning Inc.*.....................................       309,567
 159,000   Lucent Technologies Inc.*.........................       322,770
  33,000   Motorola, Inc.....................................       311,190
   8,700   QUALCOMM Inc......................................       311,025
  47,100   Tellabs, Inc.*....................................       309,447
                                                               ------------
                                                                  2,800,083
                                                               ------------
           TOBACCO (0.6%)
   6,830   Altria Group, Inc.................................       310,355
   8,310   R. J. Reynolds Tobacco Holdings, Inc..............       309,215
   8,770   UST, Inc..........................................       307,213
                                                               ------------
                                                                    926,783
                                                               ------------
           TOOLS/HARDWARE (0.6%)
   7,110   Black & Decker Corp. (The)........................       308,930

                       SEE NOTES TO FINANCIAL STATEMENTS

Value-Added Market
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  10,720   Snap-On, Inc......................................  $    311,202
  11,280   Stanley Works (The)...............................       311,328
                                                               ------------
                                                                    931,460
                                                               ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (1.0%)
   5,520   Caterpillar, Inc..................................       307,243
   8,670   Cummins Inc.......................................       311,166
   6,600   Deere & Co........................................       301,620
   9,500   Navistar International Corp.*.....................       309,985
   4,600   PACCAR, Inc.......................................       310,776
                                                               ------------
                                                                  1,540,790
                                                               ------------
           WHOLESALE DISTRIBUTORS (0.4%)
   9,650   Genuine Parts Co..................................       308,897
   6,620   Grainger (W.W.), Inc..............................       309,551
                                                               ------------
                                                                    618,448
                                                               ------------
           WIRELESS TELECOMMUNICATIONS (0.6%)
  37,500   AT&T Wireless Services Inc.*......................       307,875
  17,200   Nextel Communications, Inc. (Class A)*............       310,976
  54,500   Sprint Corp. (PCS Group)*.........................       313,375
                                                               ------------
                                                                    932,226
                                                               ------------
           TOTAL COMMON STOCKS
            (COST $133,085,492)..............................   154,388,519
                                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                         VALUE

---------------------------------------------------------------------------

           SHORT-TERM INVESTMENT (0.4%)
           REPURCHASE AGREEMENT
 $   548   Joint repurchase agreement account 1.195% due
            07/01/03 (dated 06/30/03; proceeds $548,018) (a)
            (COST $548,000)..................................  $    548,000
                                                               ------------

  TOTAL INVESTMENTS
   (COST $133,633,492) (b)..........................    99.7%  154,936,519
  OTHER ASSETS IN EXCESS OF LIABILITIES.............     0.3       510,904
                                                      ------  ------------
  NET ASSETS........................................   100.0% $155,447,423
                                                      ======  ============

---------------------------------------------------

 *    NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $36,989,186 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $15,686,159, RESULTING IN NET UNREALIZED APPRECIATION OF $21,303,027.

                       SEE NOTES TO FINANCIAL STATEMENTS

Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                           VALUE

--------------------------------------------------------------------------

           COMMON STOCKS (97.3%)
           APPAREL/FOOTWEAR RETAIL (1.0%)
   7,600   Abercrombie & Fitch Co. (Class A)*................  $   215,916
   3,209   Limited Brands, Inc...............................       49,740
   8,293   TJX Companies, Inc. (The).........................      156,240
                                                               -----------
                                                                   421,896
                                                               -----------
           BEVERAGES: ALCOHOLIC (0.5%)
   4,578   Anheuser-Busch Companies, Inc.....................      233,707
                                                               -----------
           BEVERAGES: NON-ALCOHOLIC (1.7%)
  16,168   Coca-Cola Co. (The)...............................      750,357
                                                               -----------
           BIOTECHNOLOGY (3.3%)
  15,634   Amgen Inc.*.......................................    1,038,723
   4,017   Celgene Corp.*....................................      122,117
   4,909   Gilead Sciences, Inc.*............................      272,842
                                                               -----------
                                                                 1,433,682
                                                               -----------
           BROADCASTING (2.2%)
  16,550   Clear Channel Communications, Inc.*...............      701,554
   8,712   Univision Communications, Inc. (Class A)*.........      264,845
                                                               -----------
                                                                   966,399
                                                               -----------
           CABLE/SATELLITE TV (1.4%)
  12,500   Comcast Corp. (Class A)*..........................      377,250
   6,700   EchoStar Communications Corp. (Class A)*..........      231,954
                                                               -----------
                                                                   609,204
                                                               -----------
           COMPUTER COMMUNICATIONS (3.0%)
  65,109   Cisco Systems, Inc.*..............................    1,086,669
   5,100   Emulex Corp.*.....................................      116,127
   9,100   Juniper Networks, Inc.*...........................      112,567
                                                               -----------
                                                                 1,315,363
                                                               -----------
           COMPUTER PERIPHERALS (0.3%)
  13,047   EMC Corp.*........................................      136,602
                                                               -----------

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           COMPUTER PROCESSING HARDWARE (2.1%)
  20,919   Dell Computer Corp.*..............................  $   668,571
  12,300   Hewlett-Packard Co................................      261,990
                                                               -----------
                                                                   930,561
                                                               -----------
           DATA PROCESSING SERVICES (1.1%)
   5,100   Automatic Data Processing, Inc....................      172,686
   8,020   First Data Corp...................................      332,349
                                                               -----------
                                                                   505,035
                                                               -----------
           DEPARTMENT STORES (0.4%)
   3,600   Kohl's Corp.*.....................................      184,968
                                                               -----------
           DISCOUNT STORES (5.5%)
  11,169   Costco Wholesale Corp.*...........................      408,786
   7,800   Dollar Tree Stores, Inc.*.........................      247,494
   8,700   Target Corp.......................................      329,208
  27,054   Wal-Mart Stores, Inc..............................    1,451,988
                                                               -----------
                                                                 2,437,476
                                                               -----------
           DRUGSTORE CHAINS (0.5%)
   6,634   Walgreen Co.......................................      199,683
                                                               -----------
           ELECTRONIC COMPONENTS (0.3%)
   5,325   Jabil Circuit, Inc.*..............................      117,682
                                                               -----------
           ELECTRONIC PRODUCTION EQUIPMENT (1.1%)
  24,281   Applied Materials, Inc.*..........................      385,097
   3,475   Novellus Systems, Inc.*...........................      127,258
                                                               -----------
                                                                   512,355
                                                               -----------
           FINANCIAL CONGLOMERATES (5.0%)
   9,300   American Express Co...............................      388,833
  37,766   Citigroup Inc.....................................    1,616,385
   5,350   J.P. Morgan Chase & Co............................      182,863
                                                               -----------
                                                                 2,188,081
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           FOOD: MAJOR DIVERSIFIED (1.7%)
   5,225   Kraft Foods Inc. (Class A)........................  $   170,074
  12,796   PepsiCo, Inc......................................      569,422
                                                               -----------
                                                                   739,496
                                                               -----------
           HOME IMPROVEMENT CHAINS (2.3%)
  22,059   Home Depot, Inc. (The)............................      730,594
   6,100   Lowe's Companies, Inc.............................      261,995
                                                               -----------
                                                                   992,589
                                                               -----------
           HOSPITAL/NURSING MANAGEMENT (0.2%)
   4,800   Health Management Associates, Inc. (Class A)......       88,560
                                                               -----------
           HOUSEHOLD/PERSONAL CARE (3.3%)
   5,136   Colgate-Palmolive Co..............................      297,631
   8,200   Gillette Co. (The)................................      261,252
   9,869   Procter & Gamble Co. (The)........................      880,118
                                                               -----------
                                                                 1,439,001
                                                               -----------
           INDUSTRIAL CONGLOMERATES (5.7%)
   6,475   3M Co.............................................      835,146
  58,021   General Electric Co...............................    1,664,042
                                                               -----------
                                                                 2,499,188
                                                               -----------
           INFORMATION TECHNOLOGY SERVICES (1.2%)
   5,250   International Business Machines Corp..............      433,125
   4,200   PeopleSoft, Inc.*.................................       73,878
                                                               -----------
                                                                   507,003
                                                               -----------
           INTEGRATED OIL (2.0%)
  24,125   Exxon Mobil Corp..................................      866,329
                                                               -----------
           INTERNET RETAIL (0.7%)
   8,050   InterActiveCorp.*.................................      318,538
                                                               -----------

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           INTERNET SOFTWARE/ SERVICES (0.5%)
   6,100   Siebel Systems, Inc.*.............................  $    58,194
   5,500   Yahoo! Inc.*......................................      180,180
                                                               -----------
                                                                   238,374
                                                               -----------
           INVESTMENT BANKS/ BROKERS (1.4%)
   4,051   Goldman Sachs Group, Inc. (The)...................      339,271
  25,550   Schwab (Charles) Corp. (The)......................      257,800
                                                               -----------
                                                                   597,071
                                                               -----------
           LIFE/HEALTH INSURANCE (0.7%)
   9,600   AFLAC, Inc........................................      295,200
                                                               -----------
           MAJOR BANKS (2.0%)
  14,525   Bank of New York Co., Inc. (The)..................      417,594
   9,350   Wells Fargo & Co..................................      471,240
                                                               -----------
                                                                   888,834
                                                               -----------
           MAJOR TELECOMMUNICATIONS (1.2%)
  13,609   Verizon Communications Inc........................      536,875
                                                               -----------
           MANAGED HEALTH CARE (1.2%)
  10,700   UnitedHealth Group Inc............................      537,675
                                                               -----------
           MEDIA CONGLOMERATES (1.3%)
  13,150   Viacom, Inc. (Class B) (Non-Voting)*..............      574,129
                                                               -----------
           MEDICAL DISTRIBUTORS (0.6%)
   4,000   AmerisourceBergen Corp............................      277,400
                                                               -----------
           MEDICAL SPECIALTIES (2.4%)
   2,900   Boston Scientific Corp.*..........................      177,190
  13,136   Medtronic, Inc....................................      630,134
   3,925   St. Jude Medical, Inc.*...........................      225,687
                                                               -----------
                                                                 1,033,011
                                                               -----------
           MULTI-LINE INSURANCE (1.9%)
  15,243   American International Group, Inc.................      841,109
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           OILFIELD SERVICES/ EQUIPMENT (1.5%)
   6,622   Baker Hughes Inc..................................  $   222,300
   4,400   BJ Services Co.*..................................      164,384
   6,920   Smith International, Inc.*........................      254,241
                                                               -----------
                                                                   640,925
                                                               -----------
           OTHER CONSUMER SERVICES (1.2%)
   3,200   eBay Inc.*........................................      333,376
   3,962   Weight Watchers International, Inc.*..............      180,231
                                                               -----------
                                                                   513,607
                                                               -----------
           PACKAGED SOFTWARE (9.2%)
   3,800   Adobe Systems Inc.................................      121,866
   1,600   Mercury Interactive Corp.*........................       61,776
 117,480   Microsoft Corp....................................    3,008,663
  45,726   Oracle Corp.*.....................................      549,626
   3,050   Symantec Corp.*...................................      133,773
   5,800   Veritas Software Corp.*...........................      166,286
                                                               -----------
                                                                 4,041,990
                                                               -----------
           PHARMACEUTICALS: MAJOR (13.9%)
  10,671   Abbott Laboratories...............................      466,963
   7,275   Bristol-Myers Squibb Co...........................      197,516
  20,246   Johnson & Johnson.................................    1,046,718
   7,550   Lilly (Eli) & Co..................................      520,723
  11,390   Merck & Co., Inc..................................      689,665
  72,165   Pfizer Inc........................................    2,464,435
  15,221   Wyeth.............................................      693,317
                                                               -----------
                                                                 6,079,337
                                                               -----------
           PHARMACEUTICALS: OTHER (0.4%)
   3,300   Forest Laboratories, Inc.*........................      180,675
                                                               -----------
           PUBLISHING: NEWSPAPERS (0.4%)
   2,475   Gannett Co., Inc..................................      190,105
                                                               -----------

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           REGIONAL BANKS (0.5%)
   3,700   Fifth Third Bancorp...............................  $   212,158
                                                               -----------
           RESTAURANTS (0.9%)
   7,400   McDonald's Corp...................................      163,244
   8,034   Yum! Brands, Inc.*................................      237,485
                                                               -----------
                                                                   400,729
                                                               -----------
           SEMICONDUCTORS (6.1%)
  10,600   Altera Corp.*.....................................      173,840
   8,500   Analog Devices, Inc.*.............................      295,970
   4,000   Broadcom Corp. (Class A)*.........................       99,640
  59,558   Intel Corp........................................    1,237,853
   9,451   Linear Technology Corp............................      304,417
   7,600   Maxim Integrated Products, Inc....................      259,844
  18,166   Texas Instruments, Inc............................      319,722
                                                               -----------
                                                                 2,691,286
                                                               -----------
           SPECIALTY STORES (0.8%)
   6,350   Bed Bath & Beyond Inc.*...........................      246,444
   2,777   Tiffany & Co......................................       90,752
                                                               -----------
                                                                   337,196
                                                               -----------
           TELECOMMUNICATION EQUIPMENT (0.9%)
   8,326   QUALCOMM Inc......................................      297,654
   2,700   UTStarcom, Inc.*..................................       96,039
                                                               -----------
                                                                   393,693
                                                               -----------
           TOBACCO (1.6%)
  15,378   Altria Group, Inc.................................      698,776
                                                               -----------
           WIRELESS TELECOMMUNICATIONS (0.2%)
  13,500   AT&T Wireless Services Inc.*......................      110,835
                                                               -----------
           TOTAL COMMON STOCKS
            (COST $39,805,140)...............................   42,704,745
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                        VALUE

--------------------------------------------------------------------------

           SHORT-TERM INVESTMENT (1.9%)
           REPURCHASE AGREEMENT
 $   826   Joint repurchase agreement account 1.195% due
            07/01/03 (dated 06/30/03; proceeds $826,027) (a)
            (COST $826,000)..................................  $   826,000
                                                               -----------

  TOTAL INVESTMENTS
   (COST $40,631,140) (b)...........................    99.2%  43,530,745
  OTHER ASSETS IN EXCESS OF LIABILITIES.............     0.8      332,131
                                                      ------  -----------
  NET ASSETS........................................   100.0% $43,862,876
                                                      ======  ===========

---------------------------------------------------

 *    NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,606,357 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $706,752, RESULTING IN NET UNREALIZED APPRECIATION OF $2,899,605.

                       SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           COMMON STOCKS (96.2%)
           ADVERTISING/MARKETING SERVICES (0.2%)
  14,800   Getty Images, Inc.*...............................  $    611,240
                                                               ------------
           AIR FREIGHT/COURIERS (1.1%)
  29,400   Expeditors International of Washington, Inc.......     1,018,416
  38,300   FedEx Corp........................................     2,375,749
                                                               ------------
                                                                  3,394,165
                                                               ------------
           AIRLINES (0.3%)
  17,800   JetBlue Airways Corp.*............................       752,762
                                                               ------------
           APPAREL/FOOTWEAR (0.5%)
  29,200   Coach, Inc.*......................................     1,452,408
                                                               ------------
           APPAREL/FOOTWEAR RETAIL (0.6%)
  35,300   Chico's FAS, Inc.*................................       743,065
  41,200   Hot Topic, Inc.*..................................     1,108,692
                                                               ------------
                                                                  1,851,757
                                                               ------------
           AUTO PARTS: O.E.M. (0.5%)
  19,100   Eaton Corp........................................     1,501,451
                                                               ------------
           BEVERAGES: ALCOHOLIC (0.6%)
  34,425   Anheuser-Busch Companies, Inc.....................     1,757,396
                                                               ------------
           BEVERAGES: NON-ALCOHOLIC (1.0%)
  64,000   Coca-Cola Co. (The)...............................     2,970,240
                                                               ------------
           BIOTECHNOLOGY (4.6%)
  50,600   Amgen Inc.*.......................................     3,361,864
  28,000   Amylin Pharmaceuticals, Inc.*.....................       612,920
  16,400   CV Therapeutics, Inc.*............................       486,424
  42,100   Genentech, Inc.*..................................     3,036,252
  17,300   Genzyme Corp. (General Division)*.................       723,140
  43,300   Gilead Sciences, Inc.*............................     2,406,614
  18,300   ICOS Corp.*.......................................       672,525

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  23,600   Neurocrine Biosciences, Inc.*.....................  $  1,178,584
  44,500   NPS Pharmaceuticals, Inc.*........................     1,083,130
                                                               ------------
                                                                 13,561,453
                                                               ------------
           BROADCASTING (0.5%)
  48,200   Univision Communications, Inc. (Class A)*.........     1,465,280
                                                               ------------
           CABLE/SATELLITE TV (0.8%)
  74,400   Comcast Corp. (Class A)*..........................     2,245,392
                                                               ------------
           CASINO/GAMING (1.3%)
  31,000   GTECH Holdings Corp.*.............................     1,167,150
  13,200   International Game Technology*....................     1,350,756
  34,900   MGM Mirage*.......................................     1,192,882
                                                               ------------
                                                                  3,710,788
                                                               ------------
           CHEMICALS: SPECIALTY (0.3%)
  16,100   Praxair, Inc......................................       967,610
                                                               ------------
           COMPUTER COMMUNICATIONS (1.9%)
 342,100   Cisco Systems, Inc.*..............................     5,709,649
                                                               ------------
           COMPUTER PERIPHERALS (2.2%)
 154,600   EMC Corp.*........................................     1,618,662
  20,300   Lexmark International, Inc.*......................     1,436,631
 101,600   Maxtor Corp.*.....................................       763,016
  61,700   Network Appliance, Inc.*..........................     1,000,157
  96,500   Seagate Technology (Cayman Islands)*..............     1,703,225
                                                               ------------
                                                                  6,521,691
                                                               ------------
           COMPUTER PROCESSING HARDWARE (2.5%)
 102,600   Dell Computer Corp.*..............................     3,279,096
 197,500   Hewlett-Packard Co................................     4,206,750
                                                               ------------
                                                                  7,485,846
                                                               ------------
           CONTRACT DRILLING (1.3%)
  36,700   ENSCO International Inc...........................       987,230
  14,500   Nabors Industries, Ltd. (Bermuda)*................       573,475

                       SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  86,000   Pride International, Inc.*........................  $  1,618,520
  30,500   Rowan Companies, Inc.*............................       683,200
                                                               ------------
                                                                  3,862,425
                                                               ------------
           DISCOUNT STORES (2.9%)
  16,300   Costco Wholesale Corp.*...........................       596,580
 146,700   Wal-Mart Stores, Inc.**...........................     7,873,389
                                                               ------------
                                                                  8,469,969
                                                               ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS (0.5%)
  66,700   Rockwell Automation, Inc..........................     1,590,128
                                                               ------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.3%)
  57,300   Applied Materials, Inc.*..........................       908,778
                                                               ------------
           ELECTRONICS/APPLIANCE STORES (0.6%)
  40,500   Best Buy Co., Inc.*...............................     1,778,760
                                                               ------------
           FINANCE/RENTAL/ LEASING (1.6%)
  30,600   Countrywide Financial Corp........................     2,128,842
  57,400   MBNA Corp.........................................     1,196,216
  35,700   SLM Corp..........................................     1,398,369
                                                               ------------
                                                                  4,723,427
                                                               ------------
           FINANCIAL CONGLOMERATES (5.7%)
  45,300   American Express Co...............................     1,893,993
 204,800   Citigroup, Inc....................................     8,765,440
  87,100   J.P. Morgan Chase & Co............................     2,977,078
  18,600   State Street Corp.................................       732,840
  29,100   UBS AG (Switzerland)..............................     1,612,140
  16,000   UBS AG (Registered Shares) (Switzerland)..........       891,650
                                                               ------------
                                                                 16,873,141
                                                               ------------
           FOOD: MEAT/FISH/ DAIRY (0.6%)
  58,350   Dean Foods Co.*...................................     1,838,025
                                                               ------------

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           HOME IMPROVEMENT CHAINS (1.2%)
  75,500   Home Depot, Inc. (The)............................  $  2,500,560
  27,700   Lowe's Companies, Inc.............................     1,189,715
                                                               ------------
                                                                  3,690,275
                                                               ------------
           HOTELS/RESORTS/ CRUISELINES (0.4%)
  44,300   Hilton Hotels Corp................................       566,597
  20,500   Starwood Hotels & Resorts Worldwide, Inc..........       586,095
                                                               ------------
                                                                  1,152,692
                                                               ------------
           HOUSEHOLD/PERSONAL CARE (2.3%)
  38,100   Avon Products, Inc................................     2,369,820
  50,800   Procter & Gamble Co. (The)........................     4,530,344
                                                               ------------
                                                                  6,900,164
                                                               ------------
           INDUSTRIAL CONGLOMERATES (2.5%)
 218,700   General Electric Co...............................     6,272,316
  16,900   United Technologies Corp..........................     1,197,027
                                                               ------------
                                                                  7,469,343
                                                               ------------
           INDUSTRIAL SPECIALTIES (0.6%)
  73,400   Ecolab Inc........................................     1,879,040
                                                               ------------
           INFORMATION TECHNOLOGY SERVICES (1.9%)
  56,800   Citrix Systems, Inc.*.............................     1,156,448
  28,200   Documentum, Inc.*.................................       554,694
  36,900   International Business Machines Corp..............     3,044,250
  70,400   RSA Security, Inc.*...............................       756,800
                                                               ------------
                                                                  5,512,192
                                                               ------------
           INTEGRATED OIL (0.3%)
  18,100   Murphy Oil Corp...................................       952,060
                                                               ------------
           INTERNET RETAIL (1.3%)
  97,700   InterActiveCorp.*.................................     3,865,989
                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           INTERNET SOFTWARE/ SERVICES (1.8%)
  40,600   Business Objects S.A. (ADR) (France)*.............  $    891,170
 138,400   Yahoo! Inc.*......................................     4,533,984
                                                               ------------
                                                                  5,425,154
                                                               ------------
           INVESTMENT BANKS/ BROKERS (2.4%)
  27,600   Bear Stearns Companies, Inc. (The)................     1,998,792
  17,100   Goldman Sachs Group, Inc. (The)...................     1,432,125
  15,500   Legg Mason, Inc...................................     1,006,725
  40,000   Lehman Brothers Holdings, Inc.....................     2,659,200
                                                               ------------
                                                                  7,096,842
                                                               ------------
           MAJOR BANKS (3.3%)
  77,800   Bank of America Corp..............................     6,148,534
  23,700   FleetBoston Financial Corp........................       704,127
  56,800   Wells Fargo & Co..................................     2,862,720
                                                               ------------
                                                                  9,715,381
                                                               ------------
           MAJOR TELECOMMUNICATIONS (1.7%)
  54,500   BellSouth Corp....................................     1,451,335
  30,198   France Telecom S.A. (France)*.....................       741,913
 104,394   Telefonica S.A. (Spain)*..........................     1,213,948
  44,200   Verizon Communications Inc........................     1,743,690
                                                               ------------
                                                                  5,150,886
                                                               ------------
           MANAGED HEALTH CARE (3.8%)
  71,400   Aetna Inc.........................................     4,298,280
  20,800   Anthem, Inc.*.....................................     1,604,720
  75,400   UnitedHealth Group Inc............................     3,788,850
  17,000   WellPoint Health Networks, Inc.*..................     1,433,100
                                                               ------------
                                                                 11,124,950
                                                               ------------

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

           MEDIA CONGLOMERATES (1.5%)
  79,300   News Corporation Ltd. (The) (ADR) (Australia).....  $  2,400,411
  46,600   Viacom, Inc. (Class B) (Non-Voting)*..............     2,034,556
                                                               ------------
                                                                  4,434,967
                                                               ------------
           MEDICAL SPECIALTIES (3.6%)
  20,600   Boston Scientific Corp.*..........................     1,258,660
  51,800   Guidant Corp......................................     2,299,402
  65,500   Medtronic, Inc....................................     3,142,035
  31,800   St. Jude Medical, Inc.*...........................     1,828,500
  36,000   Varian Medical Systems, Inc.*.....................     2,072,520
                                                               ------------
                                                                 10,601,117
                                                               ------------
           METAL FABRICATIONS (0.5%)
  61,800   Chicago Bridge & Iron Company N.V.
            (Netherlands)....................................     1,401,624
                                                               ------------
           MISCELLANEOUS COMMERCIAL SERVICES (0.2%)
  10,500   Fair, Isaac, Inc..................................       540,225
                                                               ------------
           MOVIES/ ENTERTAINMENT (0.5%)
  33,400   Fox Entertainment Group, Inc. (Class A)*..........       961,252
  10,100   Pixar, Inc.*......................................       614,484
                                                               ------------
                                                                  1,575,736
                                                               ------------
           OIL & GAS PRODUCTION (1.8%)
  24,185   Apache Corp.......................................     1,573,476
  23,400   Burlington Resources Inc..........................     1,265,238
  23,300   Devon Energy Corp.................................     1,244,220
  26,400   Pogo Producing Co.................................     1,128,600
                                                               ------------
                                                                  5,211,534
                                                               ------------
           OILFIELD SERVICES/ EQUIPMENT (1.3%)
  17,100   BJ Services Co.*..................................       638,856
  11,200   Cooper Cameron Corp.*.............................       564,256
  37,400   Halliburton Co....................................       860,200

                       SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  12,800   Schlumberger Ltd..................................  $    608,896
  33,300   Smith International, Inc.*........................     1,223,442
                                                               ------------
                                                                  3,895,650
                                                               ------------
           OTHER CONSUMER SERVICES (2.1%)
  24,350   Apollo Group, Inc. (Class A)*.....................     1,503,856
  15,700   Corinthian Colleges, Inc.*........................       762,549
  37,200   eBay Inc.*........................................     3,875,496
                                                               ------------
                                                                  6,141,901
                                                               ------------
           OTHER METALS/ MINERALS (0.4%)
  29,600   Inco Ltd. (Canada)*...............................       625,744
  34,891   Rio Tinto PLC (United Kingdom)....................       658,448
                                                               ------------
                                                                  1,284,192
                                                               ------------
           PACKAGED SOFTWARE (6.1%)
  26,000   Cognos, Inc. (Canada)*............................       702,000
  18,600   Hyperion Solutions Corp.*.........................       627,936
  79,900   Mercury Interactive Corp.*........................     3,084,939
 239,800   Microsoft Corp....................................     6,141,278
  78,400   NetIQ Corp.*......................................     1,212,064
 136,600   Oracle Corp.*.....................................     1,641,932
  79,500   Red Hat, Inc.*....................................       601,815
   5,550   SAP AG (Germany)..................................       655,597
  27,600   Symantec Corp.*...................................     1,210,536
  76,500   Veritas Software Corp.*...........................     2,193,255
                                                               ------------
                                                                 18,071,352
                                                               ------------
           PHARMACEUTICALS: MAJOR (4.2%)
  31,800   Bristol-Myers Squibb Co...........................       863,370
  38,300   Lilly (Eli) & Co..................................     2,641,551
 215,200   Pfizer Inc........................................     7,349,080
  33,200   Wyeth.............................................     1,512,260
                                                               ------------
                                                                 12,366,261
                                                               ------------
           PHARMACEUTICALS: OTHER (1.2%)
  21,900   Forest Laboratories, Inc.*........................     1,199,025

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  40,700   Teva Pharmaceutical Industries Ltd. (ADR)
            (Israel).........................................  $  2,317,051
                                                               ------------
                                                                  3,516,076
                                                               ------------
           PRECIOUS METALS (3.1%)
  57,400   Freeport-McMoRan Copper & Gold, Inc. (Class B)....     1,406,300
  88,000   Glamis Gold Ltd. (Canada)*........................     1,009,360
  54,600   Goldcorp Inc. (Canada)............................       655,200
 188,900   Newmont Mining Corp. Hldg Co......................     6,131,694
                                                               ------------
                                                                  9,202,554
                                                               ------------
           PROPERTY - CASUALTY INSURERS (1.4%)
  14,000   Everest Re Group, Ltd. (Bermuda)..................     1,071,000
  19,700   RenaissanceRe Holdings Ltd. (Bermuda).............       896,744
  25,900   XL Capital Ltd. (Class A) (Cayman Islands)........     2,149,700
                                                               ------------
                                                                  4,117,444
                                                               ------------
           RECREATIONAL PRODUCTS (0.3%)
  11,900   Electronic Arts Inc.*.............................       880,481
                                                               ------------
           RESTAURANTS (1.0%)
  37,800   Applebee's International, Inc.....................     1,188,054
  28,500   Brinker International, Inc.*......................     1,026,570
  23,200   Outback Steakhouse, Inc...........................       904,800
                                                               ------------
                                                                  3,119,424
                                                               ------------
           SEMICONDUCTORS (4.9%)
  48,200   Broadcom Corp. (Class A)*.........................     1,200,662
  42,000   Fairchild Semiconductor Corp. (Class A)*..........       537,180
 160,400   GlobespanVirata, Inc.*............................     1,323,300
  42,200   Integrated Circuit Systems, Inc.*.................     1,326,346
 201,500   Intel Corp........................................     4,187,976
  55,300   Intersil Corp. (Class A)*.........................     1,471,533
  27,600   Linear Technology Corp............................       888,996

                       SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                           VALUE

---------------------------------------------------------------------------

  57,100   Marvell Technology Group Ltd. (Bermuda)*..........  $  1,962,527
  21,200   Maxim Integrated Products, Inc....................       724,828
  22,600   Micron Technology, Inc.*..........................       262,838
  32,400   Texas Instruments, Inc............................       570,240
                                                               ------------
                                                                 14,456,426
                                                               ------------
           SPECIALTY STORES (0.6%)
  66,950   Staples, Inc.*....................................     1,228,532
  16,600   Tiffany & Co......................................       542,488
                                                               ------------
                                                                  1,771,020
                                                               ------------
           TELECOMMUNICATION EQUIPMENT (1.1%)
  22,800   ADTRAN, Inc.*.....................................     1,169,412
  85,311   Alcatel S.A. (France).............................       770,279
  38,400   UTStarcom, Inc.*..................................     1,365,888
                                                               ------------
                                                                  3,305,579
                                                               ------------
           TOBACCO (1.7%)
  91,000   Altria Group, Inc.................................     4,135,040
  29,200   Loews Corp. - Carolina Group......................       788,400
                                                               ------------
                                                                  4,923,440
                                                               ------------
           TRUCKING (0.2%)
   9,100   Landstar System, Inc.*............................       571,935
                                                               ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY (0.6%)
  27,500   PACCAR, Inc.......................................     1,857,900
                                                               ------------
           WIRELESS TELECOMMUNICATIONS (2.0%)
 194,900   AT&T Wireless Services Inc.*......................     1,600,129
  52,200   Nextel Communications, Inc. (Class A)*............       943,776
 172,600   Vodafone Group PLC (ADR) (United Kingdom).........     3,391,590
                                                               ------------
                                                                  5,935,495
                                                               ------------
           TOTAL COMMON STOCKS
            (COST $264,905,195)..............................   285,121,082
                                                               ------------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                         VALUE

---------------------------------------------------------------------------

           SHORT-TERM INVESTMENT (5.2%)
           REPURCHASE AGREEMENT
$ 15,565   Joint repurchase agreement account 1.195% due
            07/01/03 (dated 06/30/03; proceeds $15,565,517)
            (a)
            (COST $15,565,000)...............................  $ 15,565,000
                                                               ------------

  TOTAL INVESTMENTS
   (COST $280,470,195) (b) (c)......................   101.4%  300,686,082
  LIABILITIES IN EXCESS OF OTHER ASSETS.............    (1.4)   (4,278,989)
                                                      ------  ------------
  NET ASSETS........................................   100.0% $296,407,093
                                                      ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 ** A PORTION OF THIS SECURITY HAS BEEN PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $14,802,608 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $23,544,819 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $3,328,932, RESULTING IN NET UNREALIZED APPRECIATION OF $20,215,887.

                       SEE NOTES TO FINANCIAL STATEMENTS

American Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

FUTURES CONTRACTS OPEN AT JUNE 30, 2003:
NUMBER OF                        DESCRIPTION, DELIVERY            UNDERLYING FACE    UNREALIZED
CONTRACTS   LONG/SHORT              MONTH, AND YEAR               AMOUNT AT VALUE   APPRECIATION

--------------------------------------------------------------------------------------------------

    37        Short     Nasdaq-100 Index, September/2003            $ 4,456,650       $ 49,583
   455        Short     Nasdaq-100 E-Mini, September/2003            10,960,950        208,966
   115        Short     S&P 500 Index E-Mini, September/2003          5,596,475        145,489
                                                                                      --------
      Total unrealized appreciation..............................................     $404,038
                                                                                      ========

  FORWARD FOREIGN CURRENCY CONTRACT OPEN AT JUNE 30, 2003:
     CONTRACT          IN EXCHANGE         DELIVERY      UNREALIZED
    TO DELIVER             FOR               DATE       DEPRECIATION

  --------------------------------------------------------------------

     $894,742      CHF        1,209,691    07/02/03         $(66)

 CURRENCY ABBREVIATION:
 CHF  SWISS FRANC.

                       SEE NOTES TO FINANCIAL STATEMENTS

Capital Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                           VALUE

--------------------------------------------------------------------------

           COMMON STOCKS (98.3%)
           AEROSPACE & DEFENSE (0.7%)
   4,250   Lockheed Martin Corp..............................  $   202,173
                                                               -----------
           AIR FREIGHT/COURIERS (0.5%)
   4,500   C.H. Robinson Worldwide, Inc......................      160,020
                                                               -----------
           AIRLINES (1.2%)
   8,875   JetBlue Airways Corp.*............................      375,324
                                                               -----------
           APPAREL/FOOTWEAR (1.2%)
   7,650   Coach, Inc.*......................................      380,511
                                                               -----------
           APPAREL/FOOTWEAR RETAIL (3.1%)
  20,125   Abercrombie & Fitch Co. (Class A)*................      571,751
  17,850   Chico's FAS, Inc.*................................      375,743
                                                               -----------
                                                                   947,494
                                                               -----------
           BIOTECHNOLOGY (7.9%)
   7,050   Amgen Inc.*.......................................      468,402
   7,500   Amylin Pharmaceuticals, Inc.*.....................      164,175
   8,200   Celgene Corp.*....................................      249,280
   6,800   Genzyme Corp. (General Division)*.................      284,240
   3,500   Gilead Sciences, Inc.*............................      194,530
   3,700   ICOS Corp.*.......................................      135,975
   4,150   IDEC Pharmaceuticals Corp.*.......................      141,100
  20,825   NPS Pharmaceuticals, Inc.*........................      506,880
  16,300   Telik, Inc.*......................................      261,941
                                                               -----------
                                                                 2,406,523
                                                               -----------
           BROADCASTING (4.5%)
  25,275   Radio One, Inc. (Class D)*........................      449,137
  21,350   Univision Communications Inc. (Class A)*..........      649,040
   8,375   Westwood One, Inc.*...............................      284,164
                                                               -----------
                                                                 1,382,341
                                                               -----------
           CABLE/SATELLITE TV (1.1%)
   9,350   EchoStar Communications Corp. (Class A)*..........      323,697
                                                               -----------
           CASINO/GAMING (5.1%)
  19,910   GTECH Holdings Corp...............................      749,611

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

   4,800   International Game Technology.....................  $   491,184
   4,500   MGM Mirage*.......................................      153,810
   6,600   Station Casinos, Inc.*............................      166,650
                                                               -----------
                                                                 1,561,255
                                                               -----------
           COMPUTER COMMUNICATIONS (1.0%)
  12,900   Emulex Corp.*.....................................      293,733
                                                               -----------
           COMPUTER PERIPHERALS (1.2%)
   8,250   Network Appliance, Inc.*..........................      133,732
  12,900   Seagate Technology (ADR) (Cayman Islands)*........      227,685
                                                               -----------
                                                                   361,417
                                                               -----------
           CONTAINERS/PACKAGING (1.2%)
   8,025   Sealed Air Corp.*.................................      382,471
                                                               -----------
           DATA PROCESSING SERVICES (0.8%)
   6,875   Global Payments Inc...............................      244,062
                                                               -----------
           DISCOUNT STORES (2.8%)
  18,600   Dollar General Corp...............................      339,636
  16,800   Dollar Tree Stores, Inc.*.........................      533,064
                                                               -----------
                                                                   872,700
                                                               -----------
           ELECTRONIC COMPONENTS (1.5%)
   6,300   QLogic Corp.*.....................................      304,479
   4,000   SanDisk Corp.*....................................      161,400
                                                               -----------
                                                                   465,879
                                                               -----------
           ELECTRONIC PRODUCTION EQUIPMENT (1.9%)
   4,100   Amkor Technology, Inc.*...........................       53,874
   7,700   Novellus Systems, Inc.*...........................      281,982
   4,200   Synopsys, Inc.*...................................      259,770
                                                               -----------
                                                                   595,626
                                                               -----------
           ELECTRONICS/ APPLIANCES (1.0%)
   4,000   Harman International Industries, Inc..............      316,560
                                                               -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Capital Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           FINANCE/RENTAL/ LEASING (1.2%)
   8,075   Doral Financial Corp..............................  $   360,549
                                                               -----------
           FINANCIAL CONGLOMERATES (1.5%)
   6,200   Brascan Corp. (Class A) (Canada)..................      152,272
   7,100   Citigroup Inc.....................................      303,880
                                                               -----------
                                                                   456,152
                                                               -----------
           FINANCIAL PUBLISHING/ SERVICES (2.0%)
  14,350   Interactive Data Corp.*...........................      242,515
   7,225   Moody's Corp......................................      380,830
                                                               -----------
                                                                   623,345
                                                               -----------
           FOOD: MEAT/FISH/DAIRY (0.5%)
   4,950   Dean Foods Co.*...................................      155,925
                                                               -----------
           GAS DISTRIBUTORS (0.2%)
   2,200   UGI Corp..........................................       69,740
                                                               -----------
           HOME BUILDING (1.5%)
   2,000   Lennar Corp. (Class A)............................      143,000
     750   NVR, Inc.*........................................      308,250
                                                               -----------
                                                                   451,250
                                                               -----------
           HOME FURNISHINGS (0.5%)
   2,700   Mohawk Industries, Inc.*..........................      149,931
                                                               -----------
           HOTELS/RESORTS/ CRUISELINES (1.6%)
  21,400   Royal Caribbean Cruises Ltd. (Liberia)............      495,624
                                                               -----------
           INDUSTRIAL SPECIALTIES (0.4%)
   5,200   Ecolab Inc........................................      133,120
                                                               -----------
           INFORMATION TECHNOLOGY SERVICES (0.4%)
   6,500   PeopleSoft, Inc.*.................................      114,335
                                                               -----------

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

           INSURANCE BROKERS/ SERVICES (1.5%)
   4,550   ChoicePoint Inc.*.................................  $   157,066
   8,625   Hilb, Rogal & Hamilton Co.........................      293,595
                                                               -----------
                                                                   450,661
                                                               -----------
           INTERNET RETAIL (0.8%)
   5,925   InterActiveCorp.*.................................      234,452
                                                               -----------
           INTERNET SOFTWARE/ SERVICES (1.1%)
  16,775   BEA Systems, Inc.*................................      182,177
  16,625   Siebel Systems, Inc.*.............................      158,602
                                                               -----------
                                                                   340,779
                                                               -----------
           INVESTMENT MANAGERS (1.1%)
   5,675   Affiliated Managers Group, Inc.*..................      345,891
                                                               -----------
           MANAGED HEALTH CARE (1.5%)
   4,900   Anthem, Inc.*.....................................      378,035
   1,600   Mid Atlantic Medical Services, Inc.*..............       83,680
                                                               -----------
                                                                   461,715
                                                               -----------
           MEDICAL DISTRIBUTORS (0.5%)
  12,815   Neoforma, Inc.*...................................      139,940
                                                               -----------
           MEDICAL SPECIALTIES (2.6%)
   1,300   Bio-Rad Laboratories, Inc. (Class A)*.............       71,955
  12,675   Varian Medical Systems, Inc.*.....................      729,700
                                                               -----------
                                                                   801,655
                                                               -----------
           MISCELLANEOUS COMMERCIAL SERVICES (3.4%)
  17,725   Corporate Executive Board Co. (The)*..............      718,394
   8,425   Iron Mountain Inc.*...............................      312,483
                                                               -----------
                                                                 1,030,877
                                                               -----------
           MOVIES/ENTERTAINMENT (0.9%)
   4,700   Pixar, Inc.*......................................      285,948
                                                               -----------
           OIL & GAS PRODUCTION (2.3%)
   4,400   Burlington Resources Inc..........................      237,908

                       SEE NOTES TO FINANCIAL STATEMENTS

Capital Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

  18,075   Pioneer Natural Resources Co.*....................  $   471,757
                                                               -----------
                                                                   709,665
                                                               -----------
           OILFIELD SERVICES/ EQUIPMENT (0.9%)
   7,625   BJ Services Co.*..................................      284,870
                                                               -----------
           OTHER CONSUMER SERVICES (2.5%)
  12,400   DeVry, Inc.*......................................      288,796
   1,575   eBay Inc.*........................................      164,083
   6,765   Weight Watchers International, Inc.*..............      307,740
                                                               -----------
                                                                   760,619
                                                               -----------
           PACKAGED SOFTWARE (5.5%)
   7,950   Adobe Systems Inc.................................      254,956
   7,775   Mercury Interactive Corp.*........................      300,193
  19,225   Network Associates, Inc.*.........................      243,773
   8,125   Symantec Corp.*...................................      356,363
  18,475   VERITAS Software Corp.*...........................      529,678
                                                               -----------
                                                                 1,684,963
                                                               -----------
           PERSONNEL SERVICES (0.4%)
   5,900   Monster Worldwide Inc.*...........................      116,407
                                                               -----------
           PROPERTY - CASUALTY INSURERS (2.0%)
   1,550   White Mountains Insurance Group, Ltd..............      612,250
                                                               -----------
           PUBLISHING: NEWSPAPERS (3.3%)
   6,850   Media General, Inc. (Class A).....................      391,820
  12,325   Pulitzer, Inc.....................................      609,102
                                                               -----------
                                                                 1,000,922
                                                               -----------
           RECREATIONAL PRODUCTS (1.0%)
   4,100   Electronic Arts Inc.*.............................      303,359
                                                               -----------
           RESTAURANTS (3.4%)
   6,300   Krispy Kreme Doughnuts, Inc.*.....................      259,434
   4,200   Outback Steakhouse, Inc...........................      163,800

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

   6,000   P.F. Chang's China Bistro, Inc.*..................  $   295,260
  12,525   Sonic Corp.*......................................      318,511
                                                               -----------
                                                                 1,037,005
                                                               -----------
           SEMICONDUCTORS (9.0%)
  40,700   Agere Systems Inc. (Class A)*.....................       94,831
  17,300   Altera Corp.*.....................................      283,720
  11,600   Broadcom Corp. (Class A)*.........................      288,956
   7,400   Integrated Circuit Systems, Inc.*.................      232,582
  19,650   Intel Corp........................................      408,406
  19,000   Intersil Corp. (Class A)*.........................      505,590
   6,150   Linear Technology Corp............................      198,092
   8,800   Marvell Technology Group Ltd. (Bermuda)*..........      302,456
   4,350   Maxim Integrated Products, Inc....................      148,726
   7,500   Texas Instruments Inc.............................      132,000
   5,800   Xilinx, Inc.*.....................................      146,798
                                                               -----------
                                                                 2,742,157
                                                               -----------
           SERVICES TO THE HEALTH INDUSTRY (2.1%)
   1,000   Laboratory Corp. of America Holdings*.............       30,150
  16,750   Specialty Laboratories, Inc.*.....................      171,688
  11,775   Stericycle, Inc.*.................................      453,102
                                                               -----------
                                                                   654,940
                                                               -----------
           SPECIALTY STORES (1.6%)
   2,100   AutoZone, Inc.*...................................      159,537
   5,500   CarMax Inc.*......................................      165,825
   4,700   Tiffany & Co......................................      153,596
                                                               -----------
                                                                   478,958
                                                               -----------
           SPECIALTY TELECOMMUNICATIONS (2.6%)
  23,900   American Tower Corp. (Class A)*...................      211,515
   4,175   Commonwealth Telephone Enterprises, Inc.*.........      183,575

                       SEE NOTES TO FINANCIAL STATEMENTS

Capital Opportunities
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                          VALUE

--------------------------------------------------------------------------

  29,800   Crown Castle International Corp.*.................  $   231,546
   9,825   IDT Corp. (Class B)*..............................      172,920
                                                               -----------
                                                                   799,556
                                                               -----------
           TELECOMMUNICATION EQUIPMENT (1.2%)
  10,300   UTStarcom, Inc.*..................................      366,371
                                                               -----------
           WIRELESS TELECOMMUNICATIONS (0.6%)
  10,000   Nextel Communications, Inc. (Class A)*............      180,800
                                                               -----------
           TOTAL COMMON STOCKS
            (COST $26,636,059)...............................   30,106,517
                                                               -----------

PRINCIPAL
AMOUNT IN
THOUSANDS                                                        VALUE

--------------------------------------------------------------------------

           SHORT-TERM INVESTMENT (2.3%)
           REPURCHASE AGREEMENT
 $   714   Joint repurchase agreement
           account 1.195% due
           07/01/03 (dated 06/30/03;
           proceeds $714,024) (a)
           (COST $714,000)...................................  $   714,000
                                                               -----------

  TOTAL INVESTMENTS
   (COST $27,350,059) (b)...........................   100.6%  30,820,517
  LIABILITIES IN EXCESS OF OTHER ASSETS.............    (0.6)    (190,327)
                                                      ------  -----------
  NET ASSETS........................................   100.0% $30,630,190
                                                      ======  ===========

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $4,213,729 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $743,271, RESULTING IN NET UNREALIZED APPRECIATION OF $3,470,458.

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                 VALUE

----------------------------------------------------------------

           COMMON STOCKS (97.3%)
           AUSTRALIA (0.7%)
           MAJOR BANKS
  50,000   Westpac Banking Corp....................  $   547,137
                                                     -----------
           BELGIUM (0.4%)
           FINANCIAL CONGLOMERATES
  20,000   Fortis..................................      347,820
                                                     -----------
           CHINA (0.8%)
           ELECTRIC UTILITIES
 600,000   Huaneng Power International, Inc.
            (Class H)..............................      684,747
                                                     -----------
           FINLAND (1.4%)
           INDUSTRIAL MACHINERY
  20,000   Metso Oyj...............................      178,281
                                                     -----------
           PULP & PAPER
  45,000   Stora Enso Oyj (Registered Shares)......      503,615
                                                     -----------
           TELECOMMUNICATION EQUIPMENT
  30,100   Nokia Corp. (Class A) (ADR).............      494,543
                                                     -----------
           TOTAL FINLAND...........................    1,176,439
                                                     -----------
           FRANCE (5.4%)
           ADVERTISING/MARKETING SERVICES
  15,000   Publicis Groupe.........................      403,203
                                                     -----------
           AEROSPACE & DEFENSE
  13,400   Thales S.A..............................      398,418
                                                     -----------
           AUTOMOTIVE AFTERMARKET
   7,000   Compagnie Generale des Etablissements
            Michelin (B Shares)....................      273,748
                                                     -----------
           ELECTRIC UTILITIES
  15,000   Suez S.A................................      239,127
                                                     -----------
           ENGINEERING & CONSTRUCTION
   6,000   Vinci S.A...............................      405,445
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MAJOR BANKS
  10,200   BNP Paribas S.A.........................  $   519,143
                                                     -----------
           MAJOR TELECOMMUNICATIONS
  15,000   France Telecom S.A.*....................      368,524
                                                     -----------
           MEDIA CONGLOMERATES
  10,000   Vivendi Universal S.A.*.................      182,307
                                                     -----------
           OIL REFINING/MARKETING
   5,022   Total S.A...............................      760,162
                                                     -----------
           PHARMACEUTICALS: MAJOR
   5,000   Aventis S.A.............................      275,530
                                                     -----------
           SEMICONDUCTORS
  25,900   STMicroelectronics NV...................      543,969
                                                     -----------
           TOTAL FRANCE............................    4,369,576
                                                     -----------
           GERMANY (2.6%)
           ELECTRIC UTILITIES
  10,000   E. ON AG................................      514,945
                                                     -----------
           INDUSTRIAL SPECIALTIES
  10,000   SGL Carbon AG*..........................      150,676
                                                     -----------
           MAJOR BANKS
   8,000   Deutsche Bank AG (Registered Shares)....      519,706
                                                     -----------
           MAJOR TELECOMMUNICATIONS
  10,000   Deutsche Telekom AG (Registered
            Shares)*...............................      152,862
                                                     -----------
           MOTOR VEHICLES
  10,000   Bayerische Motoren Werke (BMW) AG.......      385,317
                                                     -----------
           PACKAGED SOFTWARE
   1,500   SAP AG..................................      177,188
                                                     -----------
           SEMICONDUCTORS
  25,000   Infineon Technologies AG*...............      242,117
                                                     -----------
           TOTAL GERMANY...........................    2,142,811
                                                     -----------
           HONG KONG (0.6%)
           ELECTRIC UTILITIES
 104,400   CLP Holdings Ltd........................      456,503
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           IRELAND (1.0%)
           MAJOR BANKS
  67,500   Bank of Ireland.........................  $   819,086
                                                     -----------
           ITALY (0.9%)
           INTEGRATED OIL
  36,500   ENI SpA.................................      552,907
                                                     -----------
           WIRELESS TELECOMMUNICATIONS
  40,000   Telecom Italia Mobile SpA (T.I.M.)......      197,374
                                                     -----------
           TOTAL ITALY.............................      750,281
                                                     -----------
           JAPAN (9.7%)
           BROADCASTING
      70   Fuji Television Network, Inc............      247,767
                                                     -----------
           ELECTRONIC COMPONENTS
   3,000   Hoya Corp...............................      207,112
                                                     -----------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
  25,000   Canon, Inc..............................    1,149,929
  61,000   Ricoh Co., Ltd..........................      999,098
                                                     -----------
                                                       2,149,027
                                                     -----------
           GAS DISTRIBUTORS
 225,000   Tokyo Gas Co., Ltd......................      648,009
                                                     -----------
           INDUSTRIAL CONGLOMERATES
  93,200   Hitachi, Ltd............................      396,016
                                                     -----------
           INDUSTRIAL MACHINERY
  24,900   Fanuc, Ltd..............................    1,236,789
                                                     -----------
           INVESTMENT BANKS/BROKERS
  43,400   Nomura Holdings, Inc....................      552,146
                                                     -----------
           MAJOR TELECOMMUNICATIONS
      75   Nippon Telegraph & Telephone Corp.
            (NTT)..................................      294,891
                                                     -----------
           PHARMACEUTICALS: MAJOR
  15,000   Takeda Chemical Industries, Ltd.........      554,721
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           RECREATIONAL PRODUCTS
  98,000   Konica Corp.............................  $ 1,118,341
   3,700   Nintendo Co., Ltd.......................      269,647
                                                     -----------
                                                       1,387,988
                                                     -----------
           WIRELESS TELECOMMUNICATIONS
     100   NTT DoCoMo, Inc.........................      217,047
                                                     -----------
           TOTAL JAPAN.............................    7,891,513
                                                     -----------
           NETHERLANDS (1.7%)
           ELECTRONIC PRODUCTION EQUIPMENT
  19,000   ASML Holding NV*........................      180,731
                                                     -----------
           INDUSTRIAL CONGLOMERATES
  22,060   Koninklijke (Royal) Philips Electronics
            NV.....................................      420,184
                                                     -----------
           INTEGRATED OIL
  10,000   Royal Dutch Petroleum Co................      464,911
                                                     -----------
           PUBLISHING: BOOKS/MAGAZINES
  25,000   Wolters Kluwer NV.......................      301,928
                                                     -----------
           TOTAL NETHERLANDS.......................    1,367,754
                                                     -----------
           NORWAY (0.3%)
           INTEGRATED OIL
  29,700   Statoil ASA.............................      253,122
                                                     -----------
           PORTUGAL (0.4%)
           MAJOR TELECOMMUNICATIONS
  45,000   Portugal Telecom, SGPS, S.A. (Registered
            Shares)................................      322,976
                                                     -----------
           SINGAPORE (0.3%)
           REGIONAL BANKS
  50,000   Oversea - Chinese Banking Corp., Ltd....      283,946
                                                     -----------
           SOUTH KOREA (0.5%)
           MAJOR TELECOMMUNICATIONS
  19,800   KT Corp. (ADR)..........................      390,258
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           SPAIN (1.8%)
           ENGINEERING & CONSTRUCTION
  35,131   Grupo Dragados, S.A.....................  $   708,347
                                                     -----------
           REGIONAL BANKS
  15,000   Banco Popular Espanol S.A...............      759,132
                                                     -----------
           TOTAL SPAIN.............................    1,467,479
                                                     -----------
           SWEDEN (0.7%)
           APPAREL/FOOTWEAR RETAIL
  10,000   Hennes & Mauritz AB (B Shares)..........      230,101
                                                     -----------
           METAL FABRICATIONS
  13,000   SKF AB (B Shares).......................      375,539
                                                     -----------
           TOTAL SWEDEN............................      605,640
                                                     -----------
           SWITZERLAND (1.6%)
           MULTI-LINE INSURANCE
  13,300   Converium Holding AG....................      614,784
                                                     -----------
           PROPERTY - CASUALTY INSURERS
  12,000   Swiss Re (Registered Shares)............      666,075
                                                     -----------
           TOTAL SWITZERLAND.......................    1,280,859
                                                     -----------
           UNITED KINGDOM (4.4%)
           ADVERTISING/MARKETING SERVICES
  40,000   WPP Group PLC...........................      314,526
                                                     -----------
           ALUMINUM
  80,000   BHP Billiton PLC........................      422,458
                                                     -----------
           CABLE/SATELLITE TV
  20,000   British Sky Broadcasting Group PLC*.....      222,320
                                                     -----------
           FOOD: MAJOR DIVERSIFIED
  35,000   Unilever PLC............................      279,556
                                                     -----------
           INTEGRATED OIL
  18,256   BP PLC (ADR)............................      767,117
                                                     -----------
           MAJOR BANKS
  17,000   Royal Bank of Scotland Group PLC........      478,411
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           OTHER METALS/MINERALS
  23,300   Rio Tinto PLC...........................  $   439,707
                                                     -----------
           WIRELESS TELECOMMUNICATIONS
 351,534   Vodafone Group PLC......................      689,586
                                                     -----------
           TOTAL UNITED KINGDOM....................    3,613,681
                                                     -----------
           UNITED STATES (62.1%)
           AEROSPACE & DEFENSE
  35,200   Lockheed Martin Corp....................    1,674,464
  78,000   Rockwell Collins, Inc...................    1,921,140
                                                     -----------
                                                       3,595,604
                                                     -----------
           ALUMINUM
  62,300   Alcoa, Inc..............................    1,588,650
                                                     -----------
           APPAREL/FOOTWEAR RETAIL
 122,300   Gap, Inc. (The).........................    2,294,348
                                                     -----------
           BIOTECHNOLOGY
  43,900   Gilead Sciences, Inc.*..................    2,439,962
 100,100   Human Genome Sciences, Inc.*............    1,273,272
  74,400   Myriad Genetics, Inc.*..................    1,012,584
                                                     -----------
                                                       4,725,818
                                                     -----------
           COMPUTER COMMUNICATIONS
  83,800   Cisco Systems, Inc.*....................    1,398,622
                                                     -----------
           COMPUTER PROCESSING HARDWARE
 435,300   Sun Microsystems, Inc.*.................    2,002,380
                                                     -----------
           ELECTRONIC PRODUCTION EQUIPMENT
 184,000   Mykrolis Corp.*.........................    1,867,600
                                                     -----------
           FINANCIAL CONGLOMERATES
  40,766   Citigroup Inc...........................    1,744,785
                                                     -----------
           FOOD: MAJOR DIVERSIFIED
  38,100   General Mills, Inc......................    1,806,321
                                                     -----------
           HOUSEHOLD/PERSONAL CARE
  30,700   Colgate-Palmolive Co....................    1,779,065
                                                     -----------
           INTEGRATED OIL
  39,952   Exxon Mobil Corp........................    1,434,676
                                                     -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           MAJOR BANKS
  36,000   PNC Financial Services Group............  $ 1,757,160
                                                     -----------
           MANAGED HEALTH CARE
  50,300   Mid Atlantic Medical Services, Inc.*....    2,630,690
  46,100   Oxford Health Plans, Inc.*..............    1,937,583
                                                     -----------
                                                       4,568,273
                                                     -----------
           MEDIA CONGLOMERATES
  92,000   AOL Time Warner Inc.*...................    1,480,280
  59,400   Disney (Walt) Co. (The).................    1,173,150
                                                     -----------
                                                       2,653,430
                                                     -----------
           MEDICAL SPECIALTIES
  59,700   Baxter International, Inc...............    1,552,200
  57,900   Edwards Lifesciences Corp.*.............    1,860,906
                                                     -----------
                                                       3,413,106
                                                     -----------
           OIL & GAS PRODUCTION
  37,700   Burlington Resources Inc................    2,038,439
                                                     -----------
           PHARMACEUTICALS: MAJOR
  32,200   Lilly (Eli) & Co........................    2,220,834
  42,400   Wyeth...................................    1,931,320
                                                     -----------
                                                       4,152,154
                                                     -----------
           PHARMACEUTICALS: OTHER
  44,100   Forest Laboratories, Inc.*..............    2,414,475
                                                     -----------
           PROPERTY - CASUALTY INSURERS
 106,429   Travelers Property Casualty Corp.
            (Class B)..............................    1,678,385
                                                     -----------
           SEMICONDUCTORS
  62,200   Intel Corp..............................    1,292,765
  61,800   Texas Instruments, Inc..................    1,087,680
                                                     -----------
                                                       2,380,445
                                                     -----------

NUMBER OF
 SHARES                                                VALUE

----------------------------------------------------------------

           SPECIALTY STORES
  38,600   Bed Bath & Beyond Inc.*.................  $ 1,498,066
                                                     -----------
           TOTAL UNITED STATES.....................   50,791,802
                                                     -----------
           TOTAL COMMON STOCKS
            (COST $82,575,455).....................   79,563,430
                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           SHORT-TERM INVESTMENT (2.2%)
           REPURCHASE AGREEMENT
 $ 1,831   Joint repurchase agreement account
            1.195% due 07/01/03 (dated 06/30/03;
            proceeds $1,831,061) (a)
            (COST $1,831,000)......................    1,831,000
                                                     -----------

  TOTAL INVESTMENTS
   (COST $84,406,455) (b).................    99.5%  81,394,430
  OTHER ASSETS IN EXCESS OF LIABILITIES...     0.5      379,682
                                            ------  -----------
  NET ASSETS..............................   100.0% $81,774,112
                                            ======  ===========

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $13,081,078 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $16,093,103, RESULTING IN NET UNREALIZED DEPRECIATION OF $3,012,025.

                       SEE NOTES TO FINANCIAL STATEMENTS

Global Equity
SUMMARY OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Advertising/Marketing Services..........  $   717,729       0.9%
Aerospace & Defense.....................    3,994,022       4.9
Aluminum................................    2,011,108       2.5
Apparel/Footwear Retail.................    2,524,449       3.1
Automotive Aftermarket..................      273,748       0.3
Biotechnology...........................    4,725,818       5.8
Broadcasting............................      247,767       0.3
Cable/Satellite TV......................      222,320       0.3
Computer Communications.................    1,398,622       1.7
Computer Processing Hardware............    2,002,380       2.4
Electric Utilities......................    1,895,322       2.3
Electronic Components...................      207,112       0.2
Electronic Equipment/ Instruments.......    2,149,027       2.6
Electronic Production Equipment.........    2,048,331       2.5
Engineering & Construction..............    1,113,792       1.4
Financial Conglomerates.................    2,092,605       2.6
Food: Major Diversified.................    2,085,877       2.5
Gas Distributors........................      648,009       0.8
Household/Personal Care.................    1,779,065       2.2
Industrial Conglomerates................      816,200       1.0
Industrial Machinery....................    1,415,070       1.7
Industrial Specialties..................      150,676       0.2
Integrated Oil..........................    3,472,733       4.2
Investment Banks/Brokers................      552,146       0.7
Major Banks.............................    4,640,643       5.7
Major Telecommunications................    1,529,511       1.9
Managed Health Care.....................    4,568,273       5.6
Media Conglomerates.....................    2,835,737       3.4

                                                       PERCENT OF
INDUSTRY                                     VALUE     NET ASSETS

-----------------------------------------------------------------

Medical Specialties.....................  $ 3,413,106       4.2%
Metal Fabrications......................      375,539       0.4
Motor Vehicles..........................      385,317       0.5
Multi-Line Insurance....................      614,784       0.7
Oil & Gas Production....................    2,038,439       2.5
Oil Refining/Marketing..................      760,162       0.9
Other Metals/Minerals...................      439,707       0.5
Packaged Software.......................      177,188       0.2
Pharmaceuticals: Major..................    4,982,405       6.1
Pharmaceuticals: Other..................    2,414,475       3.0
Property - Casualty Insurers............    2,344,460       2.9
Publishing: Books/Magazines.............      301,928       0.4
Pulp & Paper............................      503,615       0.6
Recreational Products...................    1,387,988       1.7
Regional Banks..........................    1,043,078       1.3
Repurchase Agreement....................    1,831,000       2.2
Semiconductors..........................    3,166,531       3.9
Specialty Stores........................    1,498,066       1.8
Telecommunication Equipment.............      494,543       0.6
Wireless Telecommunications.............    1,104,007       1.4
                                          -----------   -------
                                          $81,394,430      99.5%
                                          ===========   =======

TYPE OF INVESTMENT

-----------------------------------------------------------------

Common Stocks...........................  $79,563,430      97.3%
Short-Term Investment...................    1,831,000       2.2
                                          -----------   -------
                                          $81,394,430      99.5%
                                          ===========   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                                               VALUE

----------------------------------------------------------------------------------------------

           COMMON STOCKS (96.9%)
           AIR FREIGHT/ COURIERS (0.8%)
   7,650   C.H. Robinson Worldwide, Inc..........................................  $   272,034
   4,000   Expeditors International of Washington, Inc...........................      138,560
                                                                                   -----------
                                                                                       410,594
                                                                                   -----------
           AIRLINES (1.3%)
  15,200   JetBlue Airways Corp.*................................................      642,808
                                                                                   -----------
           APPAREL/FOOTWEAR (1.2%)
  13,100   Coach, Inc.*..........................................................      651,594
                                                                                   -----------
           APPAREL/FOOTWEAR RETAIL (3.0%)
  34,550   Abercrombie & Fitch Co. (Class A)*....................................      981,565
  28,825   Chico's FAS, Inc.*....................................................      606,766
                                                                                   -----------
                                                                                     1,588,331
                                                                                   -----------
           BIOTECHNOLOGY (6.5%)
  12,100   Amylin Pharmaceuticals, Inc.*.........................................      264,869
  27,500   BioMarin Pharmaceutical, Inc.*........................................      268,400
  14,100   Celgene Corp.*........................................................      428,640
  12,100   Gen-Probe Inc.*.......................................................      494,527
  10,300   Genzyme Corp. (General Division)*.....................................      430,540
   6,500   ICOS Corp.*...........................................................      238,875
   7,000   IDEC Pharmaceuticals Corp.*...........................................      238,000
  12,300   MedImmune, Inc.*......................................................      447,351
  24,400   NPS Pharmaceuticals, Inc.*............................................      593,896
                                                                                   -----------
                                                                                     3,405,098
                                                                                   -----------
           BROADCASTING (4.5%)
  41,975   Radio One, Inc. (Class D)*............................................      745,896

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

  37,300   Univision Communications Inc. (Class A)*..............................  $ 1,133,920
  14,000   Westwood One, Inc.*...................................................      475,020
                                                                                   -----------
                                                                                     2,354,836
                                                                                   -----------
           CABLE/SATELLITE TV (0.8%)
  11,300   EchoStar Communications Corp. (Class A)*..............................      391,206
                                                                                   -----------
           CASINO/GAMING (5.0%)
  32,225   GTECH Holdings Corp...................................................    1,213,271
   8,200   International Game Technology.........................................      839,106
   7,600   MGM Mirage*...........................................................      259,768
  11,500   Station Casinos, Inc.*................................................      290,375
                                                                                   -----------
                                                                                     2,602,520
                                                                                   -----------
           COMPUTER COMMUNICATIONS (1.2%)
  16,200   Emulex Corp.*.........................................................      368,874
  20,750   Juniper Networks, Inc.*...............................................      256,677
                                                                                   -----------
                                                                                       625,551
                                                                                   -----------
           COMPUTER PERIPHERALS (0.6%)
  20,100   Network Appliance, Inc.*..............................................      325,821
                                                                                   -----------
           CONTAINERS/ PACKAGING (1.2%)
  13,200   Sealed Air Corp.*.....................................................      629,112
                                                                                   -----------
           CONTRACT DRILLING (0.9%)
  14,350   Patterson-UTI Energy, Inc.*...........................................      464,940
                                                                                   -----------
           DATA PROCESSING SERVICES (1.8%)
   8,700   CheckFree Corp.*......................................................      242,208
  11,800   Global Payments Inc...................................................      418,900
  10,700   SunGard Data Systems Inc.*............................................      277,237
                                                                                   -----------
                                                                                       938,345
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

           DISCOUNT STORES (2.8%)
  30,400   Dollar General Corp...................................................  $   555,104
  28,700   Dollar Tree Stores, Inc.*.............................................      910,651
                                                                                   -----------
                                                                                     1,465,755
                                                                                   -----------
           ELECTRONIC COMPONENTS (1.8%)
   4,500   Jabil Circuit, Inc.*..................................................       99,450
  10,850   QLogic Corp.*.........................................................      524,380
   7,300   SanDisk Corp.*........................................................      294,555
                                                                                   -----------
                                                                                       918,385
                                                                                   -----------
           ELECTRONIC PRODUCTION EQUIPMENT (2.7%)
   7,000   Amkor Technology, Inc.*...............................................       91,980
   9,300   KLA-Tencor Corp.*.....................................................      432,357
  12,200   Novellus Systems, Inc.*...............................................      446,776
   6,800   Synopsys, Inc.*.......................................................      420,580
                                                                                   -----------
                                                                                     1,391,693
                                                                                   -----------
           ELECTRONICS/ APPLIANCES (1.1%)
   6,900   Harman International Industries, Inc..................................      546,066
                                                                                   -----------
           FINANCE/RENTAL/ LEASING (1.1%)
  11,500   Doral Financial Corp..................................................      513,475
                                                                                   -----------
           FINANCIAL CONGLOMERATES (0.5%)
  10,700   Brascan Corp. (Class A) (Canada)......................................      262,792
                                                                                   -----------
           FINANCIAL PUBLISHING/ SERVICES (2.0%)
  24,500   Interactive Data Corp.*...............................................      414,050
  12,400   Moody's Corp..........................................................      653,604
                                                                                   -----------
                                                                                     1,067,654
                                                                                   -----------
           FOOD: MEAT/FISH/ DAIRY (0.5%)
   8,400   Dean Foods Co.*.......................................................      264,600
                                                                                   -----------
           GAS DISTRIBUTORS (0.6%)
   9,375   UGI Corp..............................................................      297,187
                                                                                   -----------

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

           HOME BUILDING (1.5%)
   3,400   Lennar Corp. (Class A)................................................  $   243,100
   1,300   NVR, Inc.*............................................................      534,300
                                                                                   -----------
                                                                                       777,400
                                                                                   -----------
           HOME FURNISHINGS (0.5%)
   4,700   Mohawk Industries, Inc.*..............................................      260,991
                                                                                   -----------
           HOTELS/RESORTS/ CRUISELINES (1.6%)
  36,150   Royal Caribbean Cruises Ltd. (Liberia)................................      837,234
                                                                                   -----------
           INDUSTRIAL SPECIALTIES (0.4%)
   8,800   Ecolab Inc............................................................      225,280
                                                                                   -----------
           INSURANCE BROKERS/ SERVICES (1.0%)
   7,800   ChoicePoint Inc.*.....................................................      269,256
   7,150   Hilb, Rogal & Hamilton Co.............................................      243,386
                                                                                   -----------
                                                                                       512,642
                                                                                   -----------
           INTERNET SOFTWARE/ SERVICES (1.4%)
  21,400   BEA Systems, Inc.*....................................................      232,404
  25,100   Siebel Systems, Inc.*.................................................      239,454
   8,100   Yahoo! Inc.*..........................................................      265,356
                                                                                   -----------
                                                                                       737,214
                                                                                   -----------
           INVESTMENT MANAGERS (1.0%)
   8,900   Affiliated Managers Group, Inc.*......................................      542,455
                                                                                   -----------
           MANAGED HEALTH CARE (3.8%)
   7,800   Anthem, Inc.*.........................................................      601,770
  29,450   Caremark Rx, Inc.*....................................................      756,276
   5,800   Coventry Health Care, Inc.*...........................................      267,728
   6,900   Mid Atlantic Medical Services, Inc.*..................................      360,870
                                                                                   -----------
                                                                                     1,986,644
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

           MEDICAL DISTRIBUTORS (0.9%)
   6,600   AmerisourceBergen Corp................................................  $   457,710
                                                                                   -----------
           MEDICAL SPECIALTIES (4.5%)
   2,200   Bio-Rad Laboratories, Inc. (Class A)*.................................      121,770
   8,350   St. Jude Medical, Inc.*...............................................      480,125
   5,800   SurModics, Inc.*......................................................      176,900
  21,400   Varian Medical Systems, Inc.*.........................................    1,231,998
   7,700   Zimmer Holdings, Inc.*................................................      346,885
                                                                                   -----------
                                                                                     2,357,678
                                                                                   -----------
           MEDICAL/NURSING SERVICES (0.5%)
   8,700   Lincare Holdings, Inc.*...............................................      274,137
                                                                                   -----------
           MISCELLANEOUS COMMERCIAL SERVICES (1.5%)
  19,650   Corporate Executive Board Co. (The)*..................................      796,415
                                                                                   -----------
           MOVIES/ ENTERTAINMENT (0.9%)
   8,150   Pixar, Inc.*..........................................................      495,846
                                                                                   -----------
           OIL & GAS PRODUCTION (2.1%)
  25,550   PetroKazakhstan Inc. (Class A) (Canada)*..............................      319,120
  15,000   Pioneer Natural Resources Co.*........................................      391,500
  19,166   XTO Energy Inc........................................................      385,428
                                                                                   -----------
                                                                                     1,096,048
                                                                                   -----------
           OILFIELD SERVICES/ EQUIPMENT (1.0%)
   7,750   BJ Services Co.*......................................................      289,540
   6,350   Smith International, Inc.*............................................      233,299
                                                                                   -----------
                                                                                       522,839
                                                                                   -----------

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

           OTHER CONSUMER SERVICES (2.6%)
  21,200   DeVry, Inc.*..........................................................  $   493,748
   5,300   Expedia, Inc. (Class A)*..............................................      404,814
  10,450   Weight Watchers International, Inc.*..................................      475,371
                                                                                   -----------
                                                                                     1,373,933
                                                                                   -----------
           PACKAGED SOFTWARE (5.3%)
  12,200   Adobe Systems Inc.....................................................      391,254
  10,450   Mercury Interactive Corp.*............................................      403,475
  24,700   Network Associates, Inc.*.............................................      313,196
  12,200   Quest Software, Inc.*.................................................      145,180
  13,250   Symantec Corp.*.......................................................      581,145
  32,600   Veritas Software Corp.*...............................................      934,642
                                                                                   -----------
                                                                                     2,768,892
                                                                                   -----------
           PERSONNEL SERVICES (0.4%)
  10,400   Monster Worldwide Inc.*...............................................      205,192
                                                                                   -----------
           PHARMACEUTICALS: OTHER (1.7%)
   6,900   Allergan, Inc.........................................................      531,990
   5,850   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)....................      333,041
                                                                                   -----------
                                                                                       865,031
                                                                                   -----------
           PROPERTY - CASUALTY INSURERS (0.5%)
   6,100   RenaissanceRe Holdings Ltd. (Bermuda).................................      277,672
                                                                                   -----------
           RECREATIONAL PRODUCTS (1.3%)
   9,500   Electronic Arts Inc.*.................................................      702,905
                                                                                   -----------
           REGIONAL BANKS (0.2%)
   3,200   UCBH Holdings, Inc....................................................       91,776
                                                                                   -----------
           RESTAURANTS (3.6%)
   7,900   Brinker International, Inc.*..........................................      284,558
  10,200   Krispy Kreme Doughnuts, Inc.*.........................................      420,036

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

   7,000   Outback Steakhouse, Inc...............................................  $   273,000
  10,800   P.F. Chang's China Bistro, Inc.*......................................      531,468
  13,600   Sonic Corp.*..........................................................      345,848
                                                                                   -----------
                                                                                     1,854,910
                                                                                   -----------
           SAVINGS BANKS (0.7%)
       1   New York Community Bancorp, Inc.*.....................................           29
  20,200   Provident Financial Services, Inc.....................................      384,810
                                                                                   -----------
                                                                                       384,839
                                                                                   -----------
           SEMICONDUCTORS (6.8%)
  80,500   Agere Systems Inc. (Class A)*.........................................      187,565
  28,750   Altera Corp.*.........................................................      471,500
  20,300   Broadcom Corp. (Class A)*.............................................      505,673
  12,700   Integrated Circuit Systems, Inc.*.....................................      399,161
  33,600   Intersil Corp. (Class A)*.............................................      894,096
   3,600   Linear Technology Corp................................................      115,956
  14,350   Marvell Technology Group Ltd. (Bermuda)*..............................      493,210
   7,400   Maxim Integrated Products, Inc........................................      253,006
   8,900   Xilinx, Inc.*.........................................................      225,259
                                                                                   -----------
                                                                                     3,545,426
                                                                                   -----------
           SERVICES TO THE HEALTH INDUSTRY (3.5%)
  10,400   Laboratory Corp. of America Holdings*.................................      313,560
  33,875   Stericycle, Inc.*.....................................................    1,303,510
   7,700   VistaCare, Inc. (Class A)*............................................      187,187
                                                                                   -----------
                                                                                     1,804,257
                                                                                   -----------

NUMBER OF
 SHARES                                                                              VALUE

----------------------------------------------------------------------------------------------

           SPECIALTY STORES (1.6%)
   3,800   AutoZone, Inc.*.......................................................  $   288,686
   9,400   CarMax Inc.*..........................................................      283,410
   8,100   Tiffany & Co..........................................................      264,708
                                                                                   -----------
                                                                                       836,804
                                                                                   -----------
           SPECIALTY TELECOMMUNICATIONS (2.0%)
  40,900   American Tower Corp. (Class A)*.......................................      361,965
  50,700   Crown Castle International Corp.*.....................................      393,939
  15,500   IDT Corp. (Class B)*..................................................      272,800
                                                                                   -----------
                                                                                     1,028,704
                                                                                   -----------
           TELECOMMUNICATION EQUIPMENT (1.5%)
  24,900   Corning Inc.*.........................................................      184,011
  17,500   UTStarcom, Inc.*......................................................      622,475
                                                                                   -----------
                                                                                       806,486
                                                                                   -----------
           TRUCKING (0.4%)
   9,250   Old Dominion Freight Line, Inc.*......................................      199,985
                                                                                   -----------
           WIRELESS TELECOMMUNICATIONS (0.3%)
   9,950   Nextel Communications, Inc. (Class A)*................................      179,896
                                                                                   -----------
           TOTAL COMMON STOCKS
            (COST $45,541,293)...................................................   50,565,604
                                                                                   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

Developing Growth
PORTFOLIO OF INVESTMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

PRINCIPAL
AMOUNT IN
THOUSANDS                                                         VALUE

--------------------------------------------------------------------------

           CONVERTIBLE BOND (0.7%)
           ELECTRONIC PRODUCTION EQUIPMENT (0.7%)
 $   375   ASM Lithography Holding N.V. - 144A**
            (Netherlands)
            4.25% due 11/30/04
            (Cost $344,619...................................  $   370,800
                                                               -----------
           SHORT-TERM INVESTMENTS (2.3%)
           REPURCHASE AGREEMENTS
     500   Joint repurchase agreement account 1.195% due
           07/01/03 (dated 06/30/03; proceeds $500,017) (a)
           (COST $500,000)...................................      500,000

PRINCIPAL
AMOUNT IN
THOUSANDS                                                        VALUE

--------------------------------------------------------------------------

 $   717   The Bank of New York 1.25% due 07/01/03 (dated
            06/30/03; proceeds $717,945) (b)
            (COST $717,920)..................................  $   717,920
                                                               -----------
           TOTAL SHORT-TERM INVESTMENTS
            (COST $1,217,920)................................    1,217,920
                                                               -----------

  TOTAL INVESTMENTS
   (COST $47,103,832) (c)...........................    99.9%  52,154,324
  OTHER ASSETS IN EXCESS OF LIABILITIES.............     0.1       54,890
                                                      ------  -----------
  NET ASSETS........................................   100.0% $52,209,214
                                                      ======  ===========

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 *    NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) COLLATERALIZED BY FEDERAL NATIONAL MORTGAGE ASSOC. 4.226% DUE 02/01/33 VALUED AT $729,860.
 (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $5,783,120 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $732,628, RESULTING IN NET UNREALIZED APPRECIATION OF $5,050,492.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Select Dimensions Investment Series
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                              MONEY        FLEXIBLE      BALANCED
                              MARKET        INCOME        GROWTH      UTILITIES
                           ------------  ------------  ------------  ------------
ASSETS:
Investments in
 securities, at value*...  $168,362,456  $ 67,276,254  $102,781,915  $ 78,347,995
Cash.....................        27,002    15,611,094           813           246
Receivable for:
  Investments sold.......       --          1,947,539        82,748       --
  Shares of beneficial
   interest sold.........       162,402        51,178        38,769        62,584
  Dividends..............       --            --             92,908       130,087
  Interest/principal
   paydowns..............        29,633       939,758       329,298        75,465
  Foreign withholding
   taxes reclaimed.......       --            --            --              8,371
  Variation margin.......       --            --              6,375       --
Unrealized appreciation
 on open forward foreign
 currency contracts......       --              2,753       --            --
Prepaid expenses and
 other assets............         3,528         2,108         1,745         1,158
                           ------------  ------------  ------------  ------------
    TOTAL ASSETS.........   168,585,021    85,830,684   103,334,571    78,625,906
                           ------------  ------------  ------------  ------------
LIABILITIES:
Payable for:
  Investments
   purchased.............       --          8,251,487     4,996,702       --
  Shares of beneficial
   interest redeemed.....       450,528        64,406        93,904        64,150
  Compensated forward
   foreign currency
   contracts.............       --            321,471       --            --
  Variation margin.......       --             27,952       --            --
  Distribution fee.......         9,335         4,243         3,445         2,617
  Investment management
   fees..................        72,707        25,799        50,533        43,584
  Payable to bank........       --          1,482,396       --            --
Accrued expenses and
 other payables..........        20,647        18,573        21,515        27,841
                           ------------  ------------  ------------  ------------
    TOTAL LIABILITIES....       553,217    10,196,327     5,166,099       138,192
                           ------------  ------------  ------------  ------------
    NET ASSETS...........  $168,031,804  $ 75,634,357  $ 98,168,472  $ 78,487,714
                           ============  ============  ============  ============
COMPOSITION OF NET
 ASSETS:
Paid-in-capital..........  $168,031,665  $ 97,566,295  $105,101,029  $108,701,057
Accumulated undistributed
 net investment income
 (net investment loss)...           139       507,642       (87,881)      (11,787)
Accumulated undistributed
 net realized gain
 (accumulated net
 realized loss)..........       --        (16,030,949)  (16,536,001)  (45,195,869)
Net unrealized
 appreciation
 (depreciation)..........       --         (6,408,631)    9,691,325    14,994,313
                           ------------  ------------  ------------  ------------
    NET ASSETS...........  $168,031,804  $ 75,634,357  $ 98,168,472  $ 78,487,714
                           ============  ============  ============  ============
    *COST................  $168,362,456  $ 73,732,610  $ 93,091,970  $ 63,353,682
                           ============  ============  ============  ============
CLASS X SHARES:
Net Assets...............  $124,187,040  $ 55,494,409  $ 81,855,692  $ 66,051,757
Shares Outstanding
 (unlimited authorized
 shares of $.01 par
 value)..................   124,186,941     7,318,725     6,077,333     4,518,233
    NET ASSET VALUE PER
     SHARE...............  $       1.00  $       7.58  $      13.47  $      14.62
                           ============  ============  ============  ============
CLASS Y SHARES:
Net Assets...............  $ 43,844,764  $ 20,139,948  $ 16,312,780  $ 12,435,957
Shares Outstanding
 (unlimited authorized
 shares of $.01 par
 value)..................    43,844,724     2,662,351     1,213,499       851,133
    NET ASSET VALUE PER
     SHARE...............  $       1.00  $       7.56  $      13.44  $      14.61
                           ============  ============  ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                             DIVIDEND     VALUE-ADDED                   AMERICAN        CAPITAL        GLOBAL      DEVELOPING
                              GROWTH         MARKET        GROWTH     OPPORTUNITIES  OPPORTUNITIES     EQUITY        GROWTH
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
ASSETS:
Investments in
 securities, at value*...  $ 378,127,867  $154,936,519  $ 43,530,745  $ 300,686,082  $  30,820,517  $ 81,394,430  $ 52,154,324
Cash.....................         57,214           660           474            683            349        33,130       --
Receivable for:
  Investments sold.......       --           3,833,171     1,153,408      5,798,133        346,801       710,629       852,255
  Shares of beneficial
   interest sold.........        121,489       136,249        69,482        201,670          1,018        40,366         1,295
  Dividends..............        615,242       194,823        42,443        143,243          1,684       105,577         5,184
  Interest/principal
   paydowns..............       --             --            --                 517       --             --              1,427
  Foreign withholding
   taxes reclaimed.......         16,697       --            --               6,146       --             130,146            90
  Variation margin.......       --             --            --            --             --             --            --
Unrealized appreciation
 on open forward foreign
 currency contracts......       --             --            --            --             --             --            --
Prepaid expenses and
 other assets............          4,198         3,903        76,017         19,907            331         1,130           678
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
    TOTAL ASSETS.........    378,942,707   159,105,325    44,872,569    306,856,381     31,170,700    82,415,408    53,015,253
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
LIABILITIES:
Payable for:
  Investments
   purchased.............         58,504     3,467,185       928,937     10,055,792        470,707       476,938       735,401
  Shares of beneficial
   interest redeemed.....        137,520        89,812        23,510        139,161         17,334        50,195        23,413
  Compensated forward
   foreign currency
   contracts.............       --             --            --            --             --             --            --
  Variation margin.......       --             --            --              25,600       --             --            --
  Distribution fee.......          8,513         6,122         1,050          8,145          1,780         1,068           878
  Investment management
   fees..................        202,689        66,711        30,210        159,430         19,582        70,206        22,300
  Payable to bank........       --             --            --            --             --             --            --
Accrued expenses and
 other payables..........         30,262        28,072        25,986         61,160         31,107        42,889        24,047
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
    TOTAL LIABILITIES....        437,488     3,657,902     1,009,693     10,449,288        540,510       641,296       806,039
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
    NET ASSETS...........  $ 378,505,219  $155,447,423  $ 43,862,876  $ 296,407,093  $  30,630,190  $ 81,774,112  $ 52,209,214
                           =============  ============  ============  =============  =============  ============  ============
COMPOSITION OF NET
 ASSETS:
Paid-in-capital..........  $ 529,986,298  $132,498,685  $ 83,543,264  $ 577,141,334  $ 128,211,014  $ 95,012,336  $104,145,488
Accumulated undistributed
 net investment income
 (net investment loss)...             14       797,448        46,219        403,609        (86,177)      282,368       (19,957)
Accumulated undistributed
 net realized gain
 (accumulated net
 realized loss)..........   (194,707,068)      848,263   (42,626,212)  (301,758,947)  (100,965,105)  (10,522,283)  (56,966,809)
Net unrealized
 appreciation
 (depreciation)..........     43,225,975    21,303,027     2,899,605     20,621,097      3,470,458    (2,998,309)    5,050,492
                           -------------  ------------  ------------  -------------  -------------  ------------  ------------
    NET ASSETS...........  $ 378,505,219  $155,447,423  $ 43,862,876  $ 296,407,093  $  30,630,190  $ 81,774,112  $ 52,209,214
                           =============  ============  ============  =============  =============  ============  ============
    *COST................  $ 334,901,892  $133,633,492  $ 40,631,140  $ 280,470,195  $  27,350,059  $ 84,406,455  $ 47,103,832
                           =============  ============  ============  =============  =============  ============  ============
CLASS X SHARES:
Net Assets...............  $ 338,016,937  $125,898,448  $ 38,865,863  $ 257,548,195  $  22,117,779  $ 76,667,148  $ 48,010,155
Shares Outstanding
 (unlimited authorized
 shares of $.01 par
 value)..................     25,928,514     7,193,418     3,093,512     20,616,831      3,418,214     6,386,778     3,538,089
    NET ASSET VALUE PER
     SHARE...............  $       13.04  $      17.50  $      12.56  $       12.49  $        6.47  $      12.00  $      13.57
                           =============  ============  ============  =============  =============  ============  ============
CLASS Y SHARES:
Net Assets...............  $  40,488,282  $ 29,548,975  $  4,997,013  $  38,858,898  $   8,512,411  $  5,106,964  $  4,199,059
Shares Outstanding
 (unlimited authorized
 shares of $.01 par
 value)..................      3,109,863     1,698,001       400,354      3,122,852      1,325,393       427,341       311,793
    NET ASSET VALUE PER
     SHARE...............  $       13.02  $      17.40  $      12.48  $       12.44  $        6.42  $      11.95  $      13.47
                           =============  ============  ============  =============  =============  ============  ============

Morgan Stanley Select Dimensions Investment Series
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                             MONEY      FLEXIBLE     BALANCED
                             MARKET      INCOME       GROWTH    UTILITIES
                           ----------  -----------  ----------  ----------
INVESTMENT INCOME:
INCOME
Interest.................  $1,185,255  $ 1,803,516  $  718,744  $  172,303
Dividends................      --            6,678     648,000*  1,082,826*
                           ----------  -----------  ----------  ----------
    TOTAL INCOME.........   1,185,255    1,810,194   1,366,744   1,255,129
                           ----------  -----------  ----------  ----------
EXPENSES
Investment management
 fee.....................     459,074      144,528     278,320     241,577
Distribution fee
 (Class Y shares)........      53,937       21,722      17,004      14,317
Custodian fees...........       7,654       14,910       7,256         225
Professional fees........      11,001       15,768       9,520       8,795
Shareholder reports and
 notices.................       7,114        1,066       8,414       8,388
Trustees' fees and
 expenses................       1,035          434         426         351
Transfer agent fees and
 expenses................         250          250         250         250
Other....................       1,798       12,297       4,973       1,084
                           ----------  -----------  ----------  ----------
    TOTAL EXPENSES.......     541,863      210,975     326,163     274,987
                           ----------  -----------  ----------  ----------
    NET INVESTMENT INCOME
     (LOSS)..............     643,392    1,599,219   1,040,581     980,142
                           ----------  -----------  ----------  ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS)
 ON:
Investments..............      --       (1,826,348)  2,135,436    (208,594)
Futures contracts........      --          (48,110)      3,277      --
Foreign exchange
 transactions............      --        2,047,078                  --
                           ----------  -----------  ----------  ----------
      NET REALIZED GAIN
       (LOSS)............      --          172,620   2,138,713    (208,594)
                           ----------  -----------  ----------  ----------
NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION
 ON:
Investments..............      --        3,556,394   4,327,737   8,126,546
Future contracts.........      --           10,075      56,467      --
Translation of forward
 foreign currency
 contracts, other assets
 and liabilities
 denominated in foreign
 currencies..............      --           (2,584)     --          --
                           ----------  -----------  ----------  ----------
      NET APPRECIATION...      --        3,563,885   4,384,204   8,126,546
                           ----------  -----------  ----------  ----------
      NET GAIN...........      --        3,736,505   6,522,917   7,917,952
                           ----------  -----------  ----------  ----------
NET INCREASE.............  $  643,392  $ 5,335,724  $7,563,498  $8,898,094
                           ==========  ===========  ==========  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

                             DIVIDEND    VALUE-ADDED                AMERICAN        CAPITAL        GLOBAL     DEVELOPING
                              GROWTH       MARKET       GROWTH    OPPORTUNITIES  OPPORTUNITIES     EQUITY       GROWTH
                           ------------  -----------  ----------  -------------  -------------  ------------  -----------
INVESTMENT INCOME:
INCOME
Interest.................  $     18,752  $    13,196  $    5,235   $   104,423    $    2,330    $     7,858   $   49,248
Dividends................     5,014,778*   1,167,523     249,949     1,305,318*       42,728*       710,516*      82,494*
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
    TOTAL INCOME.........     5,033,530    1,180,719     255,184     1,409,741        45,058        718,374      131,742
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
EXPENSES
Investment management
 fee.....................     1,107,331      345,051     166,478       894,674       105,425        380,212      119,809
Distribution fee
 (Class Y shares)........        41,227       27,500       4,933        40,540         8,984          5,257        4,159
Custodian fees...........         9,171        2,308      22,388        31,714         6,360          8,071       11,511
Professional fees........        11,297       10,481       9,434        11,093         9,949         11,935        9,621
Shareholder reports and
 notices.................        29,647       10,469       4,854        22,349       --               8,722        5,741
Trustees' fees and
 expenses................         2,155          652         190         1,826            89            370          237
Transfer agent fees and
 expenses................           250          250         250           250           250            250          250
Other....................         3,312        8,049         437         2,291           178          1,938          371
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
    TOTAL EXPENSES.......     1,204,390      404,760     208,964     1,004,737       131,235        416,755      151,699
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
    NET INVESTMENT INCOME
     (LOSS)..............     3,829,140      775,959      46,220       405,004       (86,177)       301,619      (19,957)
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS):
NET REALIZED GAIN (LOSS)
 ON:
Investments..............   (16,257,993)     867,748    (510,132)   (1,680,385)    1,523,643        (29,189)   1,474,979
Futures contracts........       --           --           --        (4,320,371)      --             --            --
Foreign exchange
 transactions............       --           --           --              (270)      --             (49,828)         (23)
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
      NET REALIZED GAIN
       (LOSS)............   (16,257,993)     867,748    (510,132)   (6,001,026)    1,523,643        (79,017)   1,474,956
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
NET CHANGE IN UNREALIZED
APPRECIATION/DEPRECIATION
 ON:
Investments..............    50,815,684   16,377,783   5,326,483    25,167,353     3,188,491      9,869,118    6,340,385
Future contracts.........       --           --           --           397,255       --             --            --
Translation of forward
 foreign currency
 contracts, other assets
 and liabilities
 denominated in foreign
 currencies..............       --           --           --               433       --              (7,454)      --
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
      NET APPRECIATION...    50,815,684   16,377,783   5,326,483    25,565,041     3,188,491      9,861,664    6,340,385
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
      NET GAIN...........    34,557,691   17,245,531   4,816,351    19,564,015     4,712,134      9,782,647    7,815,341
                           ------------  -----------  ----------   -----------    ----------    -----------   ----------
NET INCREASE.............  $ 38,386,831  $18,021,490  $4,862,571   $19,969,019    $4,625,957    $10,084,266   $7,795,384
                           ============  ===========  ==========   ===========    ==========    ===========   ==========

Morgan Stanley Select Dimensions Investment Series
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                     MONEY MARKET                    FLEXIBLE INCOME
                           --------------------------------  --------------------------------
                            FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                           MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                           JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002
                           -------------  -----------------  -------------  -----------------
                            (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
Net investment income....  $    643,392     $  2,519,398      $ 1,599,219     $  4,567,651
Net realized gain
 (loss)..................       --              --                172,620      (10,550,464)
Net change in unrealized
appreciation/depreciation...      --            --              3,563,885       11,409,322
                           ------------     ------------      -----------     ------------
    NET INCREASE
     (DECREASE)..........       643,392        2,519,398        5,335,724        5,426,509
                           ------------     ------------      -----------     ------------

DIVIDENDS TO SHAREHOLDERS
 FROM:
Net investment income
  Class X shares.........      (534,290)      (2,146,983)      (1,466,446)      (2,672,959)
  Class Y shares.........      (109,083)        (372,357)        (456,700)        (418,622)
                           ------------     ------------      -----------     ------------
    TOTAL DIVIDENDS......      (643,373)      (2,519,340)      (1,923,146)      (3,091,581)
                           ------------     ------------      -----------     ------------

Net increase (decrease)
 from transactions in
 shares of beneficial
 interest................   (25,452,755)     (13,661,167)       2,926,414        6,356,434
                           ------------     ------------      -----------     ------------

    TOTAL INCREASE
     (DECREASE)..........   (25,452,736)     (13,661,109)       6,338,992        8,691,362
NET ASSETS:
Beginning of period......   193,484,540      207,145,649       69,295,365       60,604,003
                           ------------     ------------      -----------     ------------
END OF PERIOD............  $168,031,804     $193,484,540      $75,634,357     $ 69,295,365
                           ============     ============      ===========     ============
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME
 (NET INVESTMENT LOSS)...  $        139     $        120      $   507,642     $    831,569
                           ============     ============      ===========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                   BALANCED GROWTH                      UTILITIES                      DIVIDEND GROWTH
                           --------------------------------  --------------------------------  --------------------------------
                            FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                           MONTHS ENDED         ENDED        MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                           JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002
                           -------------  -----------------  -------------  -----------------  -------------  -----------------
                            (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
Net investment income....   $ 1,040,581     $  2,880,732      $   980,142     $  3,200,225     $  3,829,140     $   8,840,107
Net realized gain
 (loss)..................     2,138,713       (9,229,020)        (208,594)     (23,753,026)     (16,257,993)      (39,482,430)
Net change in unrealized
appreciation/depreciation...    4,384,204     (7,609,088)       8,126,546       (4,884,473)      50,815,684       (60,956,564)
                            -----------     ------------      -----------     ------------     ------------     -------------
    NET INCREASE
     (DECREASE)..........     7,563,498      (13,957,376)       8,898,094      (25,437,274)      38,386,831       (91,598,887)
                            -----------     ------------      -----------     ------------     ------------     -------------

DIVIDENDS TO SHAREHOLDERS
 FROM:
Net investment income
  Class X shares.........    (1,040,644)      (2,731,171)        (834,945)      (2,803,574)      (3,480,679)       (8,353,169)
  Class Y shares.........      (177,930)        (281,828)        (144,122)        (356,108)        (348,458)         (486,953)
                            -----------     ------------      -----------     ------------     ------------     -------------
    TOTAL DIVIDENDS......    (1,218,574)      (3,012,999)        (979,067)      (3,159,682)      (3,829,137)       (8,840,122)
                            -----------     ------------      -----------     ------------     ------------     -------------

Net increase (decrease)
 from transactions in
 shares of beneficial
 interest................    (5,349,380)     (10,321,727)      (7,004,808)     (25,265,054)     (27,042,975)      (78,910,159)
                            -----------     ------------      -----------     ------------     ------------     -------------

    TOTAL INCREASE
     (DECREASE)..........       995,544      (27,292,102)         914,219      (53,862,010)       7,514,719      (179,349,168)
NET ASSETS:
Beginning of period......    97,172,928      124,465,030       77,573,495      131,435,505      370,990,500       550,339,668
                            -----------     ------------      -----------     ------------     ------------     -------------
END OF PERIOD............   $98,168,472     $ 97,172,928      $78,487,714     $ 77,573,495     $378,505,219     $ 370,990,500
                            ===========     ============      ===========     ============     ============     =============
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME
 (NET INVESTMENT LOSS)...   $   (87,881)    $     90,112      $   (11,787)    $    (12,862)    $         14     $          11
                            ===========     ============      ===========     ============     ============     =============

Morgan Stanley Select Dimensions Investment Series
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                  VALUE-ADDED MARKET                      GROWTH
                           --------------------------------  --------------------------------
                            FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                           MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                           JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002
                           -------------  -----------------  -------------  -----------------
                            (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
Net investment income
 (loss)..................  $    775,959     $  1,816,030      $    46,220     $     41,760
Net realized gain
 (loss)..................       867,748        3,420,730         (510,132)     (20,099,406)
Net change in unrealized
appreciation/depreciation...   16,377,783    (36,086,090)       5,326,483       (1,299,207)
                           ------------     ------------      -----------     ------------
    NET INCREASE
     (DECREASE)..........    18,021,490      (30,849,330)       4,862,571      (21,356,853)
                           ------------     ------------      -----------     ------------

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
  Class X shares.........    (1,481,946)      (1,937,562)         (41,761)        --
  Class Y shares.........      (312,854)        (163,395)         --              --
Net realized gain
  Class X shares.........    (2,267,155)        --                --              --
  Class Y shares.........      (533,709)        --                --              --
                           ------------     ------------      -----------     ------------
    TOTAL DIVIDENDS AND
     DISTRIBUTIONS.......    (4,595,664)      (2,100,957)         (41,761)        --
                           ------------     ------------      -----------     ------------

Net increase (decrease)
 from transactions in
 shares of beneficial
 interest................     2,113,786      (20,008,345)      (4,312,178)     (19,768,451)
                           ------------     ------------      -----------     ------------

    TOTAL INCREASE
     (DECREASE)..........    15,539,612      (52,958,632)         508,632      (41,125,304)
NET ASSETS:
Beginning of period......   139,907,811      192,866,443       43,354,244       84,479,548
                           ------------     ------------      -----------     ------------
END OF PERIOD............  $155,447,423     $139,907,811      $43,862,876     $ 43,354,244
                           ============     ============      ===========     ============
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME
 (NET INVESTMENT LOSS)...  $    797,448     $  1,816,289      $    46,219     $     41,760
                           ============     ============      ===========     ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                AMERICAN OPPORTUNITIES            CAPITAL OPPORTUNITIES                 GLOBAL EQUITY
                           --------------------------------  --------------------------------  --------------------------------
                            FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR      FOR THE SIX     FOR THE YEAR
                           MONTHS ENDED         ENDED        MONTHS ENDED         ENDED        MONTHS ENDED         ENDED
                           JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002  JUNE 30, 2003  DECEMBER 31, 2002
                           -------------  -----------------  -------------  -----------------  -------------  -----------------
                            (UNAUDITED)                       (UNAUDITED)                       (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
Net investment income
 (loss)..................  $    405,004     $  1,030,021      $   (86,177)    $   (343,046)     $   301,619     $    346,468
Net realized gain
 (loss)..................    (6,001,026)     (73,515,538)       1,523,643      (55,704,147)         (79,017)      (3,336,891)
Net change in unrealized
appreciation/depreciation...   25,565,041    (23,992,117)       3,188,491       28,089,327        9,861,664      (16,471,692)
                           ------------     ------------      -----------     ------------      -----------     ------------
    NET INCREASE
     (DECREASE)..........    19,969,019      (96,477,634)       4,625,957      (27,957,866)      10,084,266      (19,462,115)
                           ------------     ------------      -----------     ------------      -----------     ------------

DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
  Class X shares.........      (963,468)      (2,513,231)         --              --               (300,580)         (80,154)
  Class Y shares.........       (70,108)        (147,685)         --              --                (10,185)        --
Net realized gain
  Class X shares.........       --              --                --              --                --              --
  Class Y shares.........       --              --                --              --                --              --
                           ------------     ------------      -----------     ------------      -----------     ------------
    TOTAL DIVIDENDS AND
     DISTRIBUTIONS.......    (1,033,576)      (2,660,916)         --              --               (310,765)         (80,154)
                           ------------     ------------      -----------     ------------      -----------     ------------

Net increase (decrease)
 from transactions in
 shares of beneficial
 interest................   (27,273,014)     (89,896,539)      (2,629,633)     (10,307,026)      (7,560,650)     (23,468,339)
                           ------------     ------------      -----------     ------------      -----------     ------------

    TOTAL INCREASE
     (DECREASE)..........    (8,337,571)    (189,035,089)       1,996,324      (38,264,892)       2,212,851      (43,010,608)
NET ASSETS:
Beginning of period......   304,744,664      493,779,753       28,633,866       66,898,758       79,561,261      122,571,869
                           ------------     ------------      -----------     ------------      -----------     ------------
END OF PERIOD............  $296,407,093     $304,744,664      $30,630,190     $ 28,633,866      $81,774,112     $ 79,561,261
                           ============     ============      ===========     ============      ===========     ============
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME
 (NET INVESTMENT LOSS)...  $    403,609     $  1,032,181      $   (86,177)    $   --            $   282,368     $    291,514
                           ============     ============      ===========     ============      ===========     ============

                                  DEVELOPING GROWTH
                           --------------------------------
                            FOR THE SIX     FOR THE YEAR
                           MONTHS ENDED         ENDED
                           JUNE 30, 2003  DECEMBER 31, 2002
                           -------------  -----------------
                            (UNAUDITED)
INCREASE (DECREASE) IN
 NET ASSETS:
OPERATIONS:
Net investment income
 (loss)..................   $   (19,957)    $   (176,673)
Net realized gain
 (loss)..................     1,474,956      (18,055,817)
Net change in unrealized
appreciation/depreciation     6,340,385       (4,627,220)
                            -----------     ------------
    NET INCREASE
     (DECREASE)..........     7,795,384      (22,859,710)
                            -----------     ------------
DIVIDENDS AND
 DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income
  Class X shares.........       --              --
  Class Y shares.........       --              --
Net realized gain
  Class X shares.........       --              --
  Class Y shares.........       --              --
                            -----------     ------------
    TOTAL DIVIDENDS AND
     DISTRIBUTIONS.......       --              --
                            -----------     ------------
Net increase (decrease)
 from transactions in
 shares of beneficial
 interest................    (4,079,717)     (17,133,000)
                            -----------     ------------
    TOTAL INCREASE
     (DECREASE)..........     3,715,667      (39,992,710)
NET ASSETS:
Beginning of period......    48,493,547       88,486,257
                            -----------     ------------
END OF PERIOD............   $52,209,214     $ 48,493,547
                            ===========     ============
ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME
 (NET INVESTMENT LOSS)...   $   (19,957)    $   --
                            ===========     ============

Morgan Stanley Select Dimensions Investment Series
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

                                        MONEY MARKET                          FLEXIBLE INCOME
                           --------------------------------------  --------------------------------------
                             FOR THE SIX         FOR THE YEAR        FOR THE SIX         FOR THE YEAR
                             MONTHS ENDED           ENDED            MONTHS ENDED           ENDED
                            JUNE 30, 2003     DECEMBER 31, 2002     JUNE 30, 2003     DECEMBER 31, 2002
                           ----------------  --------------------  ----------------  --------------------
                             (UNAUDITED)                             (UNAUDITED)
CLASS X SHARES
SHARES
Sold.....................      33,230,240         119,285,645            591,359            1,401,928
Reinvestment of
 dividends...............         534,290           2,146,983            197,156              383,157
Redeemed.................     (62,056,391)       (144,910,533)        (1,026,572)          (2,348,029)
                             ------------       -------------        -----------         ------------
NET DECREASE - CLASS X...     (28,291,861)        (23,477,905)          (238,057)            (562,944)
                             ============       =============        ===========         ============
AMOUNT
Sold.....................    $ 33,230,240       $ 119,285,645        $ 4,379,387         $  9,828,447
Reinvestment of
 dividends...............         534,290           2,146,983          1,466,446            2,672,959
Redeemed.................     (62,056,391)       (144,910,533)        (7,616,293)         (16,427,076)
                             ------------       -------------        -----------         ------------
NET DECREASE - CLASS X...    $(28,291,861)      $ (23,477,905)       $(1,770,460)        $ (3,925,670)
                             ============       =============        ===========         ============

CLASS Y SHARES
SHARES
Sold.....................      37,543,918          48,033,474            875,617            1,657,735
Reinvestment of
 dividends...............         109,083             372,357             61,501               59,826
Redeemed.................     (34,813,895)        (38,589,093)          (301,007)            (244,617)
                             ------------       -------------        -----------         ------------
NET INCREASE - CLASS Y...       2,839,106           9,816,738            636,111            1,472,944
                             ============       =============        ===========         ============
AMOUNT
Sold.....................    $ 37,543,918       $  48,033,474        $ 6,474,994         $ 11,579,296
Reinvestment of
 dividends...............         109,083             372,357            456,700              418,622
Redeemed.................     (34,813,895)        (38,589,093)        (2,234,820)          (1,715,814)
                             ------------       -------------        -----------         ------------
NET INCREASE - CLASS Y...    $  2,839,106       $   9,816,738        $ 4,696,874         $ 10,282,104
                             ============       =============        ===========         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                      BALANCED GROWTH                            UTILITIES                 DIVIDEND GROWTH
                           --------------------------------------  --------------------------------------  ----------------
                             FOR THE SIX         FOR THE YEAR        FOR THE SIX         FOR THE YEAR        FOR THE SIX
                             MONTHS ENDED           ENDED            MONTHS ENDED           ENDED            MONTHS ENDED
                            JUNE 30, 2003     DECEMBER 31, 2002     JUNE 30, 2003     DECEMBER 31, 2002     JUNE 30, 2003
                           ----------------  --------------------  ----------------  --------------------  ----------------
                             (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
CLASS X SHARES
SHARES
Sold.....................         331,528             724,016            116,344              301,789           1,058,952
Reinvestment of
 dividends...............          81,039             205,346             61,470              197,658             287,846
Redeemed.................      (1,080,115)         (2,119,779)          (737,182)          (2,380,363)         (4,308,967)
                             ------------        ------------        -----------         ------------        ------------
NET DECREASE - CLASS X...        (667,548)         (1,190,417)          (559,368)          (1,880,916)         (2,962,169)
                             ============        ============        ===========         ============        ============
AMOUNT
Sold.....................    $  4,207,461        $  9,873,756        $ 1,556,790         $  4,375,976        $ 12,759,823
Reinvestment of
 dividends...............       1,040,644           2,731,171            834,945            2,803,574           3,480,679
Redeemed.................     (13,535,564)        (28,467,516)        (9,727,967)         (33,881,020)        (50,826,083)
                             ------------        ------------        -----------         ------------        ------------
NET DECREASE - CLASS X...    $ (8,287,459)       $(15,862,589)       $(7,336,232)        $(26,701,470)       $(34,585,581)
                             ============        ============        ===========         ============        ============

CLASS Y SHARES
SHARES
Sold.....................         323,354             560,381            194,628              335,317             870,634
Reinvestment of
 dividends...............          13,824              21,469             10,632               25,390              28,678
Redeemed.................        (105,464)           (179,996)          (171,279)            (273,414)           (271,512)
                             ------------        ------------        -----------         ------------        ------------
NET INCREASE - CLASS Y...         231,714             401,854             33,981               87,293             627,800
                             ============        ============        ===========         ============        ============
AMOUNT
Sold.....................    $  4,088,523        $  7,630,860        $ 2,553,030         $  4,899,620        $ 10,425,872
Reinvestment of
 dividends...............         177,930             281,828            144,122              356,108             348,458
Redeemed.................      (1,328,374)         (2,371,826)        (2,365,728)          (3,819,312)         (3,231,724)
                             ------------        ------------        -----------         ------------        ------------
NET INCREASE - CLASS Y...    $  2,938,079        $  5,540,862        $   331,424         $  1,436,416        $  7,542,606
                             ============        ============        ===========         ============        ============

                             DIVIDEND GROWTH
                           --------------------
                               FOR THE YEAR
                                  ENDED
                            DECEMBER 31, 2002
                           --------------------

CLASS X SHARES
SHARES
Sold.....................         1,816,448
Reinvestment of
 dividends...............           644,042
Redeemed.................        (9,442,311)
                              -------------
NET DECREASE - CLASS X...        (6,981,821)
                              =============
AMOUNT
Sold.....................     $  24,354,692
Reinvestment of
 dividends...............         8,353,169
Redeemed.................      (124,347,345)
                              -------------
NET DECREASE - CLASS X...     $ (91,639,484)
                              =============
CLASS Y SHARES
SHARES
Sold.....................         1,428,587
Reinvestment of
 dividends...............            38,352
Redeemed.................          (522,959)
                              -------------
NET INCREASE - CLASS Y...           943,980
                              =============
AMOUNT
Sold.....................     $  19,114,664
Reinvestment of
 dividends...............           486,953
Redeemed.................        (6,872,292)
                              -------------
NET INCREASE - CLASS Y...     $  12,729,325
                              =============

Morgan Stanley Select Dimensions Investment Series
FINANCIAL STATEMENTS CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS CONTINUED
SUMMARY OF TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST CONTINUED

                                     VALUE-ADDED MARKET                            GROWTH
                           --------------------------------------  --------------------------------------
                             FOR THE SIX         FOR THE YEAR        FOR THE SIX         FOR THE YEAR
                             MONTHS ENDED           ENDED            MONTHS ENDED           ENDED
                            JUNE 30, 2003     DECEMBER 31, 2002     JUNE 30, 2003     DECEMBER 31, 2002
                           ----------------  --------------------  ----------------  --------------------
                             (UNAUDITED)                             (UNAUDITED)
CLASS X SHARES
SHARES
Sold.....................         519,156           1,005,911            182,197              395,097
Reinvestment of dividends
 and distributions.......         214,234             107,048              3,325            --
Redeemed.................      (1,165,731)         (2,997,915)          (657,170)          (2,005,315)
                             ------------        ------------        -----------         ------------
NET DECREASE - CLASS X...        (432,341)         (1,884,956)          (471,648)          (1,610,218)
                             ============        ============        ===========         ============
AMOUNT
Sold.....................    $  8,657,790        $ 17,757,380        $ 2,146,418         $  5,105,430
Reinvestment of dividends
 and distributions.......       3,749,101           1,937,562             41,761            --
Redeemed.................     (18,757,396)        (50,407,468)        (7,495,848)         (25,381,091)
                             ------------        ------------        -----------         ------------
NET DECREASE - CLASS X...    $ (6,350,505)       $(30,712,526)       $(5,307,669)        $(20,275,661)
                             ============        ============        ===========         ============

CLASS Y SHARES
SHARES
Sold.....................         646,106             942,345            126,340              136,527
Reinvestment of dividends
 and distributions.......          48,653               9,062           --                  --
Redeemed.................        (190,258)           (334,532)           (43,016)            (103,816)
                             ------------        ------------        -----------         ------------
NET INCREASE - CLASS Y...         504,501             616,875             83,324               32,711
                             ============        ============        ===========         ============
AMOUNT
Sold.....................    $ 10,591,748        $ 16,143,557        $ 1,483,820         $  1,832,084
Reinvestment of dividends
 and distributions.......         846,563             163,395           --                  --
Redeemed.................      (2,974,020)         (5,602,771)          (488,329)          (1,324,874)
                             ------------        ------------        -----------         ------------
NET INCREASE - CLASS Y...    $  8,464,291        $ 10,704,181        $   995,491         $    507,210
                             ============        ============        ===========         ============

                       SEE NOTES TO FINANCIAL STATEMENTS

                                   AMERICAN OPPORTUNITIES                  CAPITAL OPPORTUNITIES            GLOBAL EQUITY
                           --------------------------------------  --------------------------------------  ----------------
                             FOR THE SIX         FOR THE YEAR        FOR THE SIX         FOR THE YEAR        FOR THE SIX
                             MONTHS ENDED           ENDED            MONTHS ENDED           ENDED            MONTHS ENDED
                            JUNE 30, 2003     DECEMBER 31, 2002     JUNE 30, 2003     DECEMBER 31, 2002     JUNE 30, 2003
                           ----------------  --------------------  ----------------  --------------------  ----------------
                             (UNAUDITED)                             (UNAUDITED)                             (UNAUDITED)
CLASS X SHARES
SHARES
Sold.....................         613,537           1,385,445            168,000              589,277             244,880
Reinvestment of
 dividends...............          77,139             186,580           --                  --                     25,048
Redeemed.................      (3,595,495)         (8,935,569)          (768,508)          (2,238,406)         (1,043,887)
                             ------------       -------------        -----------         ------------        ------------
NET DECREASE - CLASS X...      (2,904,819)         (7,363,544)          (600,508)          (1,649,129)           (773,959)
                             ============       =============        ===========         ============        ============
AMOUNT
Sold.....................    $  7,266,045       $  18,386,151        $   985,591         $  4,328,497        $  2,640,404
Reinvestment of
 dividends...............         963,468           2,513,231           --                  --                    300,580
Redeemed.................     (41,903,782)       (117,722,907)        (4,369,861)         (15,590,037)        (11,074,454)
                             ------------       -------------        -----------         ------------        ------------
NET DECREASE - CLASS X...    $(33,674,269)      $ (96,823,525)       $(3,384,270)        $(11,261,540)       $ (8,133,470)
                             ============       =============        ===========         ============        ============

CLASS Y SHARES
SHARES
Sold.....................         861,336           1,117,040            302,751              711,761             101,596
Reinvestment of
 dividends...............           5,636              10,997           --                  --                        852
Redeemed.................        (327,635)           (605,031)          (173,589)            (685,448)            (51,187)
                             ------------       -------------        -----------         ------------        ------------
NET INCREASE - CLASS Y...         539,337             523,006            129,162               26,313              51,261
                             ============       =============        ===========         ============        ============
AMOUNT
Sold.....................    $ 10,156,945       $  14,735,675        $ 1,724,140         $  5,340,206        $  1,104,786
Reinvestment of
 dividends...............          70,108             147,685           --                  --                     10,185
Redeemed.................      (3,825,798)         (7,956,374)          (969,503)          (4,385,692)           (542,151)
                             ------------       -------------        -----------         ------------        ------------
NET INCREASE - CLASS Y...    $  6,401,255       $   6,926,986        $   754,637         $    954,514        $    572,820
                             ============       =============        ===========         ============        ============

                              GLOBAL EQUITY                DEVELOPING GROWTH
                           --------------------  --------------------------------------
                               FOR THE YEAR        FOR THE SIX         FOR THE YEAR
                                  ENDED            MONTHS ENDED           ENDED
                            DECEMBER 31, 2002     JUNE 30, 2003     DECEMBER 31, 2002
                           --------------------  ----------------  --------------------
                                                   (UNAUDITED)
CLASS X SHARES
SHARES
Sold.....................           331,885            185,903              263,100
Reinvestment of
 dividends...............             6,608           --                  --
Redeemed.................        (2,462,599)          (615,385)          (1,636,123)
                               ------------        -----------         ------------
NET DECREASE - CLASS X...        (2,124,106)          (429,482)          (1,373,023)
                               ============        ===========         ============
AMOUNT
Sold.....................      $  3,897,393        $ 2,260,349         $  3,579,933
Reinvestment of
 dividends...............            80,154           --                  --
Redeemed.................       (28,327,330)        (7,341,646)         (21,293,539)
                               ------------        -----------         ------------
NET DECREASE - CLASS X...      $(24,349,783)       $(5,081,297)        $(17,713,606)
                               ============        ===========         ============
CLASS Y SHARES
SHARES
Sold.....................           149,454            112,322              113,513
Reinvestment of
 dividends...............         --                  --                  --
Redeemed.................           (73,439)           (26,893)             (73,538)
                               ------------        -----------         ------------
NET INCREASE - CLASS Y...            76,015             85,429               39,975
                               ============        ===========         ============
AMOUNT
Sold.....................      $  1,721,233        $ 1,320,100         $  1,497,355
Reinvestment of
 dividends...............         --                  --                  --
Redeemed.................          (839,789)          (318,520)            (916,749)
                               ------------        -----------         ------------
NET INCREASE - CLASS Y...      $    881,444        $ 1,001,580         $    580,606
                               ============        ===========         ============

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Select Dimensions Investment Series (the "Fund") is registered under the Investment Company Act of 1940 as amended (the "Act"), as a diversified, open-end management investment company. The shares of the Fund are only sold to Hartford Life Insurance Company and Hartford Life and Annuity Insurance Company for allocation to certain of its separate accounts to fund variable annuity contracts and variable life insurance policies they issue.

The Fund, which consists of 11 separate portfolios ("Portfolios"), was organized on June 2, 1994, as a Massachusetts business trust and commenced operations on November 9, 1994, with the exception of Capital Opportunities which commenced operations on January 21, 1997.

On July 24, 2000, the Fund commenced offering one additional class of shares (Class Y shares). The two classes are identical except that Class Y shares incur distribution expenses. Class X shares are generally available to holders of contracts offered before May 1, 2000. Class Y shares are available to holders of contracts offered on or after July 24, 2000.

The investment objectives of each Portfolio are as follows:

        PORTFOLIO                          INVESTMENT OBJECTIVE
       Money Market         Seeks high current income, preservation of capital
                            and liquidity by investing in short-term money
                            market instruments.
Flexible Income (formerly   Seeks, as a primary objective, to earn a high
    Diversified Income)     level of current income and, as a secondary
                            objective, to maximize total return, but only to
                            the extent consistent with its primary objective.
                            Prior to May 1, 2003, Flexible Income sought its
                            secondary objective by equally allocating its
                            assets among three separate groupings of fixed
                            income securities.
     Balanced Growth        Seeks to achieve capital growth with reasonable
                            current income by investing primarily in common
                            stock of companies which have a record of paying
                            dividends and have the potential for increasing
                            dividends, investment grade corporate debt
                            securities, asset-backed securities and U.S.
                            government securities.
        Utilities           Seeks both capital appreciation and current income
                            by investing in equity and fixed income securities
                            of companies in the utilities industry.
     Dividend Growth        Seeks to provide reasonable current income and
                            long-term growth of income and capital by
                            investing primarily in common stock of companies
                            with a record of paying dividends and the
                            potential for increasing dividends.

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

        PORTFOLIO                          INVESTMENT OBJECTIVE
    Value-Added Market      Seeks to achieve a high level of total return on
                            its assets through a combination of capital
                            appreciation and current income by investing, on
                            an equally-weighted basis, in a diversified
                            portfolio of common stocks of the companies which
                            are represented in the Standard & Poor's 500
                            Composite Stock Price Index.
          Growth            Seeks long-term growth of capital by investing
                            primarily in common stocks and securities
                            convertible into common stocks issued by domestic
                            and foreign companies.
  American Opportunities    Seeks long-term capital growth consistent with an
                            effort to reduce volatility by investing
                            principally in common stock of companies in
                            industries which, at the time of the investment,
                            are believed to have attractive earnings
                            potential.
  Capital Opportunities     Seeks long-term capital growth by investing
                            primarily in equity securities of medium-sized
                            companies with market capitalization's within the
                            capitalization range of companies comprising the
                            Standard & Poor's Mid-Cap 400 Index.
      Global Equity         Seeks to obtain total return on its assets
                            primarily through long-term capital growth and, to
                            a lesser extent, from income, through investments
                            in equity securities of companies located in
                            various countries around the world.
    Developing Growth       Seeks long-term capital growth by investing
                            primarily in equity securities of smaller and
                            medium-sized companies that have the potential for
                            growing more rapidly than the economy.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Money Market: securities are valued at amortized cost which approximates market value. All remaining Portfolios: (1) an equity security listed or traded on the New York or American Stock Exchange, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures contracts are valued at the latest price published by the commodities exchange on which they trade;
(6) when market quotations are not readily available, including circumstances under which it is determined by Morgan

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

Stanley Investment Advisors Inc. (the "Investment Manager") or (in the case of Growth) by Morgan Stanley Investment Management Inc. ("MSIM"), that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (7) certain securities may be valued by an outside pricing service approved by the Trustees; and
(8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Interest income is accrued daily except where collection is not expected. The Fund amortizes premiums and accretes discounts over the life of the respective securities.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Portfolios, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations. The Portfolio may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows:
(1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply individually for each Portfolio with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. EXPENSES -- Direct expenses are charged to the respective Portfolio and general Fund expenses are allocated on the basis of relative net assets or equally among the Portfolios.

J. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to each Portfolio's net assets determined at the close of each business day:

                                             ANNUAL
PORTFOLIO                                     RATE
---------                             --------------------
Money Market........................          0.50%
Flexible Income.....................          0.40
Balanced Growth.....................          0.60
Utilities...........................          0.65
Dividend Growth.....................       *
Value-Added Market..................          0.50
                                             ANNUAL
PORTFOLIO                                     RATE
---------                             --------------------
Growth..............................          0.80%
American Opportunities..............       **
Capital Opportunities...............          0.75
Global Equity.......................          1.00
Developing Growth...................          0.50

------------------

 * 0.625% to the portion of daily net assets not exceeding $500 million; 0.50% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion and 0.475% to the portion of daily net assets exceeding $1 billion.
 ** 0.625% to the portion of daily net assets not exceeding $500 million; 0.60% to the portion of daily net assets exceeding $500 million, but not exceeding $1 billion and 0.575% to the portion of daily net assets exceeding $1 billion.

Under a Sub-Advisory Agreement between MSIM and the Investment Manager, MSIM provides Growth with investment advice and portfolio management relating to the Portfolio's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays MSIM monthly compensation equal to 40% of its monthly compensation.

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. Under the Plan, Class Y shares of each Portfolio bear a distribution fee which is accrued daily and paid monthly at the annual rate of 0.25% of the average daily net assets of the class.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
Purchases and sales/maturities of portfolio securities, excluding short-term investments (except for the Money Market Portfolio), for the six months ended June 30, 2003 were as follows:

                                       U.S. GOVERNMENT SECURITIES                 OTHER
                                      -----------------------------  -------------------------------
                                       PURCHASES   SALES/MATURITIES    PURCHASES    SALES/MATURITIES
                                      -----------  ----------------  -------------  ----------------
Money Market........................  $95,901,881    $113,953,706    $633,256,801     $641,973,028
Flexible Income.....................   44,418,849      45,841,562      34,604,962       33,432,193
Balanced Growth.....................    4,655,445       2,461,691      51,608,397       58,459,818
Utilities...........................       27,335         415,599      39,222,422       44,316,486
Dividend Growth.....................      --             --            64,044,534       89,739,125
Value-Added Market..................      --             --            23,873,243       24,506,178
Growth..............................      --             --            29,425,758       32,842,006
American Opportunities..............      --             --           356,436,941      372,536,277
Capital Opportunities...............      --             --            19,213,795       22,098,779
Global Equity.......................      --             --            10,978,675       19,207,424
Developing Growth...................      --             --            55,329,144       58,575,528

The following Portfolios had transactions in Hartford Financial Services Group, Inc., an affiliate of the Fund:

                                                          NET REALIZED
                                     PURCHASES    SALES      GAINS
                                     ----------  -------  ------------
Balanced Growth....................  $   29,965  $69,919     $5,817
Dividend Growth....................   1,510,600    4,857        307
Value-Added Market.................       9,106    --        --

Included in the aforementioned purchases of portfolio securities of Value-Added Market are purchases of Morgan Stanley, an affiliate of the Investment Manager and Distributor, of $30,043.

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

The following Portfolios had transactions with other Morgan Stanley Funds during the six months ended June 30, 2003:

                                                           NET REALIZED
                                     PURCHASES   SALES    GAINS (LOSSES)
                                     ---------  --------  --------------
Utilities..........................  $322,700      --         --
Value-Added Market.................    20,980      --         --
American Opportunities.............   328,138   $233,502     $(8,587)
Capital Opportunities..............    18,600    176,020      11,238
Developing Growth..................    49,248     13,161       1,970

Included in the payable for investments purchased at June 30, 2003 for American Opportunities is $1,159,393 for unsettled trades with Morgan Stanley &
Co., Inc., an affiliate of the Investment Manager and Distributor.

For the six months ended June 30, 2003, the following Portfolios incurred brokerage commissions with Morgan Stanley & Co., Inc., for executed portfolio transactions:

BALANCED             DIVIDEND            AMERICAN        CAPITAL     GLOBAL  DEVELOPING
 GROWTH   UTILITIES   GROWTH   GROWTH  OPPORTUNITIES  OPPORTUNITIES  EQUITY    GROWTH
--------  ---------  --------  ------  -------------  -------------  ------  ----------
 $1,985    $43,191    $2,475    $632      $98,843         $1,067     $6,881    $6,973
 ======    =======    ======    ====      =======         ======     ======    ======

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.

5. FEDERAL INCOME TAX STATUS
At December 31, 2002, the following Portfolios had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                                   (AMOUNTS IN THOUSANDS)
                                      ------------------------------------------------
   AVAILABLE THROUGH DECEMBER 31,     2006  2007   2008      2009     2010     TOTAL
------------------------------------  ----  ----  -------  --------  -------  --------
Flexible Income.....................  $153  $941  $ 1,681  $  2,688  $ 6,964  $ 12,427
Balanced Growth.....................   --    --       837        66   16,575    17,478
Utilities...........................   --    --     --       20,814   21,143    41,957
Dividend Growth.....................   --    --    83,533    21,046   58,750   163,329
Growth..............................   --    --     --       15,101   16,390    31,491
American Opportunities..............   --    --     --      209,504   73,725   283,229
Capital Opportunities...............   --    --       937    42,667   58,131   101,735
Global Equity.......................   --    --     --        6,731    2,663     9,394
Developing Growth...................   --    --     --       39,250   18,312    57,562

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

Net capital and foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolios' next taxable year. The following Portfolios incurred and will elect to defer post-October losses during fiscal 2002: Flexible Income -- $3,730,000; Utilities -- $265,000; Dividend Growth -- $4,523,000; Growth --
$809,000; American Opportunities -- $3,123,000; Capital Opportunities -- $14,000; Global Equity -- $1,061,000; Developing Growth -- $410,000.

At December 31, 2002, the primary reason(s) for significant temporary book/tax differences were as follows:

                                        TEMPORARY DIFFERENCES
                                      -------------------------
                                        POST-         LOSS
                                       OCTOBER   DEFERRALS FROM
                                       LOSSES      WASH SALES
                                      ---------  --------------
Flexible Income.....................        -
Balanced Growth.....................                       -
Utilities...........................        -              -
Dividend Growth.....................        -              -
Value-Added Market..................                       -
Growth..............................        -              -
American Opportunities..............        -              -
Capital Opportunities...............        -              -
Global Equity.......................        -              -
Developing Growth...................        -              -

Additionally, Flexible Income had temporary differences attributable to interest on bonds in default and Flexible Income, Balanced Growth and Utilities had temporary differences attributable to book amortization of premiums/discounts on debt securities.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
Some of the Portfolios may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolios bear the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

Morgan Stanley Select Dimensions Investment Series
NOTES TO FINANCIAL STATEMENTS / / JUNE 30, 2003 (UNAUDITED) CONTINUED

At June 30, 2003, Flexible Income and American Opportunities had outstanding forward contracts.

Some of the Portfolios may purchase and sell interest rate and index futures ("futures contracts") to facilitate trading, increase or decrease the Portfolio's market exposure, seek higher investment returns, or to seek to protect against a decline in the value of the Portfolios securities or an increase in prices of securities that may be purchased.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the value of the underlying securities.

At June 30, 2003, Flexible Income, Balanced Growth and American Opportunities had outstanding futures contracts.

7. SUBSEQUENT EVENT
Effective July 31, 2003, The Board of Trustees of the Fund approved an amended and restated Distribution Agreement between the Fund and the Distributor, thereby no longer offering its shares exclusively to Hartford Life Insurance Company or Hartford Life and Annuity Insurance Company.

                 (This page has been intentionally left blank.)

Morgan Stanley Select Dimensions Investment Series
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                          NET ASSET
FOR THE YEAR                VALUE         NET         NET REALIZED    TOTAL FROM    DIVIDENDS
ENDED                     BEGINNING    INVESTMENT    AND UNREALIZED   INVESTMENT        TO
DECEMBER 31               OF PERIOD      INCOME       GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------               ---------   ------------   --------------   ----------   ------------
MONEY MARKET
CLASS X SHARES
1998....................   $ 1.00        $ 0.05          --             $ 0.05       $ (0.05)
1999....................     1.00          0.05          --               0.05         (0.05)
2000(a).................     1.00          0.06*         --               0.06         (0.06)
2001....................     1.00          0.04*         --               0.04         (0.04)
2002....................     1.00          0.01*         --               0.01         (0.01)
2003(c).................     1.00         0.004*         --              0.004        (0.004)
CLASS Y SHARES
2000(b).................     1.00          0.03*         --               0.03         (0.03)
2001....................     1.00          0.04*         --               0.04         (0.04)
2002....................     1.00          0.01*         --               0.01         (0.01)
2003(c).................     1.00         0.002*         --              0.002        (0.002)
FLEXIBLE INCOME
CLASS X SHARES
1998....................    10.29          0.79          $(0.37)          0.42         (0.77)
1999....................     9.93          0.78           (0.96)         (0.18)        (0.77)
2000(a).................     8.96          0.76*          (1.15)         (0.39)        (0.65)
2001....................     7.83          0.56*          (0.88)         (0.32)        (0.42)
2002....................     6.99          0.51*           0.08           0.59         (0.35)
2003(c).................     7.23          0.17*           0.38           0.55         (0.20)
CLASS Y SHARES
2000(b).................     8.58          0.33*          (0.73)         (0.40)        (0.33)
2001....................     7.81          0.52*          (0.86)         (0.34)        (0.41)
2002....................     6.97          0.48*           0.10           0.58         (0.33)
2003(c).................     7.22          0.16*           0.37           0.53         (0.19)
BALANCED GROWTH
CLASS X SHARES
1998....................    15.03          0.44            1.68           2.12         (0.43)
1999....................    16.38          0.48            0.15           0.63         (0.48)
2000(a).................    14.63          0.47*           0.42           0.89         (0.51)
2001....................    14.90          0.44*          (0.28)          0.16         (0.44)
2002....................    14.62          0.36*          (2.02)         (1.66)        (0.38)
2003(c).................    12.58          0.14*           0.92           1.06         (0.17)
CLASS Y SHARES
2000(b).................    13.67          0.18*           1.25           1.43         (0.22)
2001....................    14.88          0.39*          (0.27)          0.12         (0.41)
2002....................    14.59          0.32*          (2.01)         (1.69)        (0.34)
2003(c).................    12.56          0.13*           0.91           1.04         (0.16)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                              RATIOS TO AVERAGE
                                                                                                 NET ASSETS
                                              TOTAL       NET ASSET            NET ASSETS   ---------------------
FOR THE YEAR              DISTRIBUTIONS     DIVIDENDS       VALUE                END OF                   NET       PORTFOLIO
ENDED                          TO              AND         END OF      TOTAL     PERIOD                INVESTMENT   TURNOVER
DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+   (000'S)     EXPENSES     INCOME       RATE
-----------               -------------   -------------   ---------   -------  ----------   --------   ----------   ---------
MONEY MARKET
CLASS X SHARES
1998....................     --              $ (0.05)      $ 1.00       5.16%   $120,185      0.55%       5.02%        N/A
1999....................     --                (0.05)        1.00       4.78     135,675      0.54        4.67         N/A
2000(a).................     --                (0.06)        1.00       5.98     118,274      0.55        5.80         N/A
2001....................     --                (0.04)        1.00       3.88     175,957      0.52        3.63         N/A
2002....................     --                (0.01)        1.00       1.34     152,479      0.52        1.34         N/A
2003(c).................     --               (0.004)        1.00       0.38(1)   124,187     0.53(2)     0.76(2)      N/A
CLASS Y SHARES
2000(b).................     --                (0.03)        1.00       2.58(1)     2,673     0.80(2)     5.55(2)      N/A
2001....................     --                (0.04)        1.00       3.62      31,189      0.77        3.38         N/A
2002....................     --                (0.01)        1.00       1.09      41,006      0.77        1.09         N/A
2003(c).................     --               (0.002)        1.00       0.25(1)    43,845     0.78(2)     0.51(2)      N/A
FLEXIBLE INCOME
CLASS X SHARES
1998....................     $(0.01)           (0.78)        9.93       4.22      93,991      0.49        7.92         111%
1999....................      (0.02)++         (0.79)        8.96      (1.83)     86,270      0.48        8.31          69
2000(a).................      (0.09)++         (0.74)        7.83      (4.74)     69,443      0.47        8.92          33
2001....................      (0.10)++         (0.52)        6.99      (4.06)     56,745      0.49        7.48         114
2002....................     --                (0.35)        7.23       8.67      54,669      0.50        7.26         115
2003(c).................       0.00            (0.20)        7.58       7.66(1)    55,494     0.52(2)     4.49(2)      127(1)
CLASS Y SHARES
2000(b).................      (0.04)++         (0.37)        7.81      (4.68)(1)       602    0.72(2)     9.23(2)       33
2001....................      (0.09)++         (0.50)        6.97      (4.41)      3,859      0.74        7.23         114
2002....................     --                (0.33)        7.22       8.59      14,626      0.75        7.01         115
2003(c).................       0.00            (0.19)        7.56       7.40(1)    20,140     0.77(2)     4.24(2)      127(1)
BALANCED GROWTH
CLASS X SHARES
1998....................      (0.34)           (0.77)       16.38      14.41     107,852      0.71        2.87          93
1999....................      (1.90)           (2.38)       14.63       3.52     128,299      0.64        3.10          37
2000(a).................      (0.11)           (0.62)       14.90       6.37     120,911      0.64        3.29          39
2001....................     --                (0.44)       14.62       1.21     116,002      0.64        2.95          71
2002....................     --                (0.38)       12.58     (11.49)     84,846      0.66        2.58         161
2003(c).................     --                (0.17)       13.47       8.50(1)    81,856     0.67(2)     2.28(2)       60(1)
CLASS Y SHARES
2000(b).................     --                (0.22)       14.88      10.55(1)     1,455     0.86(2)     2.90(2)       39
2001....................     --                (0.41)       14.59       0.86       8,463      0.89        2.70          71
2002....................     --                (0.34)       12.56     (11.66)     12,327      0.91        2.33         161
2003(c).................     --                (0.16)       13.44       8.31(1)    16,313     0.92(2)     2.03(2)       60(1)

Morgan Stanley Select Dimensions Investment Series
FINANCIAL HIGHLIGHTS CONTINUED

                          NET ASSET
FOR THE YEAR                VALUE         NET         NET REALIZED    TOTAL FROM    DIVIDENDS
ENDED                     BEGINNING    INVESTMENT    AND UNREALIZED   INVESTMENT        TO
DECEMBER 31               OF PERIOD      INCOME       GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------               ---------   ------------   --------------   ----------   ------------
UTILITIES
CLASS X SHARES
1998....................   $15.84        $ 0.37          $ 3.06         $ 3.43       $ (0.37)
1999....................    18.71          0.34            7.69           8.03         (0.34)
2000(a).................    26.25          0.38*          (0.79)         (0.41)        (0.40)
2001....................    23.99          0.43*          (6.45)         (6.02)        (0.45)
2002....................    17.10          0.47*          (3.93)         (3.46)        (0.48)
2003(c).................    13.16          0.18*           1.46           1.64         (0.18)
CLASS Y SHARES
2000(b).................    26.06          0.15*          (2.04)         (1.89)        (0.18)
2001....................    23.99          0.40*          (6.48)         (6.08)        (0.40)
2002....................    17.09          0.44*          (3.93)         (3.49)        (0.45)
2003(c).................    13.15          0.16*           1.47           1.63         (0.17)
DIVIDEND GROWTH
CLASS X SHARES
1998....................    19.57          0.39            3.38           3.77         (0.39)
1999....................    22.05          0.40           (0.10)          0.30         (0.40)
2000(a).................    19.92          0.33*           0.05           0.38         (0.37)
2001....................    15.85          0.27*          (1.13)         (0.86)        (0.28)
2002....................    14.71          0.26*          (2.88)         (2.62)        (0.26)
2003 (c)................    11.83          0.13*           1.21           1.34         (0.13)
CLASS Y SHARES
2000(b).................    14.14          0.10*           1.73           1.83         (0.13)
2001....................    15.84          0.23*          (1.13)         (0.90)        (0.25)
2002....................    14.69          0.23*          (2.88)         (2.65)        (0.23)
2003(c).................    11.81          0.12*           1.21           1.33         (0.12)
VALUE-ADDED MARKET
CLASS X SHARES
1998....................    17.56          0.22            1.90           2.12         (0.22)
1999....................    19.19          0.22            2.08           2.30         (0.22)
2000(a).................    20.54          0.26*           1.95           2.21         (0.09)
2001....................    20.75          0.22*          (0.56)         (0.34)        (0.19)
2002....................    19.12          0.19*          (3.22)         (3.03)        (0.21)
2003(c).................    15.88          0.09*           2.06           2.15         (0.21)
CLASS Y SHARES
2000(b).................    18.74          0.09*           1.89           1.98        --
2001....................    20.72          0.16*          (0.55)         (0.39)        (0.18)
2002....................    19.05          0.16*          (3.22)         (3.06)        (0.20)
2003(c).................    15.79          0.07*           2.05           2.12         (0.19)

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                              RATIOS TO AVERAGE
                                                                                                 NET ASSETS
                                              TOTAL       NET ASSET            NET ASSETS   ---------------------
FOR THE YEAR              DISTRIBUTIONS     DIVIDENDS       VALUE                END OF                   NET       PORTFOLIO
ENDED                          TO              AND         END OF      TOTAL     PERIOD                INVESTMENT   TURNOVER
DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+   (000'S)     EXPENSES     INCOME       RATE
-----------               -------------   -------------   ---------   -------  ----------   --------   ----------   ---------
UTILITIES
CLASS X SHARES
1998....................     $(0.19)         $ (0.56)      $18.71      22.23%   $ 85,683      0.71%       2.21%         19%
1999....................      (0.15)           (0.49)       26.25      43.71     165,368      0.70        1.63          31
2000(a).................      (1.45)           (1.85)       23.99      (1.91)    196,489      0.69        1.43          32
2001....................      (0.42)           (0.87)       17.10     (25.51)    118,964      0.69        2.15          49
2002....................     --                (0.48)       13.16     (20.37)     66,825      0.70        3.22          77
2003(c).................     --                (0.18)       14.62      12.58(1)    66,052     0.70(2)     2.68(2)       55(1)
CLASS Y SHARES
2000(b).................     --                (0.18)       23.99      (7.26)(1)     5,494    0.95(2)     1.40(2)       32
2001....................      (0.42)           (0.82)       17.09     (25.69)     12,471      0.94        1.90          49
2002....................     --                (0.45)       13.15     (20.58)     10,749      0.95        2.97          77
2003(c).................     --                (0.17)       14.61      12.46(1)    12,436     0.95(2)     2.43(2)       55(1)
DIVIDEND GROWTH
CLASS X SHARES
1998....................      (0.90)           (1.29)       22.05      19.73     723,285      0.63        1.87          39
1999....................      (2.03)           (2.43)       19.92       0.53     742,811      0.60        1.86         101
2000(a).................      (4.08)           (4.45)       15.85       5.36     619,469      0.63        2.01          41
2001....................     --                (0.28)       14.71      (5.45)    527,738      0.62        1.79          22
2002....................     --                (0.26)       11.83     (17.92)    341,673      0.64        1.89          22
2003 (c)................     --                (0.13)       13.04      11.44(1)   338,017     0.66(2)     2.18(2)       18(1)
CLASS Y SHARES
2000(b).................     --                (0.13)       15.84      13.02(1)     2,780     0.88(2)     1.45(2)       41
2001....................     --                (0.25)       14.69      (5.71)     22,602      0.87        1.54          22
2002....................     --                (0.23)       11.81     (18.15)     29,318      0.89        1.64          22
2003(c).................     --                (0.12)       13.02      11.33(1)    40,488     0.91(2)     1.93(2)       18(1)
VALUE-ADDED MARKET
CLASS X SHARES
1998....................      (0.27)           (0.49)       19.19      12.19     174,824      0.55        1.20          14
1999....................      (0.73)           (0.95)       20.54      12.15     189,708      0.55        1.11          21
2000(a).................      (1.91)           (2.00)       20.75      11.98     186,887      0.54        1.31           8
2001....................      (1.10)           (1.29)       19.12      (1.83)    181,881      0.54        1.12           6
2002....................     --                (0.21)       15.88     (15.97)    121,065      0.54        1.09           8
2003(c).................      (0.32)           (0.53)       17.50      13.58(1)   125,898     0.55(2)     1.16(2)       17(1)
CLASS Y SHARES
2000(b).................     --               --            20.72      10.57(1)       890     0.78(2)     1.02(2)        8
2001....................      (1.10)           (1.28)       19.05      (2.04)     10,985      0.79        0.87           6
2002....................     --                (0.20)       15.79     (16.21)     18,843      0.79        0.84           8
2003(c).................      (0.32)           (0.51)       17.40      13.46(1)    29,549     0.80(2)     0.91(2)       17(1)

Morgan Stanley Select Dimensions Investment Series
FINANCIAL HIGHLIGHTS CONTINUED

                          NET ASSET
FOR THE YEAR                VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
ENDED                     BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------               ---------   -------------   --------------   ----------   ------------
GROWTH
CLASS X SHARES
1998....................   $16.56        $ 0.00           $ 2.16         $ 2.16        --
1999....................    18.23         (0.02)            6.65           6.63        --
2000(a).................    23.27         (0.02)*          (2.47)         (2.49)       --
2001....................    19.42         (0.01)*          (2.90)         (2.91)       --
2002....................    15.48          0.01*           (4.32)         (4.31)       --
2003(c).................    11.17          0.01*            1.39           1.40       $ (0.01)
CLASS Y SHARES
2000(b).................    23.90         (0.03)*          (4.47)         (4.50)       --
2001....................    19.40         (0.05)*          (2.90)         (2.95)       --
2002....................    15.42         (0.02)*          (4.30)         (4.32)       --
2003(c).................    11.10          0.00*            1.38           1.38        --
AMERICAN OPPORTUNITIES
CLASS X SHARES
1998....................    19.69          0.13             5.57           5.70         (0.14)
1999....................    23.31          0.08            11.76          11.84         (0.07)
2000(a).................    32.60          0.05*           (1.39)         (1.34)       --
2001....................    28.57          0.09*           (7.97)         (7.88)        (0.05)
2002....................    14.99          0.04*           (3.26)         (3.22)        (0.09)
2003(c).................    11.68          0.02*            0.84           0.86         (0.05)
CLASS Y SHARES
2000(b).................    29.89          0.05*           (1.39)         (1.34)       --
2001....................    28.55          0.03*           (7.95)         (7.92)        (0.05)
2002....................    14.93          0.01*           (3.25)         (3.24)        (0.06)
2003(c).................    11.63          0.00*            0.83           0.83         (0.02)
CAPITAL OPPORTUNITIES
CLASS X SHARES
1998....................    11.40          0.06             0.57           0.63         (0.07)
1999....................    11.86          0.06            10.81          10.87         (0.06)
2000(a).................    22.66         (0.09)*          (5.64)         (5.73)       --
2001....................    15.38         (0.07)*          (5.52)         (5.59)       --
2002....................     9.79         (0.05)*          (4.24)         (4.29)       --
2003(c).................     5.50         (0.02)*           0.99           0.97        --
CLASS Y SHARES
2000(b).................    24.41         (0.05)*          (8.99)         (9.04)       --
2001....................    15.37         (0.09)*          (5.53)         (5.62)       --
2002....................     9.75         (0.07)*          (4.22)         (4.29)       --
2003(c).................     5.46         (0.02)*           0.98           0.96        --

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               RATIOS TO AVERAGE
                                                                                                   NET ASSETS
                                              TOTAL       NET ASSET            NET ASSETS   ------------------------
FOR THE YEAR              DISTRIBUTIONS     DIVIDENDS       VALUE                END OF                     NET        PORTFOLIO
ENDED                          TO              AND         END OF      TOTAL     PERIOD                 INVESTMENT     TURNOVER
DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+   (000'S)     EXPENSES   INCOME (LOSS)     RATE
-----------               -------------   -------------   ---------   -------  ----------   --------   -------------   ---------
GROWTH
CLASS X SHARES
1998....................     $(0.49)         $ (0.49)      $18.23      13.22%   $ 53,504      1.06%         0.01%         223%
1999....................      (1.59)           (1.59)       23.27      39.10      96,699      0.90         (0.11)          88
2000(a).................      (1.36)           (1.36)       19.42     (11.68)    132,909      0.88         (0.10)          68
2001....................      (1.03)           (1.03)       15.48     (15.23)     80,096      0.86         (0.04)          81
2002....................     --               --            11.17     (27.84)     39,834      0.91          0.08          135
2003(c).................     --                (0.01)       12.56      12.57(1)    38,866     0.98(2)       0.25(2)        72(1)
CLASS Y SHARES
2000(b).................     --               --            19.40     (18.83)(1)     2,536    1.14(2)      (0.34)(2)       68
2001....................      (1.03)           (1.03)       15.42     (15.46)      4,383      1.11         (0.29)          81
2002....................     --               --            11.10     (28.02)      3,520      1.16         (0.17)         135
2003(c).................     --                 0.00        12.48      12.43(1)     4,997     1.23(2)       0.00(2)        72(1)
AMERICAN OPPORTUNITIES
CLASS X SHARES
1998....................      (1.94)           (2.08)       23.31      30.78     371,633      0.66          0.62          325
1999....................      (2.48)           (2.55)       32.60      55.81     768,751      0.66          0.29          360
2000(a).................      (2.69)           (2.69)       28.57      (4.42)    832,971      0.64          0.17          426
2001....................      (5.65)           (5.70)       14.99     (29.47)    463,012      0.65          0.46          393
2002....................     --                (0.09)       11.68     (21.56)    274,710      0.66          0.27          309
2003(c).................     --                (0.05)       12.49       7.34(1)   257,548     0.67(2)       0.31(2)       131(1)
CLASS Y SHARES
2000(b).................     --               --            28.55      (4.48)(1)    13,930    0.88(2)       0.40(2)       426
2001....................      (5.65)           (5.70)       14.93     (29.67)     30,768      0.90          0.21          393
2002....................     --                (0.06)       11.63     (21.73)     30,035      0.91          0.02          309
2003(c).................     --                (0.02)       12.44       7.16(1)    38,859     0.92(2)       0.06(2)       131(1)
CAPITAL OPPORTUNITIES
CLASS X SHARES
1998....................      (0.10)           (0.17)       11.86       5.67      28,198      --  (3)       0.58(3)       323
1999....................      (0.01)           (0.07)       22.66      92.10      84,949      0.20(3)       0.37(3)       318
2000(a).................      (1.55)           (1.55)       15.38     (27.56)    116,991      0.79         (0.41)          21
2001....................     --               --             9.79     (36.39)     55,488      0.80         (0.63)          16
2002....................     --               --             5.50     (43.82)     22,097      0.90         (0.71)         103
2003(c).................     --               --             6.47      17.64(1)    22,118     0.87(2)      (0.55)(2)       68(1)
CLASS Y SHARES
2000(b).................     --               --            15.37     (36.83)(1)     4,895    1.02(2)      (0.62)(2)       21
2001....................     --               --             9.75     (36.56)     11,410      1.05         (0.88)          16
2002....................     --               --             5.46     (44.00)      6,537      1.15         (0.96)         103
2003(c).................     --               --             6.42      17.58(1)     8,512     1.12(2)      (0.80)(2)       68(1)

Morgan Stanley Select Dimensions Investment Series
FINANCIAL HIGHLIGHTS CONTINUED

                          NET ASSET
FOR THE YEAR                VALUE          NET         NET REALIZED    TOTAL FROM    DIVIDENDS
ENDED                     BEGINNING    INVESTMENT     AND UNREALIZED   INVESTMENT        TO
DECEMBER 31               OF PERIOD   INCOME (LOSS)    GAIN (LOSS)     OPERATIONS   SHAREHOLDERS
-----------               ---------   -------------   --------------   ----------   ------------
GLOBAL EQUITY
CLASS X SHARES
1998....................   $12.97        $ 0.14           $ 1.81         $ 1.95       $ (0.18)
1999....................    14.69          0.06             4.94           5.00         (0.06)
2000(a).................    19.63          0.13*           (1.19)         (1.06)        (0.06)
2001....................    17.26          0.04*           (2.88)         (2.84)        (0.11)
2002....................    12.79          0.04*           (2.26)         (2.22)        (0.01)
2003(c).................    10.56          0.04*            1.45           1.49         (0.05)
CLASS Y SHARES
2000(b).................    18.85          0.00*           (1.61)         (1.61)       --
2001....................    17.24         (0.01)*          (2.86)         (2.87)        (0.10)
2002....................    12.75          0.01*           (2.26)         (2.25)       --
2003(c).................    10.50          0.03*            1.44           1.47         (0.02)
DEVELOPING GROWTH
CLASS X SHARES
1998....................    19.16          0.03             1.69           1.72         (0.04)
1999....................    20.81          0.01            19.23          19.24         (0.01)
2000(a).................    40.04          0.22*           (7.89)         (7.67)       --
2001....................    25.93         (0.01)*          (6.25)         (6.26)        (0.22)
2002....................    16.01         (0.03)*          (4.41)         (4.44)       --
2003(c).................    11.57         (0.00)*           2.00           2.00        --
CLASS Y SHARES
2000(b).................    29.79          0.09*           (3.98)         (3.89)       --
2001....................    25.90         (0.05)*          (6.25)         (6.30)        (0.21)
2002....................    15.95         (0.06)*          (4.40)         (4.46)       --
2003(c).................    11.49         (0.02)*           2.00           1.98        --

----------------------------

 (a) PRIOR TO JULY 24, 2000, THE FUND ISSUED ONE CLASS OF SHARES. ALL SHARES OF THE FUND HELD PRIOR TO MAY 1, 2000 HAVE BEEN DESIGNATED CLASS X SHARES.

 (b)  FOR THE PERIOD JULY 24, 2000 (ISSUED DATE) THROUGH DECEMBER 31, 2000.

 (c)  FOR THE SIX MONTHS ENDED JUNE 30, 2003.

  * THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.

  + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.

 ++   DISTRIBUTION FROM PAID-IN CAPITAL.

 (1)  NOT ANNUALIZED.

 (2)  ANNUALIZED.

 (3) IF THE PORTFOLIO HAD BORNE ALL EXPENSES THAT WERE ASSUMED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN 0.98% AND (0.40%), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 1998 AND 0.92% AND (0.35%), RESPECTIVELY, FOR THE YEAR ENDED DECEMBER 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                                               RATIOS TO AVERAGE
                                                                                                   NET ASSETS
                                              TOTAL       NET ASSET            NET ASSETS   ------------------------
FOR THE YEAR              DISTRIBUTIONS     DIVIDENDS       VALUE                END OF                     NET        PORTFOLIO
ENDED                          TO              AND         END OF      TOTAL     PERIOD                 INVESTMENT     TURNOVER
DECEMBER 31               SHAREHOLDERS    DISTRIBUTIONS    PERIOD     RETURN+   (000'S)     EXPENSES   INCOME (LOSS)     RATE
-----------               -------------   -------------   ---------   -------  ----------   --------   -------------   ---------
GLOBAL EQUITY
CLASS X SHARES
1998....................     $(0.05)         $ (0.23)      $14.69      15.11%   $125,522      1.10%         1.01%          80%
1999....................     --                (0.06)       19.63      34.14     173,743      1.08          0.36           79
2000(a).................      (1.25)           (1.31)       17.26      (5.93)    171,523      1.06          0.68           68
2001....................      (1.52)           (1.63)       12.79     (17.22)    118,747      1.07          0.29           89
2002....................     --                (0.01)       10.56     (17.37)     75,611      1.08          0.35           44
2003(c).................     --                (0.05)       12.00      14.08(1)    76,667     1.08(2)       0.81(2)        15(1)
CLASS Y SHARES
2000(b).................     --               --            17.24      (8.54)(1)       883    1.29(2)       0.02(2)        68
2001....................      (1.52)           (1.62)       12.75     (17.38)      3,825      1.32          0.04           89
2002....................     --               --            10.50     (17.57)      3,951      1.33          0.10           44
2003(c).................     --                (0.02)       11.95      13.93(1)     5,107     1.33(2)       0.56(2)        15(1)
DEVELOPING GROWTH
CLASS X SHARES
1998....................      (0.03)           (0.07)       20.81       9.04      81,625      0.59          0.19          193
1999....................     --                (0.01)       40.04      92.52     160,595      0.58          0.06          178
2000(a).................      (6.44)           (6.44)       25.93     (21.61)    142,640      0.56          0.66          207
2001....................      (3.44)           (3.66)       16.01     (25.49)     85,513      0.59         (0.05)         196
2002....................     --               --            11.57     (27.73)     45,892      0.61         (0.26)         251
2003(c).................     --               --            13.57      17.29(1)    48,010     0.62(2)      (0.07)(2)      118(1)
CLASS Y SHARES
2000(b).................     --               --            25.90     (13.06)(1)     1,716    0.83(2)       0.74(2)       207
2001....................      (3.44)           (3.65)       15.95     (25.67)      2,973      0.84         (0.30)         196
2002....................     --               --            11.49     (27.96)      2,602      0.86         (0.51)         251
2003(c).................     --               --            13.47      17.23(1)     4,199     0.87(2)      (0.32)(2)      118(1)

                                    Trustees
          ------------------------------------------------------------

          Michael Bozic                          Dr. Manuel H. Johnson
          Charles A. Fiumefreddo                      Joseph J. Kearns
          Edwin J. Garn                              Michael E. Nugent
          Wayne E. Hedien                            Philip J. Purcell
          James F. Higgins                                 Fergus Reid

                                    Officers
          ------------------------------------------------------------
                             Charles A. Fiumefreddo
                             CHAIRMAN OF THE BOARD
                               Mitchell M. Merin
                                   PRESIDENT
                               Ronald E. Robison
            EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER
                                   Barry Fink
                       VICE PRESIDENT AND GENERAL COUNSEL
                              Joseph J. McAlinden
                                 VICE PRESIDENT
                               Stefanie V. Chang
                                 VICE PRESIDENT
                                 Francis Smith
                     TREASURER AND CHIEF FINANCIAL OFFICER
                                Thomas F. Caloia
                                 VICE PRESIDENT
                                 Mary E. Mullin
                                   SECRETARY

                                 Transfer Agent
                ------------------------------------------------
                              Morgan Stanley Trust
                     Harborside Financial Center--Plaza Two
                         Jersey City, New Jersey 07311

                              Independent Auditors
                ------------------------------------------------
                             Deloitte & Touche LLP
                           Two World Financial Center
                            New York, New York 10281

                               Investment Manager
                ------------------------------------------------
                    Morgan Stanley Investment Advisors Inc.
                          1221 Avenue of the Americas
                            New York, New York 10020

                                  Sub-Advisor
                ------------------------------------------------
                                Growth Portfolio
                                 --------------
                   Morgan Stanley Investment Management Inc.
                          1221 Avenue of the Americas
                            New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.

#40474

Item 9 - Controls and Procedures

  The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 10b Exhibits
A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

Items 2 - 8 and Item 10a are not applicable


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series
Ronald E. Robison
Principal Executive Officer
August 19, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Ronald E. Robison
Principal Executive Officer
August 19, 2003

Francis Smith
Principal Financial Officer
August 19, 2003

                                        2